     As filed with the Securities and Exchange Commission on August 31, 2003

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N - CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-08261

                               Ultra Series Funds
                             5910 Mineral Point Road
                                Madison, WI 53705
                                 (608) 238-5851
             (Registrant's Exact Name, Address and Telephone Number)

                         Margaret Gallardo-Cortez, Esq.
               Assistant Vice President, Associate General Counsel
                                CUNA Mutual Group
                             5910 Mineral Point Road
                                Madison, WI 53705
                     (Name and Address of Agent for Service)

                                    Copy to:

                              Stephen E. Roth, Esq.
                         Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                          Washington, D. C. 20004-2415

                        ---------------------------------

Date of Fiscal Year End: December 31, 2002

Date of Reporting Period: June 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 on June 30, 2003 appears beginning on the following page.

                                TABLE OF CONTENTS

                                                                                     Page
                                                                                     ----
Ultra Series Fund

      Index Comparisons, Investment Objectives, Management Discussions ............    2

      Schedules of Investments ....................................................   20

      Statements of Assets and Liabilities ........................................   64

      Statements of Operations ....................................................   66

      Statements of Changes in Net Assets .........................................   68

      Financial Highlights ........................................................   73

      Notes to Financial Statements ...............................................   83

                                    BOND FUND
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT(1)

GRAPHIC: Bar chart showing the following showing the comparison of change in value of $10,000 investment:
Bond Fund: 6/30/93 - $10,000; 6/30/94 - $9,931; 6/30/95 - $10,934; 6/30/96 -
$11,352; 6/30/97 - $12,222; 6/30/98 - $13,223; 6/30/99 - $13,553; 6/30/00 -
$14,040; 6/30/01 - $15,338; 6/30/02 - $16,577; 6/30/03 - $19,928.

Lehman Brothers Intermediate Government/Credit Bond Index: 6/30/93 - $10,000; 6/30/94 - $9,975; 6/30/95 - $11,009; 6/30/96 - $11,561; 6/30/97 - $12,395;
6/30/98 - $13,454; 6/30/99 - $14, 017; 6/30/00 - $14,610; 6/30/01 - $16,222;
6/30/02 - $17,547; 6/30/03 - $19,449.

               AVERAGE ANNUAL TOTAL RETURN THROUGH JUNE 30, 2003

                                        ONE          THREE         FIVE          TEN
                                        YEAR         YEARS         YEARS        YEARS
--------------------------------------------------------------------------------------
Bond Fund                               8.14%         8.49%        6.28%        6.01%
Lehman Brothers Intermediate
   Government/Credit Bond Index(2)     10.84%        10.01%        7.65%        6.88%
Lipper Intermediate Investment
   Grade Debt Funds Index(3)           10.76%         9.56%        6.94%        6.63%

GRAPHIC: Circle chart showing the following portfolio mix: Mortgage Backed 29.2%, U.S. Government and Agency Obligations 24.6%, Corporate Notes and Bonds 33.0%, Asset Backed 5.3%, Commercial Mortgage Backed 4.2%, Private Label Mortgage Backed 1.9%, Short-term Investments, Other Investments and Other Net Assets and Liabilities 1.8%.

(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index. Fund returns are calculated after mutual fund level expenses have been subtracted, but do not include any separate account fees, charges, or expenses imposed by the variable annuity and life insurance contracts that use the fund, as described in the Prospectus. All dividends and capital gains are reinvested. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Indices are unmanaged and investors cannot invest in them. Additionally, the indices do not reflect expenses or sales charges.

(2) Lehman Brothers Intermediate Government/Credit Bond Index represents an index of the market values of high quality corporate and government debt instruments having intermediate-term maturities.

(3) The Lipper Intermediate Investment Grade Debt Funds Index represents an index of 30 large mutual funds that invest at least 65% of its assets in investment grade debt issues with dollar-weighted average maturities of five to ten years.

             MANAGEMENT'S DISCUSSION OF FIRST HALF 2003 PERFORMANCE
                                    BOND FUND

Investment Objective: Seeks a high level of current income consistent with the prudent limitation of investment risk.

Management's Discussion: Economic growth in the first six months of 2003 remained below potential as demand was restrained and companies found little need to invest in themselves or hire new workers. Activity in the service sector picked up towards the end of the period after a dip preceding the outbreak of hostilities in Iraq, while manufacturing activity improved slightly but stayed sluggish. Events in the Middle East drove energy prices up early in the period, restraining consumer and business spending, but prices declined as it began to appear that the U.S. military should be successful in deposing Saddam Hussein. However, as the period closed, energy prices remained at somewhat elevated levels, possibly because inventories of crude oil and natural gas remained low. When energy prices are taken out of the picture, inflation at both the consumer and wholesale levels was quite low during the period. As has been true for most of the last two years, low interest rates made housing, residential construction and home-loan activity major sectors of the economy throughout the period.

During the six-month period ended June 30, 2003, U.S. bonds defied the growing expectations that their long bull market would end. Although they returned considerably less than U.S. stocks, U.S. Treasury bonds rose over the period, supported first by expectations for and then the reality of another cut in short-term interest rates by the U.S. Federal Reserve. However, the Fed's 25 basis-point cut in June disappointed some bond market participants, who had hoped for more aggressive action. In the weeks before the Fed's June meeting, yields on U.S. Treasury bonds were at or near 45-year lows, but rose after the Fed made its decision, somewhat tempering the overall return of U.S. Treasuries for the period. High-yield corporate bonds performed extremely well, as did many longer-dated fixed-income issues, as investors grew less risk-averse and sought yield.

In this moderately favorable environment for investment-grade bonds, the Bond Fund returned 3.05% for the six-month period ended June, 2003, trailing its representative index and a representative index of its peer funds:

Bond Fund                                                              3.05%

Lehman Brothers Intermediate Government/Credit Bond Index              4.27%

Lipper Intermediate Investment Grade Debt Funds Index                  4.84%

The fund's under-performance versus the index is partially explained by the expenses charged by the fund. (Market indexes cannot be directly purchased by investors and reflect no operating expenses or transaction costs.) In addition, the fund's relative performance during the period was negatively affected by management's conservative strategy of moderating the duration and credit risk of the portfolio. During the period, fixed-income markets favored longer-duration and higher-yielding (i.e. riskier) securities.

                                    * * * * *

Looking ahead, management believes that attention to duration and interest-rate risk is still warranted given the high levels of geopolitical and economic uncertainty together with historically low interest rate levels, and continues to manage the fund with the objective of providing steadier returns than its peers when interest rates are volatile.

MEMBERS Capital Advisors' Fixed-Income Portfolio Management Team - Advisor

                                HIGH INCOME FUND
             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT(1)

GRAPHIC: Bar chart showing the following showing the comparison of change in value of $10,000 investment:
High Income Fund: 10/31/00 - $10,000; 6/30/01 - $10,197; 6/30/02 - $10,256;
6/30/03 - $11,755.

Lehman Brothers High Yield Bond Index: 10/31/00 - $10,000; 6/30/01 - $10,174;
6/30/02 - $9,807; 6/30/03 - $12,040.

                AVERAGE ANNUAL TOTAL RETURN THROUGH JUNE 30, 2003

                                            ONE
                                            YEAR     SINCE INCEPTION(2)
-----------------------------------------------------------------------
High Income Fund                           14.61%          6.26%
Lehman Brothers High Yield Bond Index(3)   22.76%          7.22%
Lipper High Yield Bond Fund Index(4)       19.16%          2.70%

GRAPHIC: Circle chart showing the following portfolio mix: Basic Materials 4.9%, Communications 5.6%, Industrials 6.3%, Containers/Packaging 7.2%, Media 7.3%, Recreation 9.2%, Telecommunications 4.8%, Building and Construction 4.5%, Pipeline 3.2%, Retail 3.1%, Other Sectors 24.5%, Short-term Investments and Other Net Assets and Liabilities 10.1%, Energy 9.3%.

(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index. Fund returns are calculated after mutual fund level expenses have been subtracted, but do not include any separate account fees, charges, or expenses imposed by the variable annuity and life insurance contracts that use the fund, as described in the Prospectus. All dividends and capital gains are reinvested. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Indices are unmanaged and investors cannot invest in them. Additionally, the indices do not reflect expenses or sales charges.

(2) Returns are from inception, October 31, 2000.

(3) The Lehman Brothers High Yield Bond Index represents an index of the market values of fixed-rate non-investment grade debt securities.

(4) The Lipper High Yield Bond Fund Index represents an index of 30 large mutual funds that invest in lower grade fixed-income securities in an attempt to achieve higher current yields.

             MANAGEMENT'S DISCUSSION OF FIRST HALF 2003 PERFORMANCE
                                HIGH INCOME FUND

Investment Objective: Seeks high current income. The fund also seeks capital appreciation but only when consistent with its primary goal.

Management's Discussion: During most of the six-month period ended June 30, 2003, the U.S. economy struggled under sluggish Gross Domestic Product growth and an uncertain outlook. But even against this sluggish backdrop, high-yield investors found a way to look past current problems and focus on what many believed was an economic environment that was due for improvement. And during the period, high-yield markets posted impressive returns versus their investment-grade counterparts, even though downgrades exceeded upgrades by a wide margin. Strong institutional subscriptions and demand by mutual funds supported the rally. Indeed, during the period, many institutional investors struggled to accumulate positions in the over-subscribed high-yield market. This strong performance provided a welcome relief for investors who suffered significant losses in the high-yield sector during the previous two years. Concerns among investors about last year's high-profile downgrades of large companies in several industries seemed to abate as yield spreads between below-investment grade bonds and their higher-quality counterparts narrowed in dramatic fashion.

The rally in the high-yield market was led by the media, telecommunications, and utilities sectors. During the period, the fund's subadvisor favored select names in the media group with the ability to generate strong free cash flow, such as broadcasting companies, which have tended to benefit from increased advertising expenditures in past economic recoveries. The fund continued to have significant underweight exposure to the wireline industry as it still faced many fundamental challenges, not the least among them was significant over-capacity. The fund held neutral weights in the wireless telecom group, also favoring select names with the ability to generate strong free cash flow. Overall, the fund's holdings were decidedly defensive relative to the high-yield market at large. And while the fund's defensiveness improved returns in recent years, it contributed to its underperformance during the period as investors favored riskier bonds.

In this environment, the High Income Fund under-performed its representative index and peers, mostly as a result of the aforementioned relatively defensive nature of its holdings.

High Income Fund                                             10.29%

Lehman Brothers High Yield Bond Index                        18.49%

Lipper High Yield Bond Fund Index                            15.74%

                                    * * * * *

Looking forward, it seems unreasonable to expect the high-yield market to continue its recent torrid pace indefinitely. Default rates have declined, but some consolidation of recent returns would not surprise us in the near term. With that said, high-yield bonds should benefit from continued improvement in the U.S. economy. Monetary and fiscal policies are stimulative, and should soon bear fruit in the form of a more robust economic recovery.

MEMBERS Capital Advisors' Fixed Income Portfolio Management Team - Advisor Massachusetts Financial Services - Subadvisor

                                  BALANCED FUND
             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT(1)

GRAPHIC: Bar chart showing the following showing the comparison of change in value of $10,000 investment:
Balanced Fund: 6/30/93 - $10,000; 6/30/94 - $10,394; 6/30/95 - $11,801; 6/30/96
- $13,239; 6/30/97 - $15,371; 6/30/98 - $17,873; 6/30/99 - $20,766; 6/30/00 -
$22,214; 6/30/01 - $21,570; 6/30/02 - $20,169; 6/30/03 - $20,673.

Blended Synthetic Index: 6/30/93 - $10,000; 6/30/94 - $10,107; 6/30/95 -
$11,771; 6/30/96 - $13,434; 6/30/97 - $15,958; 6/30/98 - $18,758; 6/30/99 -
$21,189; 6/30/00 - $22,467; 6/30/01 - $22,075; 6/30/02 - $21,011; 6/30/03 -
$22,094.

                AVERAGE ANNUAL TOTAL RETURN THROUGH JUNE 30, 2003

                                    ONE          THREE         FIVE          TEN
                                    YEAR         YEARS         YEARS        YEARS
---------------------------------------------------------------------------------
Balanced Fund                      2.50%         -2.37%        2.95%        7.53%
Blended Synthetic Index(2)         5.19%         -0.55%        3.33%        8.25%
Lipper Balanced Fund Index(3)      3.49%         -1.80%        1.98%        7.73%

GRAPHIC: Circle chart showing the following portfolio mix: Common Stocks 55.0%, Corporate Notes and Bonds 14.3%, Mortgage Backed 9.9%, U.S. Government and Agency Obligations 8.7%, Short-term Investments, Other Investments and Other Net Assets and Liabilities 5.6%, Asset Backed 2.9%, Commercial Mortgage Backed 2.4%, Private Label Mortgage Backed 1.2%.

(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index. Fund returns are calculated after mutual fund level expenses have been subtracted, but do not include any separate account fees, charges, or expenses imposed by the variable annuity and life insurance contracts that use the fund, as described in the Prospectus. All dividends and capital gains are reinvested. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Indices are unmanaged and investors cannot invest in them. Additionally, the indices do not reflect expenses or sales charges.

(2) The Blended Synthetic Index represents the average annual total returns of a hypothetical portfolio consisting of 45% S&P 500 Index, 40% Lehman Brothers Intermediate Government/Credit Bond Index and 15% 90-Day U.S. Treasury Bill.

(3) The Lipper Balanced Fund Index represents an Index of 30 large mutual funds whose primary objective is to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds.

             MANAGEMENT'S DISCUSSION OF FIRST HALF 2003 PERFORMANCE
                                  BALANCED FUND

Investment Objective: Seeks a high total return through the combination of income and capital appreciation.

Management's Discussion: Economic growth in the first six months of 2003 remained below potential as demand was restrained and companies found little need to invest in themselves or hire new workers. Activity in the service sector picked up towards the end of the period after a dip preceding the outbreak of hostilities in Iraq, while manufacturing activity improved slightly but remained sluggish overall. Events in the Middle East drove energy prices up early in the period, restraining consumer and business spending, but prices declined as it began to appear that the U.S. military should be successful in deposing Saddam Hussein. However, as the period closed, energy prices remained somewhat elevated, possibly because inventory levels of crude oil and natural gas remained low. When energy prices are taken out of the picture, inflation at both the consumer and wholesale level during the period was well below its historical average. As has been true for most of the last two years, low interest rates made housing, residential construction and home-loan activity major sectors of the economy throughout the period.

U.S. stocks fell early in 2003, nearly to their October 2002 lows by March, as geopolitical uncertainties and lukewarm economic conditions dominated the thinking of market participants. However, stocks rallied strongly just before the war in Iraq began, and the success of U.S. military operations helped to sustain this rally. After the apparent fall of Saddam Hussein's regime, equity investors began to anticipate an improvement in the U.S. economy in the near term. Micro-cap, technology, and bio-technology stocks out-performed during the six-month period ended June 30, 2003, with shares of industrial companies lagging. The rally in U.S. markets was supported by low short-term interest rates, a generous supply of liquidity, and a large cut in Federal income, capital gains, and dividend taxes. In the second quarter of 2003, the broadly representative S&P 500 Index recorded the best quarterly performance it has since 1998.

During the six-month period ended June 30, 2003, U.S. bonds defied the growing expectation that their long bull market would end. Although they returned considerably less than U.S. stocks, U.S. Treasury bonds rose over the period, supported first by expectations for and then the reality of another cut in short-term interest rates by the U.S. Federal Reserve. However, the Fed's 25 basis-point cut in June disappointed some bond market participants, who had hoped for more aggressive action. In the weeks before the Fed's June meeting, yields on U.S. Treasury bonds were at or near 45-year lows, but rose after the Fed made its decision, somewhat tempering the overall return of U.S. Treasuries for the period. High-yield corporate bonds performed extremely well, as did many longer-dated fixed-income issues, as investors grew less risk-averse and sought yield.

The Balanced Fund returned 7.14% for the six-month period ended June 30, 2003, out-performing a representative index of equity and fixed income securities, and trailing a representative index of its peers:

Balanced Fund                                                 7.14%

Blended Synthetic Index                                       7.11%

Lipper Balanced Fund Index                                    8.87%

The fund's performance compared well against the Blended Synthetic Index partly due to its higher weighting in stocks - the best performing asset class - and its lower weighting in money-market instruments, which considerably under-performed bonds and stocks during the period. The fund under-performed its peers, partly because it held a lower percentage of equities. When stocks significantly out-perform bonds, as they did during the period, the Balanced Fund will tend to lag its more aggressive peers. Performance was helped by stock selection in the information technology sector, where holding EMC rose sharply, and in the retail sector, where holding Target out-performed. Performance was hurt by stock selection in the electronics sector, where contract manufacturer Celestica saw its margins decline in a highly competitive market for electronic components. In the fixed-income portion of the fund's portfolio, performance was negatively affected by management's usual practice of moderating the duration and credit risk of the portfolio. During the period, fixed-income markets favored longer-duration, higher-yielding (i.e. riskier) securities.

                                    * * * * *

Looking ahead, management believes that it is possible that the surge of fiscal and monetary stimulus expected over the next six to twelve months will finally lift the U.S. economy out of its doldrums. Many economists are predicting a return to full-potential growth, with 3-5% GDP expansion for the second half of 2003. If this scenario develops, the fund may build on the positive investment returns it earned during the period. If not, and stock markets decline, the fund's more conservative holdings should provide a measure of downside protection.

MEMBERS Capital Advisors' Stock and Fixed Income Portfolio Management Teams - Advisor

                          GROWTH AND INCOME STOCK FUND
             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT(1)

GRAPHIC: Bar chart showing the following showing the comparison of change in value of $10,000 investment:
Growth and Income Fund: 6/30/93 - $10,000; 6/30/94 - $10,717; 6/30/95 - $12,837;
6/30/96 - $15,694; 6/30/97 - $20,584; 6/30/98 - $26,243; 6/30/99 - $33,251;
6/30/00 - $33,275; 6/30/01 - $29,837; 6/30/02 - $26,202; 6/30/03 - $25,032.

S&P 500 Index: 6/30/93 - $10,000; 6/30/94 - $10,138; 6/30/95 - $12,777; 6/30/96
- $16,098; 6/30/97 - $21,682; 6/30/98 - $28,219; 6/30/99 - $34,643; 6/30/00 -
$37,154; 6/30/01 - $31,648; 6/30/02 - $25,961; 6/30/03 - $26,026.

                AVERAGE ANNUAL TOTAL RETURN THROUGH JUNE 30, 2003

                                           ONE         THREE        FIVE           TEN
                                          YEAR         YEARS        YEARS         YEARS
----------------------------------------------------------------------------------------
Growth and Income Stock Fund             -4.45%        -9.05%       -0.94%         9.61%
S&P 500 Index(2)                          0.25%       -11.20%       -1.61%        10.04%
Lipper Large-Cap Value Fund Index(3)     -2.13%        -5.42%       -0.75%         9.15%

GRAPHIC: Circle chart showing the following portfolio mix: Short-term Investments and Other Net Assets and Liabilities 6.7%, Consumer Staples 7.9%, Energy 8.4%, Industrials 9.6%, Health Care 10.1%, Telecommunication Services 5.0%, Materials 3.8%, Utilities 3.5%, Financials 23.3%, Information Technology 11.1%, Consumer Discretionary 10.7%.

(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index. Fund returns are calculated after mutual fund level expenses have been subtracted, but do not include any separate account fees, charges, or expenses imposed by the variable annuity and life insurance contracts that use the fund, as described in the Prospectus. All dividends and capital gains are reinvested. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Indices are unmanaged and investors cannot invest in them. Additionally, the indices do not reflect expenses or sales charges.

(2) The S&P 500 Index, a large company stock index, tracks the value of 500 stocks chosen for market size, liquidity and industry group representation, with each stock weighted in proportion to its market value.

(3) Lipper Large-Cap Value Fund Index represents an index of 30 large mutual funds that invest primarily in large capitalization companies. The stocks in these funds normally have below-average price-to-earnings ratios, price-to-book ratios and three-year earnings growth rates.

             MANAGEMENT'S DISCUSSION OF FIRST HALF 2003 PERFORMANCE
                          GROWTH AND INCOME STOCK FUND

Investment Objective: Seeks long-term capital growth, with income as a secondary consideration.

Management's Discussion: Economic growth in the first six months of 2003 remained below potential as demand was restrained and companies found little need to invest in themselves or hire new workers. Activity in the service sector picked up towards the end of the period after a dip preceding the outbreak of hostilities in Iraq, while manufacturing activity improved slightly but remained sluggish overall. Events in the Middle East drove energy prices up early in the period, restraining consumer and business spending, but prices declined as it began to appear that the U.S. military should be successful in deposing Saddam Hussein. However, as the period closed, energy prices remained at somewhat elevated levels, possibly because of low inventories of crude oil and natural gas. When energy prices are taken out of the picture, inflation at both the consumer and wholesale levels was quite low during the period. As has been true for most of the last two years, low interest rates made housing, residential construction and home-loan activity major sectors of the economy throughout the period.

U.S. stocks fell early in 2003, nearly to their October 2002 lows by March, as geopolitical uncertainties and lukewarm economic conditions dominated the thinking of market participants. However, stocks rallied strongly just before the war in Iraq began, and the success of U.S. military operations helped to sustain this rally. After the apparent fall of Saddam Hussein's regime, equity investors began to anticipate an improvement in the U.S. economy in the near term. Micro-cap, technology, and bio-technology stocks out-performed during the six-month period ended June 30, 2003, with shares of industrial companies lagging. The rally in U.S. markets was supported by low short-term interest rates, a generous supply of liquidity, and a large cut in Federal income, capital gains, and dividend taxes. In the second quarter of 2003, the broadly representative S&P 500 Index recorded the best quarterly performance it has since 1998.

In this generally favorable environment for equity investments, the Growth and Income Stock Fund returned 8.98% for the six-month period ended June 30, 2003, under-performing the S&P 500 Index of large-cap stocks and a representative index of its peer funds:

Growth and Income Fund                                           8.98%

S&P 500 Index (Large-capitalization stocks)                     11.76%

Lipper Large-Cap Value Fund Index                               10.75%

The fund's underperformance was primarily due to subpar stock selection, especially in the financial services sector. Allstate lagged its sector, in spite of an improving earnings outlook. The stock had performed well in 2002, but lagged during the first half of 2003 as stocks of more aggressive financial services firms outperformed. Duke Energy declined sharply during the period because of its exposure to the troubled merchant, energy business. Performance was helped by stock selection in the consumer discretionary sector, where restaurant stock McDonald's rebounded as profits stabilized. Home improvement giant Home Depot also performed well as a result of higher earnings expectations from expense control. Fund performance versus its peers was helped by a relative overweight in the health care sector, and hurt by a slight underweight in the financial services sector, which rebounded along with signs of an improving economy.

In the energy, financial services, and information technology sectors, the fund's holdings have tended not to be industry leaders, as management has preferred to focus on what were, in its judgment, more attractively valued competitors. During the period, investors clearly favored industry leaders, which hurt the fund's relative performance in these sectors. In the current uncertain economic environment, management has been re-evaluating the portfolio's "second-tier" holdings and focusing on stocks of enterprises that it believes are better prepared to do well in a number of different economic scenarios.

                                    * * * * *

Looking ahead, management continues to believe that the fund's holdings remain attractively valued and poised to perform well if the economy recovers according to consensus expectations, and if investor attitudes continue to change for the better. However, if economic conditions don't continue to improve, further selling pressure could be in the offing as actual profits miss expectations.

MEMBERS Capital Advisors' Stock Portfolio Management Team - Advisor

                         CAPITAL APPRECIATION STOCK FUND
             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT(1)

GRAPHIC: Bar chart showing the following showing the comparison of change in value of $10,000 investment:
Capital Appreciation Stock Fund: 6/30/93 - $10,000; 6/30/94 - $9,353; 6/30/95 -
$11,645; 6/30/96 - $14,608; 6/30/97 - $19,419; 6/30/98 - $25,137; 6/30/99 -
$30,507; 6/30/00 - $32,976; 6/30/01 - $28,768; 6/30/02 - $24,025; 6/30/03 -
$24,034.

S&P SuperComposite 1500 Index: 1/03/94 - $10,000; 6/30/94 - $10,543; 6/30/95 -
$13,784; 6/30/96 - $16,740; 6/30/97 - $22,025; 6/30/98 - $26,629; 6/30/99 -
$33,338; 6/30/00 - $34,766; 6/30/01 - $31,601; 6/30/02 - $21,676; 6/30/03 -
$24,349.

                AVERAGE ANNUAL TOTAL RETURN THROUGH JUNE 30, 2003

                                         ONE       THREE      FIVE
                                        YEAR       YEARS      YEARS    SINCE INCEPTION(2)
----------------------------------------------------------------------------------------
Capital Appreciation Stock Fund         0.98%     -10.91%     -0.57%         9.82%
S&P SuperComposite 1500 Index(3)        0.04%      -9.93%     -0.84%         9.68%
Lipper Multi-Cap Core Fund Index(4)     1.30%      -9.77%     -0.80%         8.56%

GRAPHIC: Circle chart showing the following portfolio mix: Short-term Investments and Other Net Assets and Liabilities 4.7%, Energy 5.2%, Industrials 10.4%, Consumer Staples 11.0, Consumer Discretionary 11.3%, Financials 16.4%, Telecommunication Services 2.8%, Materials 2.1%, Utilities 1.8%, Health Care 17.2%, Information Technology 17.1%.

(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index. Fund returns are calculated after mutual fund level expenses have been subtracted, but do not include any separate account fees, charges, or expenses imposed by the variable annuity and life insurance contracts that use the fund, as described in the Prospectus. All dividends and capital gains are reinvested. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Indices are unmanaged and investors cannot invest in them. Additionally, the indices do not reflect expenses or sales charges.

(2) Returns are from inception, January 3, 1994.

(3) The Capital Appreciation Stock Fund commenced operations January 3, 1994. The S&P SuperComposite 1500 Index was not established until December 31, 1994. The above graph shows the performance of the S&P MidCap 400 Index for the period from fund inception to December 31, 1994, and the performance of the S&P SuperComposite 1500 Index for the period January 1, 1995 to the present.

(4) Lipper Multi-Cap Core Fund Index represents an index of 30 large mutual funds that invest in stocks of a variety of market capitalization ranges without concentrating their assets in any one market capitalization size range. The stocks in these funds normally have average price-to-earnings ratios, price-to-book ratios and three-year earnings growth rates.

             MANAGEMENT'S DISCUSSION OF FIRST HALF 2003 PERFORMANCE
                         CAPITAL APPRECIATION STOCK FUND

Investment Objective: Seeks long-term capital appreciation.

Management's Discussion: Economic growth in the first six months of 2003 remained below potential as demand was restrained and companies found little need to invest in themselves or hire new workers. Activity in the service sector picked up towards the end of the period after a dip preceding the outbreak of hostilities in Iraq, while manufacturing activity improved slightly but remained sluggish overall. Events in the Middle East drove energy prices up early in the period, restraining consumer and business spending, but prices declined as it began to appear that the U.S. military should be successful in deposing Saddam Hussein. However, as the period closed, energy prices remained somewhat elevated, possibly because inventory levels of crude oil and natural gas remained low. When energy prices are taken out of the picture, inflation at both the consumer and wholesale level during the period was well below its historical average. As has been true for most of the last two years, low interest rates made housing, residential construction and home-loan activity major sectors of the economy throughout the period.

U.S. stocks fell early in 2003, nearly to their October, 2002 lows by March, as geopolitical uncertainties and lukewarm economic conditions dominated the thinking of market participants. However, stocks rallied strongly just before the war in Iraq began, and the success of U.S. military operations helped to sustain this rally. After the apparent fall of Saddam Hussein's regime, equity investors began to anticipate an improvement in the U.S. economy in the near term. Micro-cap, technology, and bio-technology stocks out-performed during the six-month period ended June 30, 2003, with shares of industrial companies lagging. The rally in U.S. markets was supported by low short-term interest rates, a generous supply of liquidity, and a large cut in Federal income, capital gains, and dividend taxes. In the second quarter of 2003, the broadly representative S&P 500 Index recorded the best quarterly performance it has since 1998.

In this generally favorable environment for equity investments, the Capital Appreciation Stock fund returned 12.33% for the six-month period ended June 30, 2003, out-performing the S&P SuperComposite 1500 Index and slightly lagging a representative index of its peers:

Capital Appreciation Stock Fund                                    12.33%

S&P SuperComposite 1500 Index (All capitalization sizes)           11.85%

Lipper Multi-Cap Core Fund Index                                   13.19%

The fund's strategy of seeking reasonably-valued stocks of companies believed to offer the potential for significant levels of earnings growth proved effective during the six-month period, as the fund continued to rebound following difficult periods in early and mid 2002. Stock selection in the health care sector, where holdings Genzyme and Medimmune benefited from a strong rebound in biotechnology stocks, and in the information technology sector, where holdings Autodesk, Sanmina, ADC Telecommunications, and EMC posted favorable returns, contributed to the fund's positive results for the period.

                                    * * * * *

Looking ahead, management believes that the fund's portfolio continues to offer good prospects for long-term capital appreciation, particularly if, as is generally expected among economists, the U.S. economy returns to its historical growth rate in the near future.

MEMBERS Capital Advisors' Stock Portfolio Management Team - Advisor

                               MID-CAP STOCK FUND
             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT(1)

GRAPHIC: Bar chart showing the following showing the comparison of change in value of $10,000 investment:
Mid-Cap Stock Fund: 5/1/99 - $10,000; 6/30/99 - $11,368; 6/30/00 - $14,078;
6/30/01 - $15,650; 6/30/02 - $12,925; 6/30/03 - $14,397.

S&P MidCap 400 Index: 5/1/99 - $10,000; 6/30/99 - $10,416; 6/30/00 - $12,182;
6/30/01 - $13,264; 6/30/02 - $12,638; 6/30/03 - $12,547.

                AVERAGE ANNUAL TOTAL RETURN THROUGH JUNE 30, 2003

                                        ONE          THREE
                                        YEAR         YEARS     SINCE INCEPTION(2)
---------------------------------------------------------------------------------
Mid-Cap Stock Fund                     -4.93%        5.93%           9.14%
S&P MidCap 400 Index(3)                -0.71%        0.99%           5.60%
Lipper Mid-Cap Value Fund Index(4)      0.42%        4.09%           4.79%

GRAPHIC: Circle chart showing the following portfolio mix: Short-term Investments and Other Net Assets and Liabilities 6.0%, Energy 6.2%, Utilities 7.5%, Health Care 9.5%, Information Technology 9.9%, Consumer Staples 4.5%, Materials 4.4%, Telecommunication Services 0.6%, Financials 21.3%, Consumer Discretionary 16.9%, Industrials 13.2%.

(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index. Fund returns are calculated after mutual fund level expenses have been subtracted, but do not include any separate account fees, charges, or expenses imposed by the variable annuity and life insurance contracts that use the fund, as described in the Prospectus. All dividends and capital gains are reinvested. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Indices are unmanaged and investors cannot invest in them. Additionally, the indices do not reflect expenses or sales charges.

(2) Returns are from inception, May 1, 1999.

(3) The S&P MidCap 400 Index tracks the value of 400 domestic stocks chosen for market size, liquidity and industry group representation, with each stock weighted in proportion to its market value.

(4) Lipper Mid-Cap Value Fund Index represents an index of 30 large mutual funds that invest in middle capitalization companies. The stocks in these funds normally have below-average price-to-earnings ratios, price-to-book ratios and three-year earnings growth rates.

             MANAGEMENT'S DISCUSSION OF FIRST HALF 2003 PERFORMANCE
                               MID-CAP STOCK FUND

Investment Objective: Seeks long-term capital appreciation.

Management's Discussion: Economic growth in the first six months of 2003 remained below potential as demand was restrained and companies found little need to invest in themselves or hire new workers. Activity in the service sector picked up towards the end of the period after a dip preceding the outbreak of hostilities in Iraq, while manufacturing activity improved slightly but remained sluggish overall. Events in the Middle East drove energy prices up early in the period, restraining consumer and business spending, but prices declined as it began to appear that the U.S. military should be successful in deposing Saddam Hussein. However, as the period closed, energy prices remained at somewhat elevated levels, possibly because of low inventory levels of crude oil and natural gas. When energy prices are taken out of the picture, inflation at both the consumer and wholesale levels was well below its historical average. As has been true for most of the last two years, low interest rates made housing, residential construction and home-loan activity major sectors of the economy throughout the period.

U.S. stocks fell early in 2003, nearly to their October 2002 lows in March, as geopolitical uncertainties and lukewarm economic conditions dominated the thinking of market participants. However, stocks rallied strongly just before the war in Iraq began, and the success of U.S. military operations helped to sustain this rally. After the apparent fall of Saddam Hussein's regime, equity investors began to anticipate an improvement in the U.S. economy in the near term. Micro-cap, technology, and bio-technology stocks out-performed during the six-month period ended June 30, 2003, with shares of industrial companies lagging. The rally in U.S. markets was supported by low short-term interest rates, a generous supply of liquidity, and a large cut in Federal income, capital gains, and dividend taxes. In the second quarter of 2003, the broadly representative S&P 500 Index recorded the best quarterly performance since 1998.

In this generally favorable environment for equity investments, the Mid-Cap Stock Fund returned 11.38% for the six month period ended June 30, 2003, trailing both the S&P MidCap 400 Index and a representative index of its peers:

Mid-Cap Stock Fund                                               11.38%

S&P MidCap 400 Index                                             12.41%

Lipper Mid-Cap Value Fund Index                                  14.14%

The fund's performance relative to the S&P MidCap 400 Index was helped by strong stock selection in the consumer discretionary, financial services and basic materials sectors. Strong gains in WCI Communities, a home builder, and Guitar Center, a musical instrument retailer, were particularly helpful among consumer discretionary stocks. Countrywide Financial continued to benefit from strength in the housing market, adding to outperformance in financial services. And, Freeport - McMoran and Martin Marietta Materials performed well among basic materials holdings. These performance enhancements, however, were more than offset by lagging areas. For instance, health care holdings failed to keep pace with the hefty (25%) return generated by the S&P MidCap 400 Index health care sector. This was primarily due to under-exposure to the strong-performing biotechnology industry.

                                    * * * * *

Looking ahead, geopolitical events and the uncertain pace of economic recovery are likely to contribute to a high level of volatility in stock markets in the near term. However, consensus expectations among economists are that the recovery will gain momentum in the second half of 2003. The fund remains well-diversified and focused on the potential for long-term capital appreciation, with broad exposure to many companies and industries that management believes should benefit if economic conditions improve.

MEMBERS Capital Advisors' Stock Portfolio Management Team - Advisor Wellington Management Company, LLP - Subadvisor

                           MULTI-CAP GROWTH STOCK FUND
             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT(1)

GRAPHIC: Bar chart showing the following showing the comparison of change in value of $10,000 investment:
Multi-Cap Growth Stock Fund: 10/31/00 - $10,000; 6/30/01 - $7,080; 6/30/02 -
$4,940; 6/30/03 - $5,378.

Russell 3000 Growth Index: 10/30/01 - $10,000; 6/30/01 - $7,187; 6/30/02 -
$5,291; 6/30/03 - $5,439.

                AVERAGE ANNUAL TOTAL RETURN THROUGH JUNE 30, 2003

                                            ONE
                                            YEAR     SINCE INCEPTION(2)
-----------------------------------------------------------------------
Multi-Cap Growth Stock Fund                 8.79%         -20.78%
Russell 3000 Growth Index(3)                2.79%         -20.44%
Lipper Large-Cap Growth Fund Index(4)      -2.07%         -21.37%

GRAPHIC: Circle chart showing the following portfolio mix: Short-term Investments and Other Net Assets and Liabilities 4.4%, Consumer Discretionary 7.1%, Financials 11.1%, Consumer Services 14.0, Information Technology 27.9%, Telecommunications 3.4%, Energy 1.7%, Industrials 1.0%, Transportation 0.8%, Consumer Staples 0.5%, Health Care 28.1%.

(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index. Fund returns are calculated after mutual fund level expenses have been subtracted, but do not include any separate account fees, charges, or expenses imposed by the variable annuity and life insurance contracts that use the fund, as described in the Prospectus. All dividends and capital gains are reinvested. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Indices are unmanaged and investors cannot invest in them. Additionally, the indices do not reflect expenses or sales charges.

(2) Returns are from inception, October 31, 2000.

(3) The Russell 3000 Growth Index measures the performance of those stocks in the Russell 3000 Index (the 3,000 largest domestic stocks based on total market capitalization) with higher price-to-book ratios and higher forecasted growth rates.

(4) The Lipper Large-Cap Growth Fund Index represents an index of 30 large mutual funds that invest in companies with higher long-term earnings growth potential. The stocks in these funds normally have above-average price-to-earnings ratios, price-to-book ratios and three-year earnings growth rates.

             MANAGEMENT'S DISCUSSION OF FIRST HALF 2003 PERFORMANCE
                           MULTI-CAP GROWTH STOCK FUND

Investment Objective: Seeks long-term capital appreciation.

Management's Discussion: The current slow recovery in the U.S. economy took a step back early in the six-month period ended June 30, 2003, impacted by the war in Iraq and higher energy prices. The uncertainties and distraction of the war contributed to delays in business investment plans while higher energy prices pinched the wallets of both consumers and businesses. The spike in energy prices early in the year occurred during a particularly cold winter in the Northeast and Midwest, applying additional strain to the already lackluster economic backdrop. Leading up to the war, stock markets posted modest declines as investors took a wait-and-see approach in their analysis of the potential economic impact of events overseas. After combat operations started, and it began to appear that success was at hand, stocks rallied in impressive fashion during the second quarter. Investors demonstrated considerable preference for the more aggressive, fast-growing companies that had fallen out of favor since the bursting of the 1990s tech bubble. Growth investors who had experienced declines of historic proportions during the last three years welcomed this new and sudden improvement in investor sentiment.

Given the bottom-up investment strategy employed by the Multi-Cap Growth Stock Fund's subadvisor, sector allocations generally reflected individual stock selection decisions. Top individual contributors to performance in the first half included Citigroup (financials), Dell (information technology), First Data (information technology) and eBay (information technology). Among stocks that detracted from performance were Schering-Plough (health care), Northrop Grumman (industrials) and Accenture (information technology). Overall, stock selection added to performance, particularly in information technology, telecommunications and health care. Sector allocations were also a contributing factor, mostly from the consumer discretionary and consumer staples sectors. Notable changes during the first half included reduced exposure to health care, consumer staples and industrials, along with increased positions in consumer discretionary, information technology and energy. At period end, the fund was overweighted (versus the fund's representative markets) in consumer discretionary, financials and health care stocks, while it was underweighted in industrials and consumer staples. The net result for the period was out-performance relative to the fund's representative index and peers, as illustrated below.

Multi-Cap Growth Stock Fund                                     14.95%

Russell 3000 Growth Index                                       13.49%

Lipper Large-Cap Growth Fund Index                              11.76%

                                    * * * * *

Going forward, while the subadvisor expects the recovery to continue at a more moderate pace when compared to prior cycles, the level of optimism among consumers and business people has improved. The economy is cyclical and greatly influenced by both consumer and corporate psychology, as well as the inventory cycle. While the consumer has held up well during the downcycle, supported by a housing refinance boom, business spending has been weak. Once corporate psychology improves to the point that capital-hoarding managers release projects, the positive feedback loop of psychology and the inventory cycle may come into play. Inventories remain at very low levels, so the subadvisor believes that the boost to the economy from inventory growth could be substantial.

In summary, the economic outlook has improved. Reduced geopolitical uncertainty and aggressive fiscal and monetary policy have lowered investors' risk aversion and improved capital market sentiment. This condition has reduced the financial distress of consumers, corporations, and emerging-markets government borrowers alike, setting the stage for improved growth in the quarters ahead. This more constructive, yet moderate, economic growth backdrop should bode well for corporate profits and investor sentiment. The subadvisor believes that the fund is well positioned because even under a more moderate growth scenario, many of its holdings are more reliant on industry-specific developments, market share gains, and new product introductions, rather than just economic fundamentals.

MEMBERS Capital Advisors' Stock Portfolio Management Team - Advisor Wellington Management Company, LLP - Subadvisor

                             GLOBAL SECURITIES FUND
              COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT(1)

GRAPHIC: Bar chart showing the following showing the comparison of change in value of $10,000 investment:
Global Securities Fund: 10/31/00 - $10,000; 6/30/01 - $9,237; 6/30/02 - $8,310;
6/30/03 - $7,793.

MSCI World Index: 10/31/00 - $10,000; 6/30/01 - $8,559; 6/30/02 - $7,285;
6/30/03 - $7,147.

                AVERAGE ANNUAL TOTAL RETURN THROUGH JUNE 30, 2003

                                                   ONE
                                                   YEAR      SINCE INCEPTION(2)
-------------------------------------------------------------------------------
Global Securities Fund                            -6.26%          -8.94%
MSCI World Index(3)                               -1.88%         -11.85%
Lipper Global Fund Index(4)                       -4.05%         -11.18%

GRAPHIC: Circle chart showing the following portfolio mix: Computer Software/Services 4.8%, Oil & Gas 5.0%, Financial Services 5.6%, Banks 5.6%, Telecommunications 8.9%, Drugs & Healthcare 12.3%, Electronics 4.7%, Insurance 4.5%, Short-term Investments and Other Net Assets and Liabilities 4.2%, Retail 4.1%, Aerospace 4.1%, Other Sectors 36.2%.

(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index. Fund returns are calculated after mutual fund level expenses have been subtracted, but do not include any separate account fees, charges, or expenses imposed by the variable annuity and life insurance contracts that use the fund, as described in the Prospectus. All dividends and capital gains are reinvested. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Indices are unmanaged and investors cannot invest in them. Additionally, the indices do not reflect expenses or sales charges.

(2) Returns are from inception, October 31, 2000.

(3) The MSCI World Index, calculated by Morgan Stanley Capital International, tracks stocks traded in both developed and emerging markets.

(4) The Lipper Global Fund Index represents an index of 30 large mutual funds that invest at least 25% of their portfolios in securities traded outside of the United States.

             MANAGEMENT'S DISCUSSION OF FIRST HALF 2003 PERFORMANCE
                             GLOBAL SECURITIES FUND

Investment Objective: Seeks capital appreciation.

Management's Discussion: Stock markets around the world generally struggled early in the six-month period ended June 30, 2003 as investors focused on the soft global economy. Additional signs of weakness emerged throughout the period, particularly in Germany where industrial production and business confidence were below expectations. In the early months, investors reflected anxiety over the likelihood of war with Iraq, adding to global uncertainty and rising risk premiums. The sell-off early in the period was very broad-based, with nearly all sectors declining. Then, markets around the world staged a significant rally in the second quarter, sustaining their longest upturn since just after the September 11 terrorist attacks. Apparent success with the U.S.-led invasion of Iraq seemed to be a key catalyst for the improvements. The government's continued pro-active role in dealing with corporate governance also may have contributed to an improvement in investor psychology during the period.

Most of the gains for the period were driven by stock selection. Porsche and Scientific-Atlanta led the way, posting returns for the second quarter of 51% and 74% respectively. Ericsson and Pfizer were also positive contributors during the period. The fund was overweighted (relative to the MSCI World Index) in the information technology, consumer discretionary, health care and telecommunications sectors. With the exception of health care, each of these sectors contributed to the fund's outperformance, with information technology and consumer discretionary leading the way. A few stocks underperformed, with Infosys, QUALCOMM, and Sony posting negative results during the period.

During the period, the Global Securities Fund underperformed its representative index, but out performed its peer index as follows:

Global Securities fund                                       11.16%

MSCI World Index                                             11.45%

Lipper Global Fund Index                                      9.69%

                                    * * * * *

Looking ahead, the global economic outlook improved during the period. Reduced geopolitical uncertainty and aggressive fiscal and monetary policy, particularly in the U.S., seems to have lowered investors' risk aversion and improved capital market sentiment. The more constructive, yet moderate, economic growth backdrop should bode well for business and investor sentiment. While most of the current recovery is concentrated in the U.S., we believe international economies will eventually follow suit, creating an environment for improvements in corporate profits. Until then, we believe the fund is well positioned, even under a more moderate growth scenario as many of its holdings benefit from industry-specific developments, market share gains, and new product introductions, rather than just broad economic growth.

MEMBERS Capital Advisors' Stock Portfolio Management Team - Advisor Oppenheimer Funds, Inc. - Subadvisor

                            INTERNATIONAL STOCK FUND
             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT(1)

GRAPHIC: Bar chart showing the following showing the comparison of change in value of $10,000 investment:
International Stock Fund 10/31/00 - $10,000; 6/30/01 - $8,767; 6/30/02 - $8,235;
6/30/03 - $8,014.

MSCI EAFE Index: 10/31/00 - $10,000; 6/30/01 - $8,535; 6/30/02 - $7,757; 6/30/03
- $7,287.

                AVERAGE ANNUAL TOTAL RETURN THROUGH JUNE 30, 2003

                                            ONE
                                            YEAR     SINCE INCEPTION(2)
-----------------------------------------------------------------------
International Stock Fund                   -2.69%          -7.97%
MSCI EAFE Index(3)                         -6.03%         -11.20%
Lipper International Fund Index(4)         -6.40%         -10.03%

GRAPHIC: Circle chart showing the following portfolio mix: Telecommunications 6.0%, Retail 6.3%, Drugs & Health Care 7.0%, Communication Services 7.8%, Oil & Gas 9.9%, Banks 18.0%, Food & Beverages 5.4%, Financial Services 4.0%, Short-term Investments and Other Net Assets and Liabilities 3.8%, Mining 3.4% Other Sectors 28.4%.

(1) This chart compares a $10,000 investment made in the fund to a $10,000 investment made in the index. Fund returns are calculated after mutual fund level expenses have been subtracted, but do not include any separate account fees, charges, or expenses imposed by the variable annuity and life insurance contracts that use the fund, as described in the Prospectus. All dividends and capital gains are reinvested. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Further information relating to the fund's performance is contained in the Prospectus and elsewhere in this report. Past performance is not indicative of future performance. Indices are unmanaged and investors cannot invest in them. Additionally, the indices do not reflect expenses or sales charges.

(2) Returns are from inception, October 31, 2000.

(3) The Europe, Australasia and Far East Index, calculated by Morgan Stanley Capital International (MSCI EAFE Index), tracks approximately 1,000 large capitalization stocks traded in developed, non-U.S. markets.

(4) The Lipper International Fund Index represents an index of 30 large mutual funds that invest in securities traded primarily in markets outside of the United States.

             MANAGEMENT'S DISCUSSION OF FIRST HALF 2003 PERFORMANCE
                            INTERNATIONAL STOCK FUND

Investment Objective: Seeks long-term capital appreciation.

Management's Discussion: Global stock markets continued to struggle early in the six-month period ended June 30, 2003 as investors focused on soft global economies and lackluster corporate earnings growth. Additional signs of economic weakness emerged, particularly in Germany where industrial production and business confidence were below expectations. In the early months, investors reflected anxiety over the likelihood of war with Iraq, adding to global uncertainty and rising risk premiums. The sell-off early in the period was very broad-based, with nearly all sectors declining, and value stocks uncharacteristically falling more than growth stocks. However, economically defensive groups such as consumer staples and health care did hold up somewhat better than the overall market, while the technology and financial sectors were particularly hard-hit. After the war in Iraq started and investors began to believe that success for coalition forces was at hand, global stock markets posted impressive gains with a strong bias toward the same growth stocks that had succumbed to significant pressure during the last three years. April was a particularly strong month for international stocks as recovering markets overseas and a declining U.S. dollar combined to produce gains not seen by international investors in several months.

The fund was clearly impacted by the market turbulence. The portfolio's significant overweight position in consumer staples added value during the period. High quality technology stocks outperformed as the overall sector recovered from earlier declines. The fund's small-cap segment underperformed during the period as a result of underweight positions in the surprisingly resilient Japan and Netherlands markets, but was helped by stock selection in the United Kingdom.

Investor enthusiasm regarding emerging market stocks returned in April after a period when geopolitical strife and economic uncertainty took their toll. Prior to the war, stocks in Egypt and Turkey were especially hard hit by regional tensions. Turkey declined permission for use of military bases as launching points for U.S. military action in Iraq, thereby losing a multi-billion dollar aid package offered as an inducement for cooperation. The outbreak of SARS crippled segments of economies in the Far East, but not enough to offset investor enthusiasm late in the period. Latin American stocks were the best performers, especially toward the end of the period. The fund's emerging market segment was helped by holdings in the health care, utilities and energy sectors, but was hurt by investments in the telecommunications, information technology, and financial sectors.

During the period, the International Stock Fund posted mixed results relative to its benchmark and peers:

International Stock Fund                                           9.59%

MSCI EAFE Index                                                    9.85%

Lipper International Stock Fund Index                              9.18%

                                    * * * * *

Looking ahead, while the subadvisor remains uncertain regarding the strength and duration of the economic recovery and the rebound in consumer confidence, it is confident that the fund's holdings are well positioned to participate as conditions improve. In the meantime, these companies' strong balance sheets, transparent financial statements, and increasing productivity should allow the fund to perform well. Independent of the macro-economic environment and geopolitical events, the fund's focus remains unchanged: to invest in companies that possess defensible business models and that have the potential to generate superior returns.

MEMBERS Capital Advisors' Stock Portfolio Management Team - Advisor Lazard Asset Management - Subadvisor

                                MONEY MARKET FUND
                             SCHEDULE OF INVESTMENTS
                                  June 30, 2003
                                   (Unaudited)

                                                         % NET         COUPON          MATURITY            PAR           VALUE
                                                         ASSETS         RATE             DATE             AMOUNT        (NOTE 2)
                                                         ------        ------          --------        -----------    ------------
COMMERCIAL PAPER (A)                                       34.4%
   Corporate Receivables Corp.                                          1.050%         07/14/03        $ 6,500,000    $  6,497,536
   General Electric Capital Corp.                                       1.170          07/01/03          3,000,000       3,000,000
   General Electric Capital Corp.                                       1.140          07/08/03          4,000,000       3,999,113
   Goldman Sachs Group, Inc.                                            1.260          07/07/03          5,000,000       4,998,950
   Household Finance Corp.                                              1.030          07/17/03          5,000,000       4,997,711
   Nestle Capital Corp.                                                 1.310          07/02/03          5,000,000       4,999,818
   Perry Global Funding LLC                                             1.260          07/08/03          3,750,000       3,749,081
   Pfizer, Inc.                                                         1.130          07/10/03          5,000,000       4,998,588
   Province De Quebec                                                   0.880          12/03/03          3,000,000       2,988,633
   Province De Quebec                                                   0.980          12/03/03          1,500,000       1,493,671
   Thames Asset Global Securitization No. 1, Inc.                       1.010          07/23/03          6,500,000       6,495,988
   Three Rivers Funding Corp.                                           1.260          07/01/03          2,000,000       2,000,000
   WestLB AG                                                            1.200          08/08/03          5,000,000       4,993,667
                                                                                                                      ------------
TOTAL COMMERCIAL PAPER
(COST: $55,212,756)                                                                                                     55,212,756
                                                                                                                      ------------

CORPORATE NOTES AND BONDS                                  19.0%
   American Express Credit Corp. (G)                                    1.350          03/05/04          5,000,000       5,000,000
   American General Finance Corp.                                       5.750          11/01/03          1,675,000       1,700,121
   Bank of America Corp.                                                6.500          08/15/03          4,000,000       4,021,780
   BellSouth Corp. (C)(G)                                               4.160          04/26/04          3,250,000       3,322,161
   Caterpillar Financial Services Corp.                                 1.570          10/10/03          2,000,000       2,001,874
   Merrill Lynch & Co., Inc                                             6.800          11/03/03          2,000,000       2,038,040
   Merrill Lynch & Co., Inc. (G)                                        1.133          11/19/03          1,500,000       1,500,523
   Merrill Lynch & Co., Inc. (G)                                        1.780          01/12/04            500,000         501,498
   Morgan Stanley Dean Witter (G)                                       1.694          04/05/04          4,000,000       4,011,990
   Procter & Gamble Co.                                                 5.250          09/15/03          2,000,000       2,016,389
   Wal-Mart Stores, Inc.                                                7.500          05/15/04          4,250,000       4,489,809
                                                                                                                      ------------
TOTAL CORPORATE NOTES AND BONDS
(COST: $30,604,185)                                                                                                     30,604,185
                                                                                                                      ------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (A)                 38.2%
   Federal Home Loan Bank                                               3.125          11/14/03          2,000,000       2,013,708
   Federal Home Loan Bank                                               6.375          11/14/03            500,000         509,242
   Federal Home Loan Mortgage Corp.                                     1.170          07/01/03          5,000,000       5,000,000
   Federal Home Loan Mortgage Corp. (G)                                 1.113          07/08/03          4,000,000       3,999,949
   Federal Home Loan Mortgage Corp.                                     5.750          07/15/03          1,500,000       1,502,560
   Federal Home Loan Mortgage Corp.                                     0.960          08/26/03          4,500,000       4,493,280
   Federal Home Loan Mortgage Corp.                                     0.900          10/09/03          2,000,000       1,995,000
   Federal Home Loan Mortgage Corp.                                     3.250          12/15/03          1,776,000       1,790,233
   Student Loan Marketing Association (G)                               0.880          09/18/03         10,000,000       9,998,411
   Student Loan Marketing Association (G)                               0.900          11/20/03         10,000,000      10,000,000
   United States Treasury Bill                                          1.060          07/03/03         10,000,000       9,999,411
   United States Treasury Bill                                          1.155          07/17/03         10,000,000       9,994,867
                                                                                                                      ------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(COST: $61,296,661)                                                                                                     61,296,661
                                                                                                                      ------------

INVESTMENT COMPANIES                                        8.7%
   One Group Institutional Prime Money Market Fund                                                       6,500,004       6,500,004
   SSgA Prime Money Market Fund                                                                          7,479,670       7,479,670
                                                                                                                      ------------
TOTAL INVESTMENT COMPANIES
(COST: $13,979,674)                                                                                                     13,979,674
                                                                                                                      ------------

TOTAL INVESTMENTS                                         100.3%                                                      $161,093,276
(COST: $161,093,276)
NET OTHER ASSETS AND LIABILITIES                           (0.3)%                                                         (530,427)
                                                         ------                                                       ------------
TOTAL NET ASSETS                                          100.0%                                                      $160,562,849
                                                         ======                                                       ============

(A) Rate noted represents annualized yield at time of purchase.

(C) Restricted security sold within the terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers on that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(G) Floating rate or variable rate note.

See accompanying notes to financial statements.

                                    BOND FUND
                             SCHEDULE OF INVESTMENTS
                                  June 30, 2003
                                   (Unaudited)

                                                                       % NET     COUPON    MATURITY       PAR           VALUE
                                                                       ASSETS     RATE       DATE        AMOUNT        (NOTE 2)
                                                                       ------    ------    --------    -----------    ------------
ASSET BACKED:                                                             5.3%
   ABSC Long Beach Home Equity Trust, Series 2000-LB1, Class AF5                  8.050%   09/21/30    $ 5,600,000    $  6,209,412
   Conseco Finance Securitizations Corp., Series 2001-1, Class M1                 7.535    07/01/32      5,500,000       3,850,000
   FMAC Loan Receivables Trust, Series 1997-C, Class A (C)                        6.750    12/15/19      6,297,932       5,668,139
   Green Tree Home Equity Loan Trust, Series 1999-A, Class B1                     8.970    11/15/27      5,300,000       5,528,794
   Long Beach Mortgage Loan Trust, Series 2002-1, Class M3                        3.535    05/25/32      8,000,000       7,843,276
   Oakwood Mortgage Investors, Inc., Series 1999-C, Class M2                      8.750    08/15/27      6,400,000       2,560,000
                                                                                                                      ------------
                                                                                                                        31,659,621
                                                                                                                      ------------
TOTAL ASSET BACKED
(COST: $35,978,147)                                                                                                     31,659,621
                                                                                                                      ------------

COMMERCIAL MORTGAGE BACKED:                                               4.2%
   Duke Weeks Industrial Trust, Series 2000-DW1, Class A2 (C)                     7.151    10/15/10      3,000,000       3,600,128
   Morgan Stanley Capital I, Inc., Series 1999-CAM1, Class A3                     6.920    03/15/32      5,630,000       6,309,596
   Morgan Stanley Dean Witter Capital, Series 2000-LIFE, Class A2                 7.570    12/15/09      8,500,000      10,373,893
   Morgan Stanley Dean Witter Capital, Series 2000-LIF2, Class A2                 7.200    10/15/33      3,900,000       4,708,927
                                                                                                                      ------------
                                                                                                                        24,992,544
                                                                                                                      ------------

TOTAL COMMERCIAL MORTGAGE BACKED
(COST: $23,113,230)                                                                                                     24,992,544
                                                                                                                      ------------

PRIVATE LABEL MORTGAGE BACKED:                                            1.9%
   Bank of America Funding Corp., Series 2002-1, Class A2                         7.000    04/20/32        920,871         924,496
   Bank of America Mortgage Securities, Inc., Series 2002-9, Class 3A1            6.000    10/25/17      3,282,344       3,340,524
   Countrywide Alternative Loan Trust, Series 2002-5, Class A10                   6.750    06/25/32      6,100,000       6,359,445
   Residential Asset Securitization Trust, Series 2002-A1, Class A2               5.350    09/25/26      1,046,948       1,049,409
                                                                                                                      ------------
                                                                                                                        11,673,874
                                                                                                                      ------------
TOTAL PRIVATE LABEL MORTGAGE BACKED
(COST: $11,535,800)                                                                                                     11,673,874
                                                                                                                      ------------

CORPORATE NOTES AND BONDS:                                               33.0%

AEROSPACE/DEFENSE                                                         0.8%
   Lockheed Martin Corp.                                                          7.250    05/15/06      2,400,000       2,733,223
   Raytheon Co.                                                                   4.500    11/15/07      2,000,000       2,118,910
                                                                                                                      ------------
                                                                                                                         4,852,133
                                                                                                                      ------------

BASIC INDUSTRIES                                                          1.2%
   International Paper Co.                                                        8.125    07/08/05      2,700,000       3,010,206
   International Paper Co.                                                        7.875    08/01/06        800,000         921,185
   Weyerhaeuser Co.                                                               6.875    12/15/33      3,000,000       3,275,589
                                                                                                                      ------------
                                                                                                                         7,206,980
                                                                                                                      ------------

BASIC MATERIALS                                                           0.5%
   Abitibi-Consolidated, Inc.                                                     8.850    08/01/30      3,000,000       3,187,614
                                                                                                                      ------------

CABLE                                                                     2.3%
   Comcast Corp.                                                                  5.300    01/15/14      8,000,000       8,227,536
   Cox Communications, Inc.                                                       6.875    06/15/05      2,500,000       2,728,120
   TCI Communications, Inc.                                                       8.650    09/15/04      2,500,000       2,675,550
                                                                                                                      ------------
                                                                                                                        13,631,206
                                                                                                                      ------------

CAPITAL GOODS                                                             0.9%
   Caterpillar Financial Services Corp.                                           7.590    12/10/03      2,400,000       2,467,217
   United Technologies Corp.                                                      6.625    11/15/04      2,500,000       2,668,660
                                                                                                                      ------------
                                                                                                                         5,135,877
                                                                                                                      ------------

CHEMICALS                                                                 0.7%
   Dow Chemical Co.                                                               5.750    12/15/08      3,850,000       4,223,350
                                                                                                                      ------------

                                    BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                  June 30, 2003
                                   (Unaudited)

                                                         % NET         COUPON          MATURITY            PAR           VALUE
                                                         ASSETS         RATE             DATE             AMOUNT        (NOTE 2)
                                                         ------        ------          --------        -----------    ------------
COMMUNICATION SERVICES                                      0.7%
   Clear Channel Communications, Inc.                                   4.250%         05/15/09        $ 4,000,000    $  4,049,996
                                                                                                                      ------------

CONSUMER STAPLES                                            0.6%
   Coca Cola Enterprises, Inc.                                          4.375          09/15/09          1,250,000       1,330,286
   Safeway, Inc.                                                        6.850          09/15/04          2,000,000       2,112,522
                                                                                                                      ------------
                                                                                                                         3,442,808
                                                                                                                      ------------

ENERGY                                                      3.8%
   Burlington Resources Finance Co.                                     5.700          03/01/07          2,000,000       2,207,378
   Conoco, Inc.                                                         5.900          04/15/04          3,000,000       3,103,164
   ConocoPhillips (C)                                                   5.900          10/15/32          2,000,000       2,146,092
   Occidental Petroleum Corp.                                           5.875          01/15/07          2,500,000       2,775,235
   Phillips Petroleum Co.                                               8.500          05/25/05          2,500,000       2,816,117
   Sunoco, Inc.                                                         7.125          03/15/04          2,000,000       2,075,826
   Texaco Capital, Inc.                                                 5.700          12/01/08          3,000,000       3,254,331
   Valero Energy Corp.                                                  7.500          04/15/32          4,000,000       4,534,336
                                                                                                                      ------------
                                                                                                                        22,912,479
                                                                                                                      ------------

FINANCE                                                     7.6%
   AARP (C)                                                             7.500          05/01/31          2,500,000       3,075,130
   AIG SunAmerica Global Financing XII (C)                              5.300          05/30/07          2,700,000       2,945,389
   American General Finance Corp.                                       5.750          03/15/07          2,500,000       2,769,995
   Bank America Corp.                                                   4.875          01/15/13          4,000,000       4,219,612
   Bear Stearns Cos., Inc.                                              7.800          08/15/07          2,000,000       2,383,480
   Cendant Corp.                                                        6.250          01/15/08          4,000,000       4,426,448
   CIT Group, Inc.                                                      5.570          12/08/03            500,000         508,372
   Countrywide Home Loans, Inc.                                         5.250          06/15/04          1,750,000       1,814,342
   Countrywide Home Loans, Inc.                                         6.840          10/22/04          1,000,000       1,065,576
   Goldman Sachs Group, Inc.                                            5.700          09/01/12          2,750,000       3,021,230
   Household Finance Corp.                                              6.500          11/15/08          4,250,000       4,886,773
   MBNA America Bank N.A.                                               6.875          07/15/04          3,000,000       3,154,614
   Merrill Lynch & Co., Inc.                                            7.375          05/15/06          3,000,000       3,401,367
   U.S. Bank N.A.                                                       6.300          02/04/14          2,000,000       2,340,540
   Wachovia Corp.                                                       4.950          11/01/06          2,750,000       2,994,247
   Washington Mutual Finance                                            6.250          05/15/06          2,500,000       2,766,302
                                                                                                                      ------------
                                                                                                                        45,773,417
                                                                                                                      ------------

HEALTH CARE                                                 1.0%
   Columbia/HCA, Inc.                                                   6.870          09/15/03          2,750,000       2,772,099
   Tenet Healthcare Corp.                                               7.375          02/01/13          3,200,000       3,088,000
                                                                                                                      ------------
                                                                                                                         5,860,099
                                                                                                                      ------------

INDUSTRIALS                                                 3.9%
   Daimler Chrysler North America Hl                                    4.750          01/15/08          4,000,000       4,103,184
   Ford Motor Credit Co. (G)                                            1.508          04/28/05          2,000,000       1,936,424
   Ford Motor Credit Co.                                                7.600          08/01/05          2,400,000       2,576,851
   General Electric Co.                                                 5.000          02/01/13          3,200,000       3,380,022
   General Electric Global Insurance Corp.                              7.000          02/15/26          2,000,000       2,226,990
   General Motors Acceptance Corp.                                      6.125          08/28/07          2,250,000       2,338,079
   General Motors Acceptance Corp.                                      6.875          09/15/11          2,500,000       2,508,342
   Waste Management, Inc.                                               7.000          10/01/04          2,900,000       3,075,517
   Waste Management, Inc.                                               6.375          11/15/12          1,000,000       1,137,041
                                                                                                                      ------------
                                                                                                                        23,282,450
                                                                                                                      ------------

PIPELINE                                                    0.8%
   ENSERCH Corp.                                                        6.375          02/01/04          2,000,000       2,032,340
   Kinder Morgan, Inc.                                                  6.650          03/01/05          2,500,000       2,682,210
                                                                                                                      ------------
                                                                                                                         4,714,550
                                                                                                                      ------------

                                    BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                  June 30, 2003
                                   (Unaudited)

                                                         % NET         COUPON          MATURITY           PAR            VALUE
                                                         ASSETS         RATE             DATE            AMOUNT         (NOTE 2)
                                                         ------        ------          --------        -----------    ------------
REITS                                                       0.6%
   Avalonbay Communities, Inc.                                          6.580%         02/15/04        $ 1,000,000    $  1,031,128
   EOP Operating LP                                                     6.500          06/15/04          2,750,000       2,875,942
                                                                                                                      ------------
                                                                                                                         3,907,070
                                                                                                                      ------------

TELECOMMUNICATIONS                                          2.6%
   Bellsouth Capital Funding Corp.                                      7.875          02/15/30          3,000,000       3,914,499
   SBC Communications, Inc.                                             5.875          08/15/12          3,750,000       4,227,559
   Sprint Capital Corp.                                                 7.125          01/30/06            775,000         848,181
   Telephone & Data Systems, Inc.                                       7.000          08/01/06          2,000,000       2,117,916
   Verizon Wireless Capital LLC                                         5.375          12/15/06          2,500,000       2,745,860
   Vodafone Group PLC (D)                                               6.250          11/30/32          1,540,000       1,667,701
                                                                                                                      ------------
                                                                                                                        15,521,716
                                                                                                                      ------------

TRANSPORTATION                                              1.6%
   Burlington Northern Santa Fe Corp.                                   6.375          12/15/05          3,400,000       3,759,186
   Norfolk Southern Corp.                                               7.250          02/15/31          2,650,000       3,164,723
   Southwest Airlines Co.                                               8.750          10/15/03          2,000,000       2,035,952
   Southwest Airlines Co., Series A3                                    8.700          07/01/11             14,517          17,440
   Union Pacific Railroad                                               6.540          07/01/15            341,418         371,452
                                                                                                                      ------------
                                                                                                                         9,348,753
                                                                                                                      ------------

UTILITIES                                                   3.4%
   DTE Energy Co.                                                       6.450          06/01/06          2,750,000       3,059,639
   Energy East Corp.                                                    8.050          11/15/10          2,000,000       2,480,398
   FirstEnergy Corp., Series A                                          5.500          11/15/06          2,000,000       2,143,978
   Niagara Mohawk Power Corp., Series F                                 7.625          10/01/05          2,532,928       2,830,691
   Progress Energy, Inc.                                                7.750          03/01/31          2,400,000       2,882,669
   Virginia Electric & Power Co., Series A                              5.750          03/31/06          3,400,000       3,712,994
   Wisconsin Electric Power Co.                                         6.500          06/01/28          3,000,000       3,440,193
                                                                                                                      ------------
                                                                                                                        20,550,562
                                                                                                                      ------------

TOTAL CORPORATE NOTES AND BONDS
(COST: $184,789,314)                                                                                                   197,601,060
                                                                                                                      ------------

MORTGAGE BACKED:                                           29.2%

FEDERAL HOME LOAN MORTGAGE CORP.                            8.7%
   Pool # E96322                                                        5.000          05/01/18         12,254,643      12,668,109
   Series 1974 Class ZA                                                 7.000          07/15/27          7,556,448       7,958,002
   Series 2519 Class NG                                                 5.500          05/15/28          5,500,000       5,723,358
   Series 2470 Class BA                                                 6.000          02/15/30          7,000,000       7,274,626
   Pool # C01005                                                        8.000          06/01/30            950,781       1,019,143
   Series 2351Class PX                                                  6.500          07/15/30          4,500,000       4,613,929
   Pool # C48129                                                        7.000          03/01/31          3,331,077       3,492,257
   Pool # C65648                                                        6.500          03/01/32          3,735,054       3,886,876
   Pool # C70558                                                        6.000          09/01/32          5,057,951       5,244,286
                                                                                                                      ------------
                                                                                                                        51,880,586
                                                                                                                      ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION                      16.5%
   Pool # 383475                                                        6.100          04/01/11          4,627,312       5,329,954
   Series 2002-55 Class QC                                              5.500          12/25/14          5,400,000       5,587,490
   Pool # 582558                                                        6.000          05/01/16          1,283,178       1,339,297
   Pool # 657335                                                        5.500          09/01/17          3,922,152       4,074,357
   Pool # 673194                                                        5.500          02/01/18          5,731,954       5,954,391
   Pool # 253847                                                        6.000          05/01/21          3,145,182       3,279,485
   Pool # 254587                                                        5.500          12/01/22          9,144,575       9,487,153
   Series 1998-63 Class PG                                              6.000          03/25/27         11,000,000      11,252,696
   Pool # 607515                                                        7.000          11/01/31          2,197,977       2,314,685
   Series 2001-72 Class NC                                              6.000          11/01/31         10,000,000      10,100,035
   Pool # 611619                                                        6.000          02/01/32          3,347,957       3,480,660

                                    BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                  June 30, 2003
                                   (Unaudited)

                                                         % NET         COUPON          MATURITY            PAR           VALUE
                                                         ASSETS         RATE             DATE             AMOUNT        (NOTE 2)
                                                         ------        ------          --------        -----------    ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
   Pool # 631377                                                        6.500%         03/01/32        $ 1,644,513    $  1,714,952
   Pool # 644591                                                        7.000          05/01/32          3,013,126       3,173,117
   Pool # 690206                                                        5.500          04/01/33          7,968,915       8,250,629
   TBA                                                                  5.000          12/01/33         10,500,000      10,667,349
   TBA                                                                  5.500          12/01/33         12,500,000      12,917,975
                                                                                                                      ------------
                                                                                                                        98,924,225
                                                                                                                      ------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION                    4.0%
   Pool # 2995                                                          8.000          10/20/15            288,956         310,856
   Series 1998-21 Class ZB                                              6.500          09/20/28          6,802,939       7,301,630
   Pool # 2714                                                          6.500          02/20/29          1,908,614       1,996,444
   Pool # 2921                                                          7.500          05/20/30          1,423,005       1,503,570
   Pool # 3068                                                          6.500          04/20/31          2,568,258       2,683,255
   Series 2002-50 Class PE                                              6.000          07/20/32          9,600,000      10,223,635
                                                                                                                      ------------
                                                                                                                        24,019,390
                                                                                                                      ------------

TOTAL MORTGAGE BACKED
(COST: $170,762,462)                                                                                                   174,824,201
                                                                                                                      ------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS:                    24.6%

FEDERAL FARM CREDIT BANK                                    1.7%
                                                                        6.125          12/29/15          4,500,000       5,345,217
                                                                        5.875          10/03/16          4,000,000       4,651,676
                                                                                                                      ------------
                                                                                                                         9,996,893
                                                                                                                      ------------

FEDERAL HOME LOAN MORTGAGE CORP.                            3.8%
                                                                        6.875          01/15/05          5,850,000       6,346,759
                                                                        5.500          07/15/06         10,000,000      11,066,370
                                                                        5.375          08/16/06          2,400,000       2,509,284
                                                                        5.750          04/29/09          2,500,000       2,588,612
                                                                                                                      ------------
                                                                                                                        22,511,025
                                                                                                                      ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION                       4.6%
                                                                        5.000          01/20/07          5,750,000       5,861,245
                                                                        5.250          03/22/07          8,000,000       8,213,960
                                                                        6.400          05/14/09          7,650,000       7,974,552
                                                                        6.250          07/19/11          3,000,000       3,137,883
                                                                        5.250          08/01/12          2,400,000       2,593,752
                                                                                                                      ------------
                                                                                                                        27,781,392
                                                                                                                      ------------

U.S. TREASURY BONDS                                         2.7%
                                                                       11.125          08/15/03          5,000,000       5,062,500
                                                                        6.250          05/15/30          9,000,000      11,204,298
                                                                                                                      ------------
                                                                                                                        16,266,798
                                                                                                                      ------------

U.S. TREASURY NOTES                                        11.8%
                                                                        6.500          08/15/05          8,645,000       9,579,066
                                                                        5.750          11/15/05         10,000,000      11,005,860
                                                                        4.625          05/15/06         12,700,000      13,767,092
                                                                        3.500          11/15/06          7,000,000       7,378,714
                                                                        4.750          11/15/08         14,800,000      16,406,614
                                                                        4.875          02/15/12         11,000,000      12,227,182
                                                                                                                      ------------
                                                                                                                        70,364,528
                                                                                                                      ------------

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(COST: $139,983,185)                                                                                                   146,920,636
                                                                                                                      ------------

                                    BOND FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                  June 30, 2003
                                   (Unaudited)

                                                                                         % NET                           VALUE
                                                                                         ASSETS           SHARES        (NOTE 2)
                                                                                        -------        -----------    ------------
INVESTMENT COMPANIES:                                                                      18.5%
   One Group Institutional Prime Money Market Fund                                                      13,007,340   $  13,007,340
   SSgA Prime Money Market Fund                                                                         14,995,025      14,995,025
   State Street Navigator Securities Lending Prime Portfolio (H)                                        82,503,113      82,503,113
                                                                                                                     -------------
                                                                                                                       110,505,478
                                                                                                                     -------------

TOTAL INVESTMENT COMPANIES
(COST: $110,505,478)                                                                                                   110,505,478
                                                                                                                     -------------

OTHER INVESTMENTS (H)                                                                       2.7%                        16,125,692
                                                                                                                     -------------
(COST: $16,125,692)

TOTAL INVESTMENTS                                                                         119.4%                     $ 714,303,106
(COST: $692,793,308)
NET OTHER ASSETS AND LIABILITIES                                                          (19.4)%                     (116,441,637)
                                                                                        -------                      -------------
TOTAL NET ASSETS                                                                          100.0%                     $ 597,861,469
                                                                                        =======                      =============

(C) Restricted security sold within the terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Notes and bonds issued by foreign entities, denominated in U.S. dollars. The aggregate value of these securities is 0.28% of net assets.

(G) Floating rate or variable rate note.

(H) Represents collateral held in connection with securities lending.

PLC  Public Limited Company

TBA  To Be Announced - security purchased on a delayed delivery basis

See accompanying notes to financial statements.

                                HIGH INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                  June 30, 2003
                                   (Unaudited)

                                                         % NET         COUPON          MATURITY            PAR           VALUE
                                                         ASSETS         RATE             DATE             AMOUNT        (NOTE 2)
                                                         ------        ------          --------        -----------    ------------
ASSET BACKED:                                               0.3%

INDUSTRIALS                                                 0.3%
   Continental Airlines, Inc., Series 991A, Class B                     6.545%         02/02/19        $   113,237    $    109,683
                                                                                                                      ------------

TOTAL ASSET BACKED
(COST: $99,106)                                                                                                            109,683
                                                                                                                      ------------

COMMERCIAL MORTGAGE BACKED:                                 0.5%
   Commercial Mortgage Acceptance Corp.,
      Series 1998-C2, Class F (C)                                       5.440          09/15/30            100,000          90,399
   First Union - Lehman Brothers Commerical Mortgage,
      Series 1997- C1 CTF Cl F (C)                                      7.000          12/18/14            100,000          96,376
                                                                                                                      ------------
                                                                                                                           186,775
                                                                                                                      ------------
TOTAL COMMERCIAL MORTGAGE BACKED
(COST: $169,786)                                                                                                           186,775
                                                                                                                      ------------

CORPORATE NOTES AND BONDS:                                 87.7%

AEROSPACE/DEFENSE                                           1.6%
   Alliant Techsystems, Inc.                                            8.500          05/15/11             65,000          72,150
   Esterline Technologies Corp. (C)                                     7.750          06/15/13             95,000          97,375
   K & F Industries, Inc., Series B                                     9.250          10/15/07             90,000          93,825
   K & F Industries, Inc.                                               9.625          12/15/10             40,000          44,400
   L-3 Communications Corp., Series B                                   8.000          08/01/08            105,000         109,200
   L-3 Communications Corp.                                             7.625          06/15/12            175,000         192,500
   Titan Corp. (C)                                                      8.000          05/15/11             30,000          31,800
   Vought Aircraft Industries, Inc. (C)                                 8.000          07/15/11             30,000          30,000
                                                                                                                      ------------
                                                                                                                           671,250
                                                                                                                      ------------

BASIC MATERIALS                                             4.9%
   Abitibi-Consolidated, Inc.                                           8.550          08/01/10             65,000          72,810
   Buckeye Technologies, Inc.                                           8.000          10/15/10            215,000         201,025
   Dresser, Inc.                                                        9.375          04/15/11            135,000         139,050
   FiberMark, Inc.                                                     10.750          04/15/11            205,000         205,000
   Foamex L P/Foamex Cap Corp.                                         10.750          04/01/09             75,000          60,000
   Hexcel Corp. (C)                                                     9.875          10/01/08             25,000          27,500
   Hexcel Corp.                                                         9.750          01/15/09            200,000         199,000
   Huntsman International LLC                                           9.875          03/01/09             20,000          20,800
   Huntsman International LLC                                          10.125          07/01/09            470,000         451,200
   Interface, Inc., Series A                                           10.375          02/01/10             95,000          91,200
   Norske Skog Canada, Ltd. (C)(D)                                      8.625          06/15/11            155,000         161,975
   Rhodia S.A. (C)(D)                                                   8.875          06/01/11            225,000         232,875
   Sovereign Specialty Chemicals, Inc.                                 11.875          03/15/10             50,000          47,750
   United States Steel Corp.                                            9.750          05/15/10            115,000         116,725
                                                                                                                      ------------
                                                                                                                         2,026,910
                                                                                                                      ------------

BUILDING AND CONSTRUCTION                                   4.5%
   American Standard, Inc.                                              7.375          02/01/08            390,000         430,950
   American Standard, Inc.                                              7.625          02/15/10             20,000          22,700
   Atrium Cos., Inc., Series B                                         10.500          05/01/09            115,000         123,050
   Corrections Corp. of America                                         9.875          05/01/09            100,000         111,625
   Corrections Corp. of America                                         7.500          05/01/11             20,000          20,900
   D. R. Horton, Inc.                                                   8.000          02/01/09            165,000         183,562
   Georgia Pacific Corp. (C)                                            9.375          02/01/13            395,000         435,487
   Joy Global, Inc., Series B                                           8.750          03/15/12             95,000         104,025
   MMI Products, Inc., Series B                                        11.250          04/15/07            105,000          73,763
   Nortek, Inc., Series B                                               9.250          03/15/07            165,000         169,950
   Nortek, Inc., Series B                                               8.875          08/01/08             65,000          67,844
   Texas Industries, Inc. (C)                                          10.250          06/15/11            105,000         109,725
                                                                                                                      ------------
                                                                                                                         1,853,581
                                                                                                                      ------------

                                HIGH INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                  June 30, 2003
                                   (Unaudited)

                                                         % NET         COUPON          MATURITY            PAR           VALUE
                                                         ASSETS         RATE             DATE             AMOUNT        (NOTE 2)
                                                         ------        ------          --------        -----------    ------------
CHEMICALS AND DRUGS                                         1.5%
   Acetex Corp. (D)                                                    10.875%         08/01/09        $    85,000    $     94,456
   Alpharma, Inc. (C)                                                   8.625          05/01/11             90,000          94,500
   Kronos International, Inc. (EUR) (F)                                 8.875          06/30/09              5,000           6,039
   Lyondell Chemical Co., Series A                                      9.625          05/01/07            100,000          98,000
   Lyondell Chemical Co.                                                9.500          12/15/08            100,000          95,000
   MacDermid, Inc.                                                      9.125          07/15/11            100,000         111,750
   Noveon, Inc., Series B                                              11.000          02/28/11            100,000         113,500
                                                                                                                      ------------
                                                                                                                           613,245
                                                                                                                      ------------

COMMUNICATIONS                                              5.6%
   Alamosa PCS Holdings, Inc. (B)                                      12.875          02/15/10            100,000          58,000
   Charter Communications Holdings LLC                                  8.250          04/01/07            300,000         231,000
   Charter Communications Holdings LLC                                  8.625          04/01/09            270,000         194,400
   DIRECTV Holdings LLC (C)                                             8.375          03/15/13            155,000         172,825
   Emmis Communications Corp., Series B                                 8.125          03/15/09             85,000          89,038
   Emmis Communications Corp. (B)                                      12.500          03/15/11            116,000         100,340
   Nextel Communications, Inc. (B)                                      9.950          02/15/08            210,000         219,450
   Nextel Communications, Inc., Series A                                9.375          11/15/09            310,000         332,862
   Nextel Partners, Inc. (C)                                            8.125          07/01/11             25,000          24,938
   Qwest Services Corp. (C)                                            13.500          12/15/10            580,000         655,400
   Telewest Communications PLC (B)(D)(E)                                9.250          04/15/09             65,000          20,313
   Triton PCS, Inc.                                                     8.750          11/15/11            105,000         104,737
   Triton PCS, Inc. (C)                                                 8.500          06/01/13             85,000          91,375
                                                                                                                      ------------
                                                                                                                         2,294,678
                                                                                                                      ------------

CONSUMER CYCLICALS                                          0.6%
   Burns Philip Capital Property, Ltd. (C)(D)                           9.750          07/15/12            165,000         160,875
   Dura Operating Corp., Series D                                       9.000          05/01/09             55,000          50,600
   WestPoint Stevens, Inc. (E)                                          7.875          06/15/05             10,000           2,150
   WestPoint Stevens, Inc. (E)                                          7.875          06/15/08             95,000          20,425
                                                                                                                      ------------
                                                                                                                           234,050
                                                                                                                      ------------

CONSUMER SERVICES                                           2.4%
   Iron Mountain, Inc.                                                  8.625          04/01/13            340,000         363,800
   Merisant Co. (C)                                                     9.500          07/15/13             35,000          36,225
   Michael Foods, Inc., Series B                                       11.750          04/01/11             80,000          92,000
   Premier International Foods PLC (D)                                 12.000          09/01/09            105,000         117,600
   Roundy's, Inc.                                                       8.875          06/15/12            130,000         135,850
   United Rentals, Inc., Series B                                      10.750          04/15/08            165,000         180,263
   United Rentals, Inc.                                                 9.250          01/15/09             60,000          59,100
   Venture Holdings Trust, Series B (E)                                 9.500          07/01/05             60,000          16,650
                                                                                                                      ------------
                                                                                                                         1,001,488
                                                                                                                      ------------

CONSUMER STAPLES                                            2.3%
   Finlay Enterprises, Inc.                                             9.000          05/01/08             50,000          50,500
   Remington Arms Company, Inc. (C)                                    10.500          02/01/11            230,000         240,350
   Revlon Consumer Products Corp.                                      12.000          12/01/05            100,000          97,250
   Samsonite Corp.                                                     10.750          06/15/08            110,000         112,475
   Sealy Mattress Co., Series B                                         9.875          12/15/07            290,000         288,550
   Simmons Co., Series B                                               10.250          03/15/09            130,000         139,100
                                                                                                                      ------------
                                                                                                                           928,225
                                                                                                                      ------------

CONTAINERS/PACKAGING                                        7.2%
   Ball Corp.                                                           8.250          08/01/08            165,000         173,250
   Ball Corp.                                                           6.875          12/15/12            160,000         169,600
   Corp Durango, S.A., Series A (C)(D)(E)                              13.750          07/15/09            149,000          78,225
   Crown European Holdings S.A. (C)(D)                                  9.500          03/01/11            150,000         162,000
   Crown European Holdings S.A. (C)(F)                                 10.250          03/01/11             30,000          36,578
   Crown European Holdings S.A. (C)(D)                                 10.875          03/01/13            285,000         310,650
   Graham Packaging Co., Inc. (C)                                       8.750          01/15/08            100,000          99,500
   Graphic Packaging Corp.                                              8.625          02/15/12            160,000         163,200

                                HIGH INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                  June 30, 2003
                                   (Unaudited)

                                                         % NET         COUPON          MATURITY            PAR           VALUE
                                                         ASSETS         RATE             DATE             AMOUNT        (NOTE 2)
                                                         ------        ------          --------        -----------    ------------
CONTAINERS/PACKAGING (CONTINUED)
   Greif Bros. Corp., Series A                                          8.875%         08/01/12        $    95,000    $    102,125
   Jefferson Smurfit Corp.                                              8.250          10/01/12            225,000         241,313
   Kappa Beheer BV (D)                                                 10.625          07/15/09             85,000          91,056
   Owens Brockway Glass Container, Inc.                                 8.750          11/15/12             85,000          92,225
   Owens Brockway Glass Container, Inc. (C)                             8.250          05/15/13            180,000         188,100
   Owens-Brockway Glass Container, Inc.                                 8.875          02/15/09            270,000         292,950
   Plastipak Holdings, Inc.                                            10.750          09/01/11            165,000         176,550
   Pliant Corp.                                                        13.000          06/01/10            125,000         117,500
   Riverwood International Corp.                                       10.625          08/01/07            245,000         254,187
   Riverwood International Corp.                                       10.875          04/01/08             20,000          20,500
   Silgan Holdings, Inc.                                                9.000          06/01/09            200,000         207,000
                                                                                                                      ------------
                                                                                                                         2,976,509
                                                                                                                      ------------

DURABLE GOODS                                               0.8%
   Advanced Accessory Systems LLC (C)                                  10.750          06/15/11             30,000          31,800
   ArvinMeritor, Inc.                                                   8.750          03/01/12             55,000          61,600
   Collins & Aikman Products                                           10.750          12/31/11             95,000          83,600
   Dana Corp.                                                          10.125          03/15/10             20,000          22,050
   Dana Corp.                                                           9.000          08/15/11             50,000          54,125
   Metaldyne Corp.                                                     11.000          06/15/12             45,000          37,350
   Rexnord Corp. (C)                                                   10.125          12/15/12             45,000          49,500
                                                                                                                      ------------
                                                                                                                           340,025
                                                                                                                      ------------

ENERGY                                                      9.3%
   AES Corp.                                                            8.875          02/15/11            100,000          97,750
   AES Corp. (C)                                                        8.750          05/15/13            250,000         260,000
   AES Corp. (C)                                                        9.000          05/15/15            100,000         104,500
   Amerigas Partners L.P.                                               8.875          05/20/11            150,000         163,500
   Calpine Corp.                                                        8.500          02/15/11            215,000         161,250
   Centerpoint Energy Resources Corp. (C)                               7.875          04/01/13            275,000         316,317
   Chesapeake Energy Corp.                                              8.125          04/01/11            240,000         258,600
   Citgo Petroleum Corp. (C)                                           11.375          02/01/11             80,000          89,200
   CMS Energy Corp.                                                     8.500          04/15/11            200,000         208,750
   El Paso Production Holding Co. (C)                                   7.750          06/01/13            110,000         109,725
   Encore Acquisition Co.                                               8.375          06/15/12            110,000         117,700
   Gazprom OAO (C)(D)                                                   9.625          03/01/13            100,000         110,250
   Grant Prideco, Inc.                                                  9.000          12/15/09             10,000          11,100
   Hanover Equipment Trust                                              8.750          09/01/11            135,000         141,750
   Houston Exploration Co. (C)                                          7.000          06/15/13             50,000          51,625
   Illinois Power Co. (C)                                              11.500          12/15/10             55,000          62,838
   Magnum Hunter Resources, Inc.                                        9.600          03/15/12             70,000          77,000
   Peabody Energy Corp. (C)                                             6.875          03/15/13            175,000         183,312
   Pemex Project Funding Master Trust                                   9.125          10/13/10             51,000          61,710
   PG & E Corp. (C)                                                     6.875          07/15/08             30,000          30,000
   Pioneer Natural Resources Co.                                        9.625          04/01/10             95,000         117,788
   Pioneer Natural Resources Co.                                        7.500          04/15/12             50,000          57,261
   Reliant Resources, Inc. (C)                                          9.250          07/15/10             70,000          70,350
   Reliant Resources, Inc. (C)                                          9.500          07/15/13             85,000          85,638
   SEMCO Energy, Inc. (C)                                               7.125          05/15/08             15,000          15,675
   SEMCO Energy, Inc. (C)                                               7.750          05/15/13             15,000          15,975
   SESI LLC                                                             8.875          05/15/11             40,000          43,000
   Southern Natural Gas Co. (C)                                         8.875          03/15/10            100,000         109,000
   Stone Energy Corp.                                                   8.250          12/15/11             25,000          26,375
   TECO Energy, Inc.                                                   10.500          12/01/07             55,000          62,769
   TECO Energy, Inc.                                                    7.500          06/15/10            130,000         132,600
   Tesoro Petroleum Corp. (C)                                           8.000          04/15/08             30,000          30,750
   Tesoro Petroleum Corp.                                               9.625          04/01/12             65,000          59,475
   TXU Corp.                                                            6.375          06/15/06            150,000         159,562
   Vintage Petroleum, Inc.                                              8.250          05/01/12             50,000          55,000
   Westport Resources Corp.                                             8.250          11/01/11            155,000         169,725
                                                                                                                      ------------
                                                                                                                         3,827,820
                                                                                                                      ------------

                                HIGH INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                  June 30, 2003
                                   (Unaudited)

                                                         % NET         COUPON          MATURITY            PAR           VALUE
                                                         ASSETS         RATE             DATE             AMOUNT        (NOTE 2)
                                                         ------        ------          --------        -----------    ------------
FINANCE                                                     1.9%
   Arch Western Finance LLC (C)                                         6.750%         07/01/13        $   100,000    $    102,500
   MDP Acquisitions PLC (D)                                             9.625          10/01/12            175,000         193,375
   PCA LLC/ PCA Finance Corp                                           11.875          08/01/09             90,000          98,100
   Willis Corroon Corp.                                                 9.000          02/01/09            215,000         227,900
   Yell Finance BV (D)                                                 10.750          08/01/11            155,000         178,638
                                                                                                                      ------------
                                                                                                                           800,513
                                                                                                                      ------------

HEALTH CARE SERVICES                                        2.0%
   Alliance Imaging, Inc.                                              10.375          04/15/11            150,000         156,750
   Beverly Enterprises, Inc.                                            9.625          04/15/09            115,000         110,400
   HCA-Healthcare Co.                                                   7.875          02/01/11            135,000         151,188
   InSight Health Services Corp.                                        9.875          11/01/11            150,000         157,500
   NDCHealth Corp. (C)                                                 10.500          12/01/12             25,000          26,813
   Omnicare, Inc.                                                       6.125          06/01/13             40,000          40,800
   Tenet Healthcare Corp.                                               6.500          06/01/12             95,000          88,112
   Triad Hospitals, Inc., Series B                                      8.750          05/01/09             80,000          85,100
                                                                                                                      ------------
                                                                                                                           816,663
                                                                                                                      ------------

INDUSTRIALS                                                 6.3%
   Actuant Corp.                                                       13.000          05/01/09             33,000          38,610
   Blount, Inc.                                                         7.000          06/15/05            115,000         111,550
   Blount, Inc.                                                        13.000          08/01/09             10,000           8,500
   Cummins, Inc. (C)                                                    9.500          12/01/10             40,000          45,400
   General Binding Corp.                                                9.375          06/01/08            120,000         115,200
   General Motors Corp.                                                 7.125          07/15/13             31,000          30,791
   Integrated Electrical Services, Inc., Series C                       9.375          02/01/09             10,000          10,150
   Jacuzzi Brands, Inc. (C)                                             9.625          07/01/10             35,000          35,000
   JLG Industries, Inc. (C)                                             8.250          05/01/08             70,000          71,050
   Johnsondiversey, Inc. (D)                                            9.625          05/15/12            260,000         290,550
   Johnsondiversey, Inc., Series B (F)                                  9.625          05/15/12             10,000          12,308
   Manitowoc Co., Inc. (F)                                             10.375          05/15/11             55,000          67,692
   Manitowoc Co., Inc.                                                 10.500          08/01/12             70,000          77,700
   Muzak LLC / Muzak Finance Corp. (C)                                 10.000          02/15/09            120,000         125,700
   Navistar International Corp., Series B                               9.375          06/01/06             85,000          92,437
   Oxford Industries, Inc. (C)                                          8.875          06/01/11             70,000          73,500
   SPX Corp.                                                            7.500          01/01/13             85,000          92,013
   Tenneco Automotive, Inc., Series B                                  11.625          10/15/09             80,000          70,800
   Tenneco Automotive, Inc. (C)                                        10.250          07/15/13            150,000         151,875
   TRW Automotive Acquisition Corp. (C)                                 9.375          02/15/13            135,000         146,475
   TRW Automotive Acquisition Corp. (C)                                11.000          02/15/13             35,000          38,150
   Tyco International Group SA (D)                                      6.750          02/15/11            440,000         466,400
   Tyco International Group SA (D)                                      7.000          06/15/28            235,000         237,350
   Xerox Corp.                                                          7.625          06/15/13            175,000         175,219
                                                                                                                      ------------
                                                                                                                         2,584,420
                                                                                                                      ------------

MACHINERY                                                   1.3%
   AGCO Corp.                                                           9.500          05/01/08            200,000         216,000
   Columbus McKinnon Corp.                                              8.500          04/01/08             75,000          55,875
   NMHG Holding Co.                                                    10.000          05/15/09             44,000          48,400
   Terex Corp.                                                          8.875          04/01/08            140,000         145,600
   Terex Corp.                                                         10.375          04/01/11             80,000          88,400
                                                                                                                      ------------
                                                                                                                           554,275
                                                                                                                      ------------

MEDIA                                                       7.3%
   Allbritton Communications Co.                                        7.750          12/15/12            100,000         103,250
   American Media Operations, Inc., Series B                           10.250          05/01/09             90,000          97,200
   American Media Operations, Inc. (C)                                  8.875          01/15/11            105,000         113,662
   AMFM, Inc., Series B                                                 8.000          11/01/08            130,000         151,125
   Cablevision Systems New York Group, Series B                         8.125          08/15/09            335,000         346,725
   Canwest Media, Inc. (D)                                             10.625          05/15/11            155,000         176,700
   Dex Media East LLC / Dex Media East Finance Co.                      9.875          11/15/09            120,000         133,800
   Entercom Radio/Capital                                               7.625          03/01/14            140,000         152,600

                                HIGH INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                  June 30, 2003
                                   (Unaudited)

                                                         % NET         COUPON          MATURITY            PAR           VALUE
                                                         ASSETS         RATE             DATE             AMOUNT        (NOTE 2)
                                                         ------        ------          --------        -----------    ------------
MEDIA (CONTINUED)
   Lamar Media Corp.                                                    7.250%         01/01/13        $    90,000    $     95,400
   Lamar Media Corp. (C)                                                7.250          01/01/13             45,000          47,700
   LIN Television Corp.                                                 8.000          01/15/08            160,000         171,600
   LIN Television Corp. (C)                                             6.500          05/15/13             50,000          49,875
   MediaCom Broadband LLC                                              11.000          07/15/13            200,000         222,500
   MediaCom Capital Co. LLC                                             9.500          01/15/13             45,000          47,588
   PRIMEDIA, Inc.                                                       8.875          05/15/11             75,000          78,937
   PRIMEDIA, Inc. (C)                                                   8.000          05/15/13            100,000         102,500
   Quebecor Media, Inc. (D)                                            11.125          07/15/11            145,000         166,025
   Radio One, Inc., Series B                                            8.875          07/01/11            125,000         137,500
   RH Donnelley Finance Corp. I (C)                                     8.875          12/15/10             25,000          27,625
   RH Donnelley Finance Corp. I (C)                                    10.875          12/15/12             40,000          46,600
   Spanish Broadcasting Systems, Inc.                                   9.625          11/01/09            235,000         249,687
   Vivendi Universal SA (C)(D)                                          9.250          04/15/10             65,000          73,938
   Young Broadcasting, Inc., Series A                                   8.500          12/15/08            215,000         230,050
                                                                                                                      ------------
                                                                                                                         3,022,587
                                                                                                                      ------------

METALS AND MINING                                           0.7%
   Alaska Steel Corp.                                                   7.750          06/15/12             25,000          20,750
   Compass Minerals Group, Inc.                                        10.000          08/15/11            105,000         117,600
   Earle M. Jorgensen Co.                                               9.750          06/01/12             70,000          74,200
   Kaiser Aluminum & Chemical Corp. (E)                                 9.875          02/15/49              5,000           3,900
   TriMas Corp.                                                         9.875          06/15/12             15,000          15,375
   TriMas Corp. (C)                                                     9.875          06/15/12             40,000          41,000
   WCI Steel, Inc., Series B (E)                                       10.000          12/01/04             95,000          29,450
                                                                                                                      ------------
                                                                                                                           302,275
                                                                                                                      ------------

PIPELINE                                                    3.2%
   ANR Pipeline, Inc. (C)                                               8.875          03/15/10             30,000          32,775
   ANR Pipeline, Inc.                                                   9.625          11/01/21            140,000         165,200
   Dynegy Holdings, Inc                                                 6.875          04/01/11            145,000         121,800
   Northwest Pipeline Corp.                                             8.125          03/01/10             25,000          26,875
   Plains All American Pipeline, L.P.                                   7.750          10/15/12            225,000         252,000
   Williams Cos., Inc.                                                  8.625          06/01/10             45,000          47,025
   Williams Cos., Inc.                                                  7.125          09/01/11            710,000         692,250
                                                                                                                      ------------
                                                                                                                         1,337,925
                                                                                                                      ------------

PRINTING                                                    1.0%
   CBD Media, Inc. (C)(D)                                               8.625          06/01/11             20,000          20,600
   Hollinger International Publishing, Inc.                             9.000          12/15/10             90,000          96,300
   Hollinger International Publishing, Inc. (C)                        11.875          03/01/11             45,000          49,950
   Houghton Mifflin Co. (C)                                             8.250          02/01/11             20,000          21,100
   Houghton Mifflin Co. (C)                                             9.875          02/01/13             10,000          10,850
   Mail-Well I Corp.                                                    9.625          03/15/12            110,000         115,775
   Transwestern Publishing Co., Series F                                9.625          11/15/07            110,000         114,675
                                                                                                                      ------------
                                                                                                                           429,250
                                                                                                                      ------------

REITS                                                       0.7%
   CBRE Escrow, Inc. (C)                                                9.750          05/15/10            105,000         110,381
   Forest City Enterprises, Inc., Class A                               7.625          06/01/15             70,000          73,413
   MeriStar Hospitality Operating Finance Corp.                        10.500          06/15/09            105,000         107,362
                                                                                                                      ------------
                                                                                                                           291,156
                                                                                                                      ------------

RECREATION                                                  9.2%
   AMC Entertainment, Inc.                                              9.500          02/01/11            130,000         134,550
   Ameristar Casinos, Inc.                                             10.750          02/15/09             60,000          68,025
   Argosy Gaming Co.                                                   10.750          06/01/09             75,000          82,125
   Argosy Gaming Co.                                                    9.000          09/01/11             35,000          37,800
   Aztar Corp.                                                          8.875          05/15/07            110,000         114,813
   Boyd Gaming Corp.                                                    9.250          08/01/09             80,000          88,800

                                HIGH INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                  June 30, 2003
                                   (Unaudited)

                                                          % NET          COUPON         MATURITY            PAR            VALUE
                                                          ASSETS          RATE            DATE             AMOUNT         (NOTE 2)
                                                          ------          ----            ----             ------         --------
RECREATION (CONTINUED)
   Coast Hotels and Casinos, Inc.                                         9.500%        04/01/09          $165,000      $  176,550
   Hilton Hotels Corp.                                                    7.625         12/01/12           330,000         361,350
   HMH Properties, Inc., Series C                                         8.450         12/01/08           350,000         361,375
   Hollywood Park, Inc.                                                   9.500         08/01/07            75,000          74,438
   Horseshoe Gaming Holding Corp., Series B                               8.625         05/15/09           120,000         127,200
   Mandalay Resort Group                                                  9.375         02/15/10           110,000         124,300
   MGM Mirage, Inc.                                                       8.500         09/15/10           115,000         135,125
   MGM Mirage, Inc.                                                       8.375         02/01/11           135,000         153,562
   Park Place Entertainment Corp.                                         8.875         09/15/08            95,000         104,738
   Park Place Entertainment Corp.                                         8.125         05/15/11           105,000         115,237
   Pinnacle Entertainment, Inc., Series B                                 9.250         02/15/07           100,000          98,500
   Premier Parks, Inc.                                                    9.750         06/15/07            30,000          29,700
   Regal Cinemas, Inc., Series B                                          9.375         02/01/12           215,000         237,037
   Six Flags, Inc. (C)                                                    9.750         04/15/13           170,000         168,300
   Starwood Hotels & Resorts Worldwide, Inc.                              7.375         05/01/07            45,000          47,362
   Starwood Hotels & Resorts Worldwide, Inc.                              7.875         05/01/12           320,000         350,400
   Station Casinos, Inc.                                                  8.375         02/15/08           175,000         189,000
   Station Casinos, Inc.                                                  8.875         12/01/08            50,000          52,500
   Station Casinos, Inc.                                                  9.875         07/01/10           100,000         110,000
   Vail Resorts, Inc.                                                     8.750         05/15/09           110,000         114,950
   Venetian Casino Resort LLC                                            11.000         06/15/10           125,000         140,938
                                                                                                                         ---------
                                                                                                                         3,798,675
                                                                                                                         ---------

RETAIL                                                     3.1%
   7-Eleven, Inc.                                                         5.000         12/15/03           110,000         110,000
   Cole National Group, Inc.                                              8.625         08/15/07            60,000          58,200
   Cole National Group, Inc.                                              8.875         05/15/12           115,000         110,687
   Dollar General Corp.                                                   8.625         06/15/10            85,000          94,031
   Dominos, Inc. (C)                                                      8.250         07/01/11            35,000          36,138
   Finlay Fine Jewelry Corp.                                              8.375         05/01/08           160,000         165,600
   Fleming Companies, Inc. (E)                                           10.125         04/01/08           135,000          20,250
   J Crew Operating Corp.                                                10.375         10/15/07            65,000          63,050
   Rite Aid Corp (C)                                                      9.250         06/01/13            50,000          49,500
   Rite Aid Corp.                                                        12.500         09/15/06            70,000          78,400
   Rite Aid Corp. (C)                                                     8.125         05/01/10            95,000          98,325
   Rite Aid Corp. (C)                                                     9.500         02/15/11            45,000          48,375
   Williams Scotsman, Inc.                                                9.875         06/01/07           225,000         220,500
   Yum! Brands, Inc.                                                      7.700         07/01/12           100,000         114,000
                                                                                                                         ---------
                                                                                                                         1,267,056
                                                                                                                         ---------

SCHOOLS                                                    0.5%
   KinderCare Learning Centers, Inc., Series B                            9.500         02/15/09           210,000         211,575
                                                                                                                         ---------

TECHNOLOGY                                                 2.3%
   Argo-Tech Corp.                                                        8.625         10/01/07            20,000          18,600
   Fisher Scientific International, Inc.                                  8.125         05/01/12            85,000          90,950
   Fisher Scientific International, Inc. (C)                              8.125         05/01/12           120,000         128,400
   Flextronics International, Ltd. (D)                                    9.875         07/01/10           190,000         208,050
   Flextronics International, Ltd. (C)(D)                                 6.500         05/15/13           135,000         129,938
   Unisys Corp.                                                           8.125         06/01/06           245,000         262,150
   Unisys Corp.                                                           7.875         04/01/08           105,000         108,412
                                                                                                                         ---------
                                                                                                                           946,500
                                                                                                                         ---------

TELECOMMUNICATIONS                                         4.8%
   Alamosa Delaware, Inc.                                                12.500         02/01/11            80,000          65,600
   American Tower Escrow Corp., Zero Coupon                                             08/01/08           250,000         161,250
   Avalon Cable Holdings LLC (B)                                         11.875         12/01/08           120,000         114,750
   Centennial Communications Corp.                                       10.750         12/15/08            50,000          46,000
   Centennial Communications Corp. (C)                                   10.125         06/15/13            75,000          74,250
   COLT Telecom Group PLC (B)(D)                                         12.000         12/15/06           200,000         202,000
   EchoStar DBS Corp.                                                    10.375         10/01/07            65,000          71,987
   EchoStar DBS Corp.                                                     9.375         02/01/09           340,000         362,525

                                HIGH INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                  June 30, 2003
                                   (Unaudited)

                                                          % NET          COUPON         MATURITY            PAR            VALUE
                                                          ASSETS          RATE            DATE             AMOUNT         (NOTE 2)
                                                          ------          ----            ----             ------         -------
TELECOMMUNICATIONS (CONTINUED)
   Energis PLC (D)(E)                                                     9.750%        06/15/09          $ 45,000     $         0
   Insight Midwest/Insight Capital, Inc.                                  9.750         10/01/09           100,000         105,750
   Lucent Technologies, Inc.                                              6.450         03/15/29           120,000          82,200
   Panamsat Corp.                                                         8.500         02/01/12           215,000         232,738
   Paxson Communications Corp.                                           10.750         07/15/08            75,000          80,625
   Paxson Communications Corp. (B)                                       12.250         01/15/09            65,000          54,275
   Rural Cellular Corp., Series A                                         9.750         01/15/10           120,000         106,200
   Time Warner Telecom, Inc.                                             10.125         02/01/11           120,000         115,800
   XM Satellite Radio Holdings, Inc. (B)                                 14.000         12/31/09            20,000          14,250
   XM Satellite Radio, Inc. (C)                                          12.000         06/15/10           110,000         107,800
                                                                                                                        ----------
                                                                                                                         1,998,000
                                                                                                                        ----------

TRANSPORTATION                                             1.1%
   GulfMark Offshore, Inc.                                                8.750         06/01/08           110,000         114,125
   Kansas City Southern Railway Co.                                       7.500         06/15/09           185,000         191,706
   Stena AB (D)                                                           9.625         12/01/12           145,000         159,319
                                                                                                                        ----------
                                                                                                                           465,150
                                                                                                                        ----------

WASTE DISPOSAL                                             1.6%
   Allied Waste North America, Inc., Series B                             7.625         01/01/06           120,000         124,350
   Allied Waste North America, Inc., Series B                             8.875         04/01/08           165,000         179,025
   Allied Waste North America, Inc., Series B                            10.000         08/01/09           300,000         318,750
   Allied Waste North America, Inc.                                       7.875         04/15/13            45,000          47,081
                                                                                                                        ----------
                                                                                                                           669,206
                                                                                                                        ----------

TOTAL CORPORATE NOTES AND BONDS
(COST: $34,757,300)                                                                                                     36,263,007
                                                                                                                        ----------

                                                                                                            SHARES
                                                                                                            ------
COMMON STOCKS:                                             0.2%

INDUSTRIALS                                                0.1%
   Hayes Lemmerz International, Inc. (B) *                                                                   3,536          41,371
   Thermadyne Holdings Corp. *                                                                                 247           3,340
                                                                                                                        ----------
                                                                                                                            44,711
                                                                                                                        ----------

TELECOMMUNICATIONS                                         0.1%
   ITC DeltaCom, Inc. *                                                                                      1,488           4,390
   NTL, Inc. *                                                                                                 767          26,170
   Song Networks Holding AB *                                                                                3,325          15,595
                                                                                                                        ----------
                                                                                                                            46,155
                                                                                                                        ----------
TOTAL COMMON STOCKS
(COST: $305,395)                                                                                                            90,866
                                                                                                                        ----------

PREFERRED STOCKS:                                          0.5%

COMMUNICATION                                              0.0%
   NTL Europe, Inc. *                                                                                            1               2
                                                                                                                        ----------

INDUSTRIALS                                                0.0%
   HLI Operating Co. *                                                                                          11             880
                                                                                                                        ----------

MEDIA                                                      0.5%
   Cablevision Systems Corp., Series M                                                                       1,027         105,781
   PRIMEDIA, Inc., Series D                                                                                  1,100         105,600
                                                                                                                        ----------
                                                                                                                           211,381
                                                                                                                        ----------

                                HIGH INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                  June 30, 2003
                                   (Unaudited)

                                                          % NET                                                           VALUE
                                                          ASSETS                                           SHARES        (NOTE 2)
                                                          ------                                           ------        --------
TELECOMMUNICATIONS                                         0.0%
   Song Networks Holding AB                                                                                    360      $      383
                                                                                                                        ----------

TOTAL PREFERRED STOCKS
(COST: $202,338)                                                                                                           212,646
                                                                                                                        ----------

WARRANTS AND RIGHTS:                                       0.0%

COMMUNICATIONS                                             0.0%
   GT Group Telecom, Inc., Exp. 2/1/2010 (C) *                                                                  50              19
                                                                                                                        ----------

INDUSTRIALS                                                0.0%
   Thermadyne Holdings Corp., Series A, Exp. 5/23/2004*                                                        391             262
   Thermadyne Holdings Corp., Series B, Exp. 5/23/2006*                                                        236             158
                                                                                                                        ----------
                                                                                                                               420
                                                                                                                        ----------

TOTAL WARRANTS AND RIGHTS
(COST: $2,250)                                                                                                                 439
                                                                                                                        ----------

                                                                         COUPON         MATURITY            PAR
                                                                          RATE            DATE             AMOUNT
                                                                          ----            ----             ------
FOREIGN GOVERNMENT AND AGENCY OBLIGATIONS:                 0.6%

BRAZIL                                                     0.5%
   Federal Republic of Brazil (D)(G)                                      2.188%        04/15/09          $111,529          93,685
   Federal Republic of Brazil (D)                                         8.875         04/15/24           123,000          95,694
                                                                                                                        ----------
                                                                                                                           189,379
                                                                                                                        ----------

MEXICO                                                     0.1%
   United Mexican States (D)                                              8.125         12/30/19            55,000          62,700
                                                                                                                        ----------

TOTAL FOREIGN GOVERNMENT AND AGENCY OBLIGATIONS
(COST: $262,137)                                                                                                           252,079
                                                                                                                        ----------

CONVERTIBLE BONDS:                                         0.1%

COMMUNICATIONS                                             0.1%
   Nextel Communications, Inc.                                            5.250         01/15/10            50,000          47,000
                                                                                                                        ----------

TOTAL CONVERTIBLE BONDS
(COST: $47,284)                                                                                                             47,000
                                                                                                                        ----------

CERTIFICATE OF DEPOSIT:                                    4.2%
   State Street Eurodollar                                                                                               1,758,257
                                                                                                                        ----------

TOTAL CERTIFICATE OF DEPOSIT
(COST: $1,758,257)                                                                                                       1,758,257
                                                                                                                        ----------

                                                                                                           SHARES
                                                                                                           ------
INVESTMENT COMPANIES:                                     20.0%
   SSgA Prime Money Market Fund                                                                          1,851,849       1,851,849
   State Street Navigator Securities Lending Prime
    Portfolio (H)                                                                                        6,430,854       6,430,854
                                                                                                                        ----------
                                                                                                                         8,282,703
                                                                                                                        ----------

TOTAL INVESTMENT COMPANIES
(COST: $8,282,703)                                                                                                       8,282,703
                                                                                                                        ----------

                                HIGH INCOME FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                  June 30, 2003
                                   (Unaudited)

                                                          % NET                                                          VALUE
                                                          ASSETS                                                        (NOTE 2)
                                                          ------                                                        --------
TOTAL INVESTMENTS                                        114.1 %                                                       $47,203,455
(COST: $45,886,556)
NET OTHER ASSETS AND LIABILITIES                         (14.1)%                                                        (5,832,281)
                                                         -----                                                         -----------
TOTAL NET ASSETS                                         100.0 %                                                       $41,371,174
                                                         =====                                                         ===========

* Non-income producing

(B) Represents security that retains a specified coupon until a predetermined date, at which time a predetermined rate becomes the effective rate.

(C) Restricted security sold within the terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Notes and bonds issued by foreign entities, denominated in U.S. dollars. The aggregate value of these securities is 10.38% of total net assets.

(E)  In Default.

(F) Notes and bonds issued by foreign entities, denominated in their local currency and converted to U.S. dollars at period end exchange rates. The aggregate value of these securities is 0.30% of total net assets.

(G)  Floating rate or variable rate note.

(H)  Represents collateral held in connection with securities lending.

PLC  Public Limited Company

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                                         Unrealized
 Currency        Settlement Date     Local Amount       Face Amount         Value       Appreciation
 --------        ---------------     ------------       -----------         -----       ------------
Euro (Sell)         08/04/03          E  5,476           $  6,434         $  6,292         $   142
Euro (Sell)         08/04/03          E 94,519           $110,965         $108,605         $ 2,360
                                                                                           -------
                                                                                           $ 2,502
                                                                                           =======

See accompanying notes to financial statements.

                                  BALANCED FUND
                             SCHEDULE OF INVESTMENTS
                                  June 30, 2003
                                   (Unaudited)

                                                         % NET                                                           VALUE
                                                         ASSETS                                          SHARES         (NOTE 2)
                                                         ------                                          ------         --------
COMMON STOCKS:                                            55.0%

CONSUMER DISCRETIONARY                                     6.5%
   Carnival Corp.                                                                                       179,800        $ 5,845,298
   Comcast Corp., Class A *                                                                              66,640          2,011,195
   Cox Communications, Inc., Class A *                                                                  147,200          4,695,680
   Home Depot, Inc.                                                                                     143,900          4,765,968
   McDonald's Corp.                                                                                     263,100          5,803,986
   Target Corp.                                                                                         250,400          9,475,136
   Tiffany & Co.                                                                                        105,100          3,434,668
   Walt Disney Co.                                                                                      227,600          4,495,100
                                                                                                                       -----------
                                                                                                                        40,527,031
                                                                                                                       -----------

CONSUMER STAPLES                                           6.5%
   Coca-Cola Co.                                                                                        132,800          6,163,248
   CVS Corp.                                                                                            204,652          5,736,396
   General Mills, Inc.                                                                                  128,700          6,101,667
   Kimberly-Clark Corp.                                                                                 136,900          7,137,966
   Procter & Gamble Co.                                                                                  34,800          3,103,464
   Safeway, Inc. *                                                                                      105,800          2,164,668
   Sara Lee Corp.                                                                                       279,900          5,264,919
   Wal-Mart Stores, Inc.                                                                                 93,900          5,039,613
                                                                                                                       -----------
                                                                                                                        40,711,941
                                                                                                                       -----------

ENERGY                                                     3.5%
   BP PLC, ADR                                                                                           91,246          3,834,157
   ExxonMobil Corp.                                                                                     155,000          5,566,050
   Kerr-McGee Corp.                                                                                      42,700          1,912,960
   Marathon Oil Corp.                                                                                   104,100          2,743,035
   Schlumberger, Ltd.                                                                                    87,600          4,167,132
   Transocean Sedco Forex, Inc.                                                                          49,362          1,084,483
   Unocal Corp.                                                                                          87,000          2,496,030
                                                                                                                       -----------
                                                                                                                        21,803,847
                                                                                                                       -----------

FINANCIALS                                                11.0%
   ACE, Ltd.                                                                                             74,000          2,537,460
   Allstate Corp.                                                                                       196,014          6,987,899
   American International Group, Inc.                                                                    97,000          5,352,460
   Bank of America Corp.                                                                                 94,698          7,483,983
   Bank One Corp.                                                                                       123,890          4,606,230
   Chubb Corp.                                                                                           42,000          2,520,000
   Citigroup, Inc.                                                                                      234,005         10,015,414
   FleetBoston Financial Corp.                                                                          118,400          3,517,664
   Goldman Sachs Group, Inc.                                                                             37,000          3,098,750
   Morgan Stanley Dean Witter & Co.                                                                     102,000          4,360,500
   Prudential Financial, Inc.                                                                           256,000          8,614,400
   SunTrust Banks, Inc.                                                                                  56,500          3,352,710
   Wells Fargo & Co.                                                                                    124,900          6,294,960
                                                                                                                       -----------
                                                                                                                        68,742,430
                                                                                                                       -----------

HEALTH CARE                                                8.3%
   Abbott Laboratories                                                                                   77,100          3,373,896
   Applera Corp.- Applied Biosystems Group                                                              163,200          3,105,696
   Baxter International, Inc.                                                                           160,800          4,180,800
   Bristol-Myers Squibb Co.                                                                             204,200          5,544,030
   Genzyme Corp. *                                                                                       58,900          2,462,020
   GlaxoSmithKline PLC, ADR                                                                             140,350          5,689,789
   IMS Health, Inc.                                                                                     398,100          7,161,819
   MedImmune, Inc. *                                                                                     71,000          2,582,270
   Pfizer, Inc.                                                                                         311,119         10,624,714
   Wyeth                                                                                                149,400          6,805,170
                                                                                                                       -----------
                                                                                                                        51,530,204
                                                                                                                       -----------

                                  BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                  June 30, 2003
                                   (Unaudited)

                                                         % NET                                                           VALUE
                                                         ASSETS                                          SHARES         (NOTE 2)
                                                         ------                                          ------         --------
INDUSTRIALS                                               6.0%
   Burlington Northern Santa Fe Corp.                                                                   105,000        $ 2,986,200
   Dover Corp.                                                                                          124,000          3,715,040
   Emerson Electric Co.                                                                                  66,000          3,372,600
   FedEx Corp.                                                                                           54,000          3,349,620
   General Electric Co.                                                                                 126,000          3,613,680
   Honeywell International, Inc.                                                                        156,000          4,188,600
   Illinois Tool Works, Inc.                                                                             58,000          3,819,300
   Textron, Inc.                                                                                        107,000          4,175,140
   United Technologies Corp.                                                                             66,000          4,674,780
   Waste Management, Inc.                                                                               154,000          3,709,860
                                                                                                                       -----------
                                                                                                                        37,604,820
                                                                                                                       -----------

INFORMATION TECHNOLOGY                                    8.7%
   3Com Corp. *                                                                                         124,200            581,256
   ADC Telecommunications, Inc. *                                                                       336,000            782,208
   Applied Materials, Inc. *                                                                            130,900          2,076,074
   Autodesk, Inc.                                                                                       222,400          3,593,984
   Celestica, Inc. *                                                                                    133,100          2,097,656
   Computer Sciences Corp. *                                                                            119,600          4,559,152
   Concord EFS, Inc. *                                                                                  269,700          3,969,984
   EMC Corp. *                                                                                          134,400          1,407,168
   Hewlett-Packard Co.                                                                                  173,700          3,699,810
   International Business Machine Corp.                                                                  87,700          7,235,250
   Keane, Inc. *                                                                                        268,900          3,665,107
   Koninklijke (Royal) Philips Electronics N.V., ADR                                                    119,748          2,288,384
   Micron Technology, Inc. *                                                                            133,600          1,553,768
   Microsoft Corp.                                                                                      249,200          6,382,012
   Motorola, Inc.                                                                                       292,200          2,755,446
   PeopleSoft, Inc. *                                                                                   196,000          3,447,640
   Texas Instruments, Inc.                                                                              169,900          2,990,240
   VERITAS Software Corp. *                                                                              47,064          1,349,325
                                                                                                                       -----------
                                                                                                                        54,434,464
                                                                                                                       -----------

MATERIALS                                                 1.5%
   Alcoa, Inc.                                                                                           85,000          2,167,500
   E.I. du Pont de Nemours & Co.                                                                         77,000          3,206,280
   Rohm and Haas Co.                                                                                    126,000          3,909,780
                                                                                                                       -----------
                                                                                                                         9,283,560
                                                                                                                       -----------

TELECOMMUNICATION SERVICES                                1.8%
   ALLTEL Corp.                                                                                          94,000          4,532,680
   SBC Communications, Inc.                                                                             117,000          2,989,350
   Verizon Communications                                                                                91,012          3,590,424
                                                                                                                       -----------
                                                                                                                        11,112,454
                                                                                                                       -----------

UTILITIES                                                 1.2%
   Ameren Corp.                                                                                          37,000          1,631,700
   FPL Group, Inc.                                                                                       65,000          4,345,250
   Progress Energy, Inc.                                                                                 40,400          1,773,560
                                                                                                                       -----------
                                                                                                                         7,750,510
                                                                                                                       -----------

TOTAL COMMON STOCKS
(COST: $329,993,898)                                                                                                   343,501,261
                                                                                                                       -----------

                                  BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                  June 30, 2003
                                   (Unaudited)

                                                         % NET         COUPON          MATURITY           PAR            VALUE
                                                         ASSETS         RATE             DATE            AMOUNT         (NOTE 2)
                                                         ------         ----             ----            ------         --------
ASSET BACKED:                                              2.9%
   ABSC Long Beach Home Equity Trust, Series
        2000-LB1, Class AF5                                             8.050%         09/21/30        $ 5,150,000     $ 5,710,441
   Conseco Finance Securitizations Corp., Series
        2001-1, Class M1                                                7.535          07/01/32          5,000,000       3,500,000
   Green Tree Home Equity Loan Trust, Series
        1999-A, Class B1                                                8.970          11/15/27          4,100,000       4,276,992
   Long Beach Mortgage Loan Trust, Series
        2002-1, Class M3                                                3.535          05/25/32          2,250,000       2,205,921
   Oakwood Mortgage Investors, Inc., Series
        1999-C, Class M2                                                8.750          08/15/27          6,400,000       2,560,000
                                                                                                                       -----------
                                                                                                                        18,253,354
                                                                                                                       -----------
TOTAL ASSET BACKED
(COST: $22,578,019)                                                                                                     18,253,354
                                                                                                                       -----------


COMMERCIAL MORTGAGE BACKED:                                2.4%
   Duke Weeks Industrial Trust, Series
        2000-DW1, Class A2 (C)                                          7.151          10/15/10          3,000,000       3,600,128
   Morgan Stanley Capital I, Inc., Series
        1999-CAM1, Class A3                                             6.920          03/15/32          3,635,000       4,073,780
   Morgan Stanley Dean Witter Capital, Series
        2000-LIF2, Class A2                                             7.200          10/15/33          6,000,000       7,244,503
                                                                                                                       -----------
                                                                                                                        14,918,411
                                                                                                                       -----------

TOTAL COMMERCIAL MORTGAGE BACKED
(COST: $13,356,459)                                                                                                     14,918,411
                                                                                                                       -----------

PRIVATE LABEL MORTGAGE BACKED:                             1.2%
   Bank of America Funding Corp., Series
        2002-1, Class A2                                                7.000          04/20/32            665,074         667,692
   Countrywide Alternative Loan Trust, Series
        2002-5, Class A10                                               6.750          06/25/32          5,600,000       5,838,178
   Residential Asset Securitization Trust, Series
        2002-A1, Class A2                                               5.350          09/25/26            863,732         865,763
                                                                                                                       -----------
                                                                                                                         7,371,633
                                                                                                                       -----------

TOTAL PRIVATE LABEL MORTGAGE BACKED
(COST: $7,239,400)                                                                                                       7,371,633
                                                                                                                       -----------

CORPORATE NOTES AND BONDS:                                14.3%

AEROSPACE/DEFENSE                                          0.4%
   Lockheed Martin Corp.                                                7.250          05/15/06          2,000,000       2,277,686
                                                                                                                       -----------

BASIC INDUSTRIES                                           0.4%
   International Paper Co.                                              8.125          07/08/05          2,400,000       2,675,738
                                                                                                                       -----------

CABLE                                                      1.1%
   Comcast Corp.                                                        5.300          01/15/14          4,000,000       4,113,768
   TCI Communications, Inc.                                             8.650          09/15/04          2,500,000       2,675,550
                                                                                                                       -----------
                                                                                                                         6,789,318
                                                                                                                       -----------

CAPITAL GOODS                                              0.3%
   Caterpillar Financial Services Corp.                                 7.590          12/10/03          2,000,000       2,056,014
                                                                                                                       -----------

CONSUMER STAPLES                                           0.2%
   Safeway, Inc.                                                        6.850           9/15/04          1,000,000       1,056,261
                                                                                                                       -----------

ENERGY                                                     1.2%
   Occidental Petroleum Corp.                                           5.875          01/15/07          2,500,000       2,775,235
   Phillips Petroleum Co.                                               8.500          05/25/05          2,500,000       2,816,118
   Sunoco, Inc.                                                         7.125          03/15/04          2,000,000       2,075,826
                                                                                                                       -----------
                                                                                                                         7,667,179
                                                                                                                       -----------

                                  BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                  June 30, 2003
                                   (Unaudited)

                                                         % NET         COUPON          MATURITY           PAR            VALUE
                                                         ASSETS         RATE             DATE            AMOUNT         (NOTE 2)
                                                         ------         ----             ----            ------         --------
FINANCE                                                   3.0%
   AARP (C)                                                             7.500%         05/01/31        $ 2,000,000     $ 2,460,104
   American General Finance Corp.                                       5.750          03/15/07          2,500,000       2,769,995
   Bear Stearns Cos., Inc.                                              7.800          08/15/07          2,000,000       2,383,480
   CIT Group, Inc.                                                      5.570          12/08/03          1,500,000       1,525,115
   Countrywide Home Loans, Inc.                                         6.840          10/22/04          1,000,000       1,065,576
   Household Finance Corp.                                              6.500          11/15/08          1,350,000       1,552,269
   MBNA America Bank N.A.                                               6.875          07/15/04          2,000,000       2,103,076
   Merrill Lynch & Co., Inc.                                            7.375          05/15/06          2,500,000       2,834,472
   U.S. Bank N.A.                                                       6.300          02/04/14          2,000,000       2,340,540
                                                                                                                       -----------
                                                                                                                        19,034,627
                                                                                                                       -----------

HEALTH CARE                                               0.5%
   Tenet Healthcare Corp.                                               7.375          02/01/13          3,200,000       3,088,000
                                                                                                                       -----------

INDUSTRIALS                                               1.7%
   Ford Motor Credit Co. (G)                                            1.508          04/28/05          2,000,000       1,936,424
   Ford Motor Credit Co.                                                7.600          08/01/05          2,000,000       2,147,376
   General Electric Global Insurance Corp.                              7.000          02/15/26          2,000,000       2,226,990
   General Motors Acceptance Corp.                                      6.125          08/28/07          2,250,000       2,338,079
   General Motors Acceptance Corp.                                      6.875          09/15/11          2,250,000       2,257,508
                                                                                                                       -----------
                                                                                                                        10,906,377
                                                                                                                       -----------

PIPELINE                                                  0.4%
   Kinder Morgan, Inc.                                                  6.650          03/01/05          2,500,000       2,682,210
                                                                                                                       -----------

REITS                                                     0.2%
   Avalonbay Communities, Inc.                                          6.580          02/15/04          1,000,000       1,031,128
                                                                                                                       -----------

TELECOMMUNICATIONS                                        1.7%
   Bellsouth Capital Funding Corp.                                      7.875          02/15/30          2,000,000       2,609,666
   SBC Communications, Inc.                                             5.875          08/15/12          2,250,000       2,536,535
   Sprint Capital Corp.                                                 7.125          01/30/06            775,000         848,181
   Telephone & Data Systems, Inc.                                       7.000          08/01/06          1,500,000       1,588,437
   Verizon Wireless Capital LLC                                         5.375          12/15/06          2,500,000       2,745,860
                                                                                                                       -----------
                                                                                                                        10,328,679
                                                                                                                       -----------

TRANSPORTATION                                            0.7%
   Norfolk Southern Corp.                                               7.250          02/15/31          2,000,000       2,388,470
   Southwest Airlines Co.                                               8.750          10/15/03          2,000,000       2,035,952
                                                                                                                       -----------
                                                                                                                         4,424,422
                                                                                                                       -----------

UTILITIES                                                 2.5%
   DTE Energy Co.                                                       6.450          06/01/06          2,000,000       2,225,192
   Energy East Corp.                                                    8.050          11/15/10          2,000,000       2,480,398
   FirstEnergy Corp., Series A                                          5.500          11/15/06          2,000,000       2,143,978
   Niagara Mohawk Power Corp., Series F                                 7.625          10/01/05          2,532,928       2,830,691
   Progress Energy, Inc.                                                7.750          03/01/31          2,000,000       2,402,224
   Virginia Electric & Power Co., Series A                              5.750          03/31/06          3,000,000       3,276,171
                                                                                                                       -----------
                                                                                                                        15,358,654
                                                                                                                       -----------

TOTAL CORPORATE NOTES AND BONDS
(COST: $82,707,623)                                                                                                     89,376,293
                                                                                                                       -----------

                                  BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                  June 30, 2003
                                   (Unaudited)

                                                         % NET         COUPON          MATURITY           PAR            VALUE
                                                         ASSETS         RATE             DATE            AMOUNT         (NOTE 2)
                                                         ------         ----             ----            ------         --------
MORTGAGE BACKED:                                          9.9%

FEDERAL HOME LOAN MORTGAGE CORP.                          2.6%
   Series 1974 Class ZA                                                 7.000%         07/15/27        $ 7,556,448     $ 7,958,002
   Pool # C01005                                                        8.000          06/01/30            760,625         815,314
   Series 2351Class PX                                                  6.500          07/15/30          3,000,000       3,075,953
   Pool # C62333                                                        6.500          01/01/32          2,766,803       2,879,177
   Pool # C65648                                                        6.500          03/01/32          1,519,499       1,581,263
                                                                                                                       -----------
                                                                                                                        16,309,709
                                                                                                                       -----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION                     6.0%
   Pool # 383475                                                        6.100          04/01/11          4,318,824       4,974,624
   Series 2002-55 Class QC                                              5.500          12/25/14          3,300,000       3,414,577
   Pool # 582558                                                        6.000          05/01/16          2,352,492       2,455,378
   Pool # 672243                                                        5.000          12/01/17          6,200,000       6,414,022
   Pool # 253847                                                        6.000          05/01/21          2,675,752       2,790,010
   Pool # 611619                                                        6.000          02/25/25          2,790,522       2,901,130
   Series 1998-63, Class PG                                             6.000          03/25/27          3,000,000       3,068,917
   Pool # 607515                                                        7.000          11/01/31          2,197,977       2,314,685
   Series 2001-72 Class NC                                              6.000          11/01/31          3,000,000       3,030,010
   Pool # 644591                                                        7.000          05/01/32          1,656,509       1,744,466
   TBA                                                                  5.500          12/01/33          4,000,000       4,133,752
                                                                                                                       -----------
                                                                                                                        37,241,571
                                                                                                                       -----------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION                  1.3%
   Pool # 2921                                                          7.500          05/20/30          1,300,949       1,374,604
   Pool # 2957                                                          7.500          08/20/30            133,751         141,323
   Pool # 3068                                                          6.500          04/20/31          2,115,036       2,209,739
   Series 2002-50 Class PE                                              6.000          07/20/32          4,200,000       4,472,840
                                                                                                                       -----------
                                                                                                                         8,198,506
                                                                                                                       -----------

TOTAL MORTGAGE BACKED
(COST: $59,438,710)                                                                                                     61,749,786
                                                                                                                       -----------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS:                   8.7%

FEDERAL FARM CREDIT BANK                                  0.8%
                                                                        6.125          12/29/15          4,000,000       4,751,304
                                                                                                                       -----------

FEDERAL HOME LOAN MORTGAGE CORP.                          1.1%
                                                                        6.875          01/15/05          2,000,000       2,169,832
                                                                        5.375          08/16/06          2,000,000       2,091,070
                                                                        5.750          04/29/09          2,500,000       2,588,613
                                                                                                                       -----------
                                                                                                                         6,849,515
                                                                                                                       -----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION                     1.7%
                                                                        6.400          05/14/09          6,600,000       6,880,005
                                                                        6.250          07/19/11          3,000,000       3,137,883
                                                                        5.250          08/01/12            750,000         810,547
                                                                                                                       -----------
                                                                                                                        10,828,435
                                                                                                                       -----------

U.S. TREASURY BONDS                                       2.5%
                                                                       11.125          08/15/03          3,000,000       3,037,500
                                                                        9.125          05/15/09          6,000,000       6,412,968
                                                                        6.250          05/15/30          5,000,000       6,224,610
                                                                                                                       -----------
                                                                                                                        15,675,078
                                                                                                                       -----------

                                  BALANCED FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                  June 30, 2003
                                   (Unaudited)

                                                         % NET         COUPON          MATURITY           PAR            VALUE
                                                         ASSETS         RATE             DATE            AMOUNT         (NOTE 2)
                                                         ------         ----             ----            ------         --------
U.S. TREASURY NOTES                                       2.6%
                                                                        5.750%         11/15/05        $ 5,000,000     $ 5,502,930
                                                                        4.625          05/15/06          5,000,000       5,420,115
                                                                        3.500          11/15/06          5,000,000       5,270,510
                                                                                                                       -----------
                                                                                                                        16,193,555
                                                                                                                       -----------

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(COST: $51,678,658)                                                                                                     54,297,887
                                                                                                                       -----------

                                                                                                          SHARES
                                                                                                          ------
INVESTMENT COMPANIES:                                     10.3%
   Nations Cash Reserves Fund                                                                            5,036,330       5,036,330
   One Group Institutional Prime Money Market Fund                                                       5,045,099       5,045,099
   SSgA Prime Money Market Fund                                                                         25,497,694      25,497,694
   State Street Navigator Securities Lending
        Prime Portfolio (H)                                                                             28,929,315      28,929,315
                                                                                                                      ------------
                                                                                                                        64,508,438
                                                                                                                      ------------

TOTAL INVESTMENT COMPANIES
(COST: $64,508,438)                                                                                                     64,508,438
                                                                                                                      ------------

OTHER INVESTMENTS (H)                                      1.6%
(COST: $9,809,449)                                                                                                       9,809,449
                                                                                                                      ------------

TOTAL INVESTMENTS                                        106.3%                                                       $663,786,512
(COST: $641,310,654)
NET OTHER ASSETS AND LIABILITIES                          (6.3)%                                                       (39,161,199)
                                                         -----                                                        ------------
TOTAL NET ASSETS                                         100.0%                                                       $624,625,313
                                                         =====                                                        ============

* Non-income producing

(C) Restricted security sold within the terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(G)  Floating rate or variable rate note.

(H)  Represents collateral held in connection with securities lending.

ADR  American Depository Receipt

PLC  Pubic Limited Company

TBA  To Be Announced - security purchased on delayed delivery basis

See accompanying notes to financial statements.

                          GROWTH AND INCOME STOCK FUND
                             SCHEDULE OF INVESTMENTS
                                  June 30, 2003
                                   (Unaudited)

                                                         % NET                                     VALUE
                                                         ASSETS                   SHARES          (NOTE 2)
                                                         ------                   ------         ---------
COMMON STOCKS:                                            93.3%

CONSUMER DISCRETIONARY                                    10.7%
   Comcast Corp., Class A *                                                       241,995        $ 7,303,409
   Home Depot, Inc.                                                               568,100         18,815,472
   McDonald's Corp.                                                               935,600         20,639,336
   Target Corp.                                                                   759,100         28,724,344
   Walt Disney Co.                                                                609,100         12,029,725
                                                                                                 -----------
                                                                                                  87,512,286
                                                                                                 -----------

CONSUMER STAPLES                                           7.9%
   General Mills, Inc.                                                            276,800         13,123,088
   Kimberly-Clark Corp.                                                           366,700         19,119,738
   Kroger Co. *                                                                   632,800         10,555,104
   Sara Lee Corp.                                                               1,123,200         21,127,392
                                                                                                 -----------
                                                                                                  63,925,322
                                                                                                 -----------

ENERGY                                                     8.4%
   BP PLC, ADR                                                                    253,280         10,642,826
   ChevronTexaco Corp.                                                            188,673         13,622,190
   ExxonMobil Corp.                                                               562,200         20,188,602
   Schlumberger, Ltd.                                                             222,200         10,570,054
   Transocean Sedco Forex, Inc.                                                   165,146          3,628,258
   Unocal Corp.                                                                   343,550          9,856,449
                                                                                                 -----------
                                                                                                  68,508,379
                                                                                                 -----------

FINANCIALS                                                23.2%
   Allstate Corp.                                                                 740,026         26,381,927
   Bank of America Corp.                                                          234,171         18,506,534
   Bank One Corp.                                                                 456,640         16,977,875
   Berkshire Hathaway, Inc., Class A *                                                 55          3,987,500
   Citigroup, Inc.                                                                649,014         27,777,799
   Fannie Mae                                                                     170,000         11,464,800
   FleetBoston Financial Corp.                                                    343,600         10,208,356
   Morgan Stanley Dean Witter & Co.                                               335,000         14,321,250
   Prudential Financial, Inc.                                                     810,000         27,256,500
   SunTrust Banks, Inc.                                                           231,200         13,719,408
   Wachovia Corp.                                                                 449,500         17,962,020
                                                                                                 -----------
                                                                                                 188,563,969
                                                                                                 -----------

HEALTH CARE                                               10.1%
   Baxter International, Inc.                                                     477,400         12,412,400
   Bristol-Myers Squibb Co.                                                       624,500         16,955,175
   GlaxoSmithKline PLC, ADR                                                       347,150         14,073,461
   Merck & Co., Inc.                                                              308,500         18,679,675
   Pfizer, Inc.                                                                   247,800          8,462,370
   Wyeth                                                                          259,900         11,838,445
                                                                                                 -----------
                                                                                                  82,421,526
                                                                                                 -----------

INDUSTRIALS                                                9.6%
   Burlington Northern Santa Fe Corp.                                             201,000          5,716,440
   Emerson Electric Co.                                                           312,000         15,943,200
   Honeywell International, Inc.                                                  766,000         20,567,100
   Textron, Inc.                                                                  407,000         15,881,140
   United Technologies Corp.                                                      159,000         11,261,970
   Waste Management, Inc.                                                         380,000          9,154,200
                                                                                                 -----------
                                                                                                  78,524,050
                                                                                                 -----------

                          GROWTH AND INCOME STOCK FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                  June 30, 2003
                                   (Unaudited)

                                                          % NET                                       VALUE
                                                         ASSETS                    SHARES           (NOTE 2)
                                                         ------                    ------           --------
INFORMATION TECHNOLOGY                                    11.1%
   Applied Materials, Inc. *                                                        348,800       $  5,531,968
   Automatic Data Processing, Inc.                                                  228,700          7,743,782
   Computer Associates International, Inc.                                          505,100         11,253,628
   Computer Sciences Corp. *                                                        258,200          9,842,584
   EMC Corp. *                                                                      457,100          4,785,837
   Hewlett-Packard Co.                                                              622,435         13,257,866
   Intel Corp.                                                                      368,500          7,658,904
   International Business Machine Corp.                                             187,200         15,444,000
   Motorola, Inc.                                                                   875,000          8,251,250
   Texas Instruments, Inc.                                                          366,500          6,450,400
                                                                                                  ------------
                                                                                                    90,220,219
                                                                                                  ------------

MATERIALS                                                  3.8%
   Alcan, Inc.                                                                      100,000          3,129,000
   Alcoa, Inc.                                                                      165,000          4,207,500
   Dow Chemical Co.                                                                 116,050          3,592,908
   E.I. du Pont de Nemours & Co.                                                    325,000         13,533,000
   Weyerhaeuser Co.                                                                 113,000          6,102,000
                                                                                                  ------------
                                                                                                    30,564,408
                                                                                                  ------------

TELECOMMUNICATION SERVICES                                 5.0%
   ALLTEL Corp.                                                                     294,000         14,176,680
   SBC Communications, Inc.                                                         439,000         11,216,450
   Telefonos de Mexico, ADR                                                         125,000          3,927,500
   Verizon Communications                                                           298,035         11,757,481
                                                                                                  ------------
                                                                                                    41,078,111
                                                                                                  ------------

UTILITIES                                                  3.5%
   Ameren Corp.                                                                     135,000          5,953,500
   Consolidated Edison, Inc.                                                        156,000          6,751,680
   FPL Group, Inc.                                                                  101,000          6,751,850
   Progress Energy, Inc.                                                            210,000          9,219,000
                                                                                                  ------------
                                                                                                    28,676,030
                                                                                                  ------------

TOTAL COMMON STOCKS
(COST: $779,685,743)                                                                               759,994,300
                                                                                                  ------------

INVESTMENT COMPANIES:                                      6.5%
   Nations Cash Reserves Fund                                                     5,009,291          5,009,291
   One Group Institutional Prime Money Market Fund                               10,005,213         10,005,213
   SSgA Prime Money Market Fund                                                  37,475,775         37,475,775
                                                                                                  ------------
                                                                                                    52,490,279
                                                                                                  ------------

TOTAL INVESTMENT COMPANIES
(COST: $52,490,279)                                                                                 52,490,279
                                                                                                  ------------

TOTAL INVESTMENTS                                         99.8%                                   $812,484,579
(COST: $832,176,022)
NET OTHER ASSETS AND LIABILITIES                           0.2%                                      1,956,098
                                                         -----                                    ------------
TOTAL NET ASSETS                                         100.0%                                   $814,440,677
                                                         =====                                    ============

* Non-income producing

ADR  American Depository Receipt
PLC  Public Limited Company

See accompanying notes to financial statements.

                         CAPITAL APPRECIATION STOCK FUND
                             SCHEDULE OF INVESTMENTS
                                  June 30, 2003
                                   (Unaudited)

                                                          % NET                                     VALUE
                                                         ASSETS                   SHARES          (NOTE 2)
                                                         ------                   ------          --------
COMMON STOCKS:                                            95.3%

CONSUMER DISCRETIONARY                                    11.3%
   Brinker International, Inc. *                                                  243,900       $  8,785,278
   Carnival Corp.                                                                 516,600         16,794,666
   Cox Communications, Inc., Class A *                                            581,800         18,559,420
   Liberty Media Corp., Class A *                                               1,502,500         17,368,900
   Tiffany & Co.                                                                  415,500         13,578,540
                                                                                                ------------
                                                                                                  75,086,804
                                                                                                ------------

CONSUMER STAPLES                                          11.0%
   Coca-Cola Co.                                                                  287,900         13,361,439
   CVS Corp.                                                                      403,300         11,304,499
   Estee Lauder Cos., Inc., Class A                                               347,400         11,648,322
   Kraft Foods, Inc., Class A                                                     331,000         10,774,050
   Procter & Gamble Co.                                                           115,600         10,309,208
   Safeway, Inc. *                                                                281,200          5,753,352
   Wal-Mart Stores, Inc.                                                          177,300          9,515,691
                                                                                                ------------
                                                                                                  72,666,561
                                                                                                ------------

ENERGY                                                     5.2%
   Apache Corp.                                                                   113,085          7,357,310
   ConocoPhillips                                                                 230,700         12,642,360
   Marathon Oil Corp.                                                             159,000          4,189,650
   Weatherford International, Ltd. *                                              250,600         10,500,140
                                                                                                ------------
                                                                                                  34,689,460
                                                                                                ------------

FINANCIALS                                                16.4%
   ACE, Ltd.                                                                      288,000          9,875,520
   American International Group, Inc.                                             185,000         10,208,300
   Bank of New York Co., Inc.                                                     277,700          7,983,875
   Chubb Corp.                                                                    130,000          7,800,000
   Freddie Mac                                                                    200,000         10,154,000
   Goldman Sachs Group, Inc.                                                      102,000          8,542,500
   MetLife, Inc.                                                                  331,000          9,373,920
   U.S. Bancorp                                                                   692,800         16,973,600
   Wells Fargo & Co.                                                              284,300         14,328,720
   XL Capital, Ltd.                                                                74,000          6,142,000
   Zions Bancorp.                                                                 149,200          7,551,012
                                                                                                ------------
                                                                                                 108,933,447
                                                                                                ------------

HEALTH CARE                                               17.2%
   Abbott Laboratories                                                            377,400         16,515,024
   Applera Corp.- Applied Biosystems Group                                        647,200         12,316,216
   Boston Scientific Corp. *                                                      235,500         14,389,050
   Genzyme Corp. *                                                                121,300          5,070,340
   IMS Health, Inc.                                                             1,169,300         21,035,707
   MedImmune, Inc. *                                                              169,900          6,179,263
   Pfizer, Inc.                                                                   821,402         28,050,878
   Schering-Plough Corp.                                                          579,700         10,782,420
                                                                                                ------------
                                                                                                 114,338,898
                                                                                                ------------

INDUSTRIALS                                               10.4%
   Dover Corp.                                                                    455,000         13,631,800
   FedEx Corp.                                                                    214,000         13,274,420
   General Dynamics Corp.                                                          98,200          7,119,500
   General Electric Co.                                                           363,000         10,410,840
   Illinois Tool Works, Inc.                                                      278,000         18,306,300
   Pall Corp.                                                                     283,000          6,367,500
                                                                                                ------------
                                                                                                  69,110,360
                                                                                                ------------

                         CAPITAL APPRECIATION STOCK FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                  June 30, 2003
                                    (Unaudited)

                                                         % NET                                       VALUE
                                                         ASSETS                   SHARES           (NOTE 2)
                                                         ------                   ------           --------
INFORMATION TECHNOLOGY                                    17.1 %
   3Com Corp. *                                                                    354,600       $  1,659,528
   ADC Telecommunications, Inc. *                                                1,120,100          2,607,593
   Altera Corp. *                                                                  411,400          6,746,960
   Autodesk, Inc.                                                                1,263,000         20,410,080
   Cadence Design Systems, Inc. *                                                  648,800          7,824,528
   Celestica, Inc. *                                                               328,900          5,183,464
   Concord EFS, Inc. *                                                             511,900          7,535,168
   Dell Computer Corp. *                                                           156,500          5,001,740
   EMC Corp. *                                                                     593,100          6,209,757
   Keane, Inc. *                                                                   518,800          7,071,244
   KLA-Tencor Corp. *                                                              174,600          8,117,154
   Micron Technology, Inc. *                                                       456,000          5,303,280
   Microsoft Corp.                                                                 483,600         12,384,996
   PeopleSoft, Inc. *                                                              718,200         12,633,138
   Skyworks Solutions, Inc. *                                                      126,254            854,739
   VERITAS Software Corp. *                                                        136,689          3,918,874
                                                                                                 ------------
                                                                                                  113,462,243
                                                                                                 ------------

MATERIALS                                                  2.1 %
   Praxair, Inc.                                                                   120,000          7,212,000
   Rohm and Haas Co.                                                               208,000          6,454,240
                                                                                                 ------------
                                                                                                   13,666,240
                                                                                                 ------------

TELECOMMUNICATION SERVICES                                 2.8 %
   BellSouth Corp.                                                                 319,000          8,494,970
   CenturyTel, Inc.                                                                283,000          9,862,550
                                                                                                 ------------
                                                                                                   18,357,520
                                                                                                 ------------

UTILITIES                                                  1.8 %
   FPL Group, Inc.                                                                 178,100         11,905,985
                                                                                                 ------------

TOTAL COMMON STOCKS
(COST: $616,199,060)                                                                              632,217,518
                                                                                                 ------------

INVESTMENT COMPANIES:                                      9.2 %
   One Group Institutional Prime Money Market Fund                               8,083,649          8,083,649
   SSgA Prime Money Market Fund                                                 22,374,373         22,374,373
   State Street Navigator Securities Lending
        Prime Portfolio (H)                                                     30,120,950         30,120,950
                                                                                                 ------------
                                                                                                   60,578,972
                                                                                                 ------------

TOTAL INVESTMENT COMPANIES
(COST: $60,578,972)                                                                                60,578,972
                                                                                                 ------------

TOTAL INVESTMENTS                                        104.5 %                                 $692,796,490
(COST: $676,778,032)
NET OTHER ASSETS AND LIABILITIES                          (4.5)%                                  (29,619,247)
                                                         -----                                   ------------
TOTAL NET ASSETS                                         100.0 %                                 $663,177,243
                                                         =====                                   ============

* Non-income producing

(H)  Represents collateral held in connection with securities lending.

See accompanying notes to financial statements.

                               MID-CAP STOCK FUND
                             SCHEDULE OF INVESTMENTS
                                  June 30, 2003
                                   (Unaudited)

                                                          % NET                                   VALUE
                                                         ASSETS                 SHARES          (NOTE 2)
                                                         ------                 ------          --------
COMMON STOCKS:                                            94.0%

CONSUMER DISCRETIONARY                                    16.9%
   Belo Corp., Class A                                                           76,000        $ 1,699,360
   Catalina Marketing Corp. *                                                    16,900            298,285
   CEC Entertainment, Inc. *                                                     12,500            461,625
   Darden Restaurants, Inc.                                                      49,600            941,408
   Ethan Allen Interiors, Inc.                                                   65,100          2,288,916
   Guitar Center, Inc. *                                                         12,800            371,200
   Hibbett Sporting Goods, Inc. *                                                27,700            912,438
   Hughes Supply, Inc.                                                            5,000            173,500
   Interpublic Group of Companies, Inc.                                          78,200          1,046,316
   J. Jill Group, Inc. *                                                         41,750            703,070
   Jones Apparel Group, Inc. *                                                   33,000            965,580
   Linens 'N Things, Inc. *                                                      43,400          1,024,674
   Meritage Corp. *                                                               7,700            379,302
   Newell Rubbermaid, Inc.                                                       57,500          1,610,000
   O'Reilly Automotive, Inc. *                                                   25,900            864,801
   Outback Steakhouse, Inc.                                                      25,400            990,600
   Shoe Carnival, Inc. *                                                         14,500            214,020
   Sonic Corp. *                                                                  6,800            172,924
   Spartan Motors, Inc.                                                          28,300            234,041
   Talbots, Inc.                                                                 69,700          2,052,665
   Toys "R" Us, Inc. *                                                           66,100            801,132
   Ultimate Electronics, Inc. *                                                  19,000            243,580
   WCI Communities, Inc. *                                                       30,100            578,823
   Wilsons The Leather Experts, Inc. *                                           43,050            310,390
   Yankee Candle Co., Inc. *                                                      8,300            192,726
                                                                                               -----------
                                                                                                19,531,376
                                                                                               -----------

CONSUMER STAPLES                                           4.5%
   Caseys General Stores, Inc.                                                   12,000            169,680
   Hain Celestial Group, Inc. *                                                 110,600          1,768,494
   McCormick & Co., Inc.                                                         60,500          1,645,600
   NBTY, Inc. *                                                                  17,100            360,126
   Riviana Foods, Inc.                                                           12,200            328,302
   Sensient Technologies Corp.                                                   16,200            372,438
   Universal Corp.                                                               12,800            541,440
                                                                                               -----------
                                                                                                 5,186,080
                                                                                               -----------

ENERGY                                                     6.2%
   Amerada Hess Corp.                                                            13,200            649,176
   BJ Services Co. *                                                             36,800          1,374,848
   CARBO Ceramics, Inc.                                                           5,700            212,325
   Cimarex Energy Co. *                                                           4,400            104,500
   ENSCO International, Inc.                                                     49,800          1,339,620
   Forest Oil Corp. *                                                            33,200            833,984
   Patina Oil & Gas Corp.                                                         9,687            311,437
   Pogo Producing Co.                                                            15,600            666,900
   Smith International, Inc. *                                                   34,600          1,271,204
   St. Mary Land & Exploration Co.                                                8,500            232,050
   Westport Resources Corp. *                                                     9,400            213,850
                                                                                               -----------
                                                                                                 7,209,894
                                                                                               -----------

FINANCIALS                                                21.3%
   Alexandria Real Estate Equities, Inc.                                          7,500            334,878
   American Capital Strategies, Ltd.                                             13,900            346,666
   AMERIGROUP Corp. *                                                            17,500            651,000
   Arden Realty, Inc.                                                            11,900            308,805
   Associated Banc-Corp.                                                         31,584          1,164,818
   Bank of Bermuda, Ltd.                                                         19,970            698,751
   Bear Stearns Co., Inc.                                                        26,000          1,882,920
   Century Bancorp, Inc., Class A                                                 2,500             74,450
   Chelsea Property Group, Inc.                                                   7,000            282,170

                               MID-CAP STOCK FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                  June 30, 2003
                                   (Unaudited)

                                                          % NET                                   VALUE
                                                         ASSETS                 SHARES          (NOTE 2)
                                                         ------                 ------          --------
FINANCIALS (CONTINUED)
   Colonial BancGroup, Inc.                                                      77,700        $ 1,077,699
   Compass Bancshares, Inc.                                                      30,000          1,047,900
   Countrywide Credit Industries, Inc.                                           16,000          1,113,120
   Delphi Financial Group, Inc., Class A                                          9,600            449,280
   Financial Federal Corp. *                                                      7,700            187,880
   FirstMerit Corp.                                                              38,100            870,966
   Getty Realty Corp.                                                            13,500            301,320
   Hibernia Corp., Class A                                                       59,700          1,084,152
   IPC Holdings, Ltd.                                                            18,100            606,350
   Jefferson-Pilot Corp.                                                         31,000          1,285,260
   Maguire Properties, Inc. *                                                    11,300            217,525
   Marshall & Ilsley Corp.                                                       42,600          1,302,708
   Mid-Atlantic Realty Trust                                                     16,400            343,416
   National Commerce Financial Corp.                                             29,500            654,605
   Platinum Underwriters Holdings, Ltd. (Bermuda)                                13,600            369,104
   Principal Financial Group, Inc.                                               37,000          1,193,250
   Protective Life Corp.                                                         44,000          1,177,000
   PS Business Parks, Inc.                                                        9,000            316,455
   Radian Group, Inc.                                                            21,000            769,650
   RAIT Investment Trust                                                         15,400            408,100
   Reckson Assoc. Realty Corp.                                                   11,800            246,148
   Reinsurance Group of America, Inc.                                            21,800            699,780
   RLI Corp.                                                                      7,100            233,590
   SAFECO Corp.                                                                  29,400          1,037,232
   Sky Financial Group, Inc.                                                     17,100            371,412
   SL Green Realty Corp.                                                         11,000            382,374
   TCF Financial Corp.                                                           18,400            733,056
   Universal American Financial Corp. *                                          60,600            386,022
                                                                                               -----------
                                                                                                24,609,812
                                                                                               -----------

HEALTH CARE                                                9.5%
   Amsurg Corp. *                                                                 7,800            237,900
   Apogent Technologies, Inc. *                                                  92,900          1,858,000
   Becton, Dickinson & Co.                                                       38,500          1,495,725
   Biogen, Inc. *                                                                25,800            980,400
   Celgene Corp. *                                                               18,000            547,200
   CorVel Corp. *                                                                 6,350            228,600
   IDEXX Laboratories, Inc. *                                                    58,400          1,966,912
   MAXIMUS, Inc. *                                                               17,600            486,288
   Omnicare, Inc.                                                                64,300          2,172,697
   Orthodontic Centers of America, Inc. *                                        42,900            343,629
   PolyMedica Corp.                                                              15,800            723,482
                                                                                               -----------
                                                                                                11,040,833
                                                                                               -----------

INDUSTRIALS                                               13.2%
   Albany International Corp., Class A                                           10,300            282,220
   Avery Dennison Corp.                                                          18,000            903,600
   Carlisle Cos., Inc.                                                            5,400            227,664
   Curtiss-Wright Corp., Class B                                                  6,400            398,720
   Deswell Industries, Inc. (Hong Kong)                                          25,500            517,370
   Eaton Corp.                                                                   10,000            786,100
   Genesee & Wyoming, Inc., Class A *                                            30,250            622,242
   Granite Construction, Inc.                                                    26,300            503,908
   Ingersoll-Rand Co., Class A                                                   19,000            899,080
   Kadant, Inc. *                                                                19,800            371,250
   Manpower, Inc.                                                                46,000          1,706,140
   Mueller Industries, Inc. *                                                    45,000          1,219,950
   Parker-Hannifin Corp.                                                         27,000          1,133,730
   Quixote Corp.                                                                 17,700            451,881
   R. R. Donnelley & Sons Co.                                                    39,000          1,019,460
   Republic Services, Inc., Class A *                                            70,000          1,586,900
   Simpson Manufacturing Co., Inc. *                                             12,600            461,160
   Teleflex, Inc.                                                                19,000            808,450

                               MID-CAP STOCK FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                  June 30, 2003
                                   (Unaudited)

                                                          % NET                                  VALUE
                                                         ASSETS                 SHARES          (NOTE 2)
                                                         ------                 ------         ----------
INDUSTRIALS (CONTINUED)
   United Stationers, Inc. *                                                     20,900       $    755,953
   USF Corp.                                                                     13,700            369,489
   Werner Enterprises, Inc.                                                      12,700            269,240
                                                                                              ------------
                                                                                                15,294,507
                                                                                              ------------

INFORMATION TECHNOLOGY                                    9.9%
   Andrew Corp. *                                                                65,600            603,520
   ANSYS, Inc. *                                                                 13,400            416,740
   Arrow Electronics, Inc. *                                                     47,700            726,948
   Atmel Corp. *                                                                136,500            345,345
   ATMI, Inc. *                                                                  22,400            559,328
   Black Box Corp.                                                                9,300            336,660
   Cable Design Technologies Corp. *                                             57,250            409,338
   Convergys Corp. *                                                             52,800            844,800
   DuPont Photomasks, Inc. *                                                     22,000            414,260
   ESS Technology, Inc. *                                                        16,100            156,975
   Investment Technology Group, Inc. *                                           12,499            232,481
   LSI Logic Corp. *                                                             71,300            504,804
   Maxtor Corp. *                                                                32,308            242,633
   McDATA Corp., Class B *                                                       61,900            897,550
   Molex, Inc.                                                                   19,600            529,004
   Pericom Semiconductor Corp. *                                                 30,100            279,930
   Reynolds and Reynolds Co., Class A                                            37,100          1,059,576
   SunGard Data Systems, Inc. *                                                  31,900            826,529
   Synopsys, Inc. *                                                              24,500          1,515,325
   Technitrol, Inc.                                                              11,200            168,560
   Varian Semiconductor Equipment, Inc. *                                        13,700            407,712
                                                                                              ------------
                                                                                                11,478,018
                                                                                              ------------

MATERIALS                                                 4.4%
   Aber Diamond Corp. *                                                           7,900            163,775
   Air Products & Chemicals, Inc.                                                20,000            832,000
   Florida Rock Industries, Inc.                                                  4,800            198,144
   Martin Marietta Materials, Inc.                                               53,000          1,781,330
   MeadWestvaco Corp.                                                            46,997          1,160,826
   Meridian Gold, Inc. *                                                         15,200            174,648
   Sigma-Aldrich Corp.                                                           14,000            758,520
                                                                                              ------------
                                                                                                 5,069,243
                                                                                              ------------

TELECOMMUNICATION SERVICES                                0.6%
   CenturyTel, Inc.                                                              21,000            731,850
                                                                                              ------------

UTILITIES                                                 7.5%
   Alliant Energy Corp.                                                          80,000          1,522,400
   Ameren Corp.                                                                  27,000          1,190,700
   Black Hills Corp.                                                              9,200            282,440
   Constellation Energy Group, Inc.                                              49,000          1,680,700
   Peoples Energy Corp.                                                           5,200            223,028
   Pepco Holdings, Inc.                                                          61,000          1,168,760
   PNM Resources, Inc.                                                           23,400            625,950
   WGL Holdings, Inc.                                                            15,000            400,500
   Wisconsin Energy Corp.                                                        56,000          1,624,000
                                                                                              ------------
                                                                                                 8,718,478
                                                                                              ------------

TOTAL COMMON STOCKS
(COST: $101,414,130)                                                                           108,870,091
                                                                                              ------------

                               MID-CAP STOCK FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                  June 30, 2003
                                   (Unaudited)

                                                          % NET                                                          VALUE
                                                         ASSETS                                        SHARES           (NOTE 2)
                                                         ------                                        ------           --------
INVESTMENT COMPANIES:                                     14.5%
   Nations Cash Reserves Fund                                                                         1,000,867        $ 1,000,867
   SSgA Prime Money Market Fund                                                                       5,746,696          5,746,696
   State Street Navigator Securities Lending
        Prime Portfolio (H)                                                                          10,082,810         10,082,810
                                                                                                                       -----------
                                                                                                                        16,830,373
                                                                                                                       -----------

TOTAL INVESTMENT COMPANIES
(COST: $16,830,373)                                                                                                     16,830,373
                                                                                                                       -----------

                                                                                       MATURITY           PAR
                                                                                         DATE            AMOUNT
                                                                                         ----            ------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS:                    0.2 %

   Federal Home Loan Bank, Zero Coupon                                                 10/20/03         $200,000           199,445
                                                                                                                      ------------

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(COST: $199,445)                                                                                                           199,445
                                                                                                                      ------------

CERTIFICATE OF DEPOSIT:                                    0.7 %
   State Street Eurodollar                                                                               750,000           750,000
                                                                                                                      ------------

TOTAL CERTIFICATE OF DEPOSIT
(COST: $750,000)                                                                                                           750,000
                                                                                                                      ------------

TOTAL INVESTMENTS                                        109.4 %                                                      $126,649,909
(COST: $119,193,948)
NET OTHER ASSETS AND LIABILITIES                          (9.4)%                                                       (10,835,551)
                                                         -----                                                        ------------
TOTAL NET ASSETS                                         100.0 %                                                      $115,814,358
                                                         =====                                                        ============

* Non-income producing

(H)  Represents collateral held in connection with securities lending.

See accompanying notes to financial statements.

                           MULTI-CAP GROWTH STOCK FUND
                             SCHEDULE OF INVESTMENTS
                                  June 30, 2003
                                   (Unaudited)

                                                          % NET                                   VALUE
                                                         ASSETS                  SHARES         (NOTE 2)
                                                         ------                  ------         --------
COMMON STOCKS:                                            95.6%

CONSUMER DISCRETIONARY                                     7.1%
   AutoZone, Inc. *                                                              11,600        $   881,252
   Clear Channel Communications, Inc. *                                          50,490          2,140,271
   Cumulus Media, Inc., Class A *                                                21,570            408,320
   Hollywood Entertainment Corp. *                                               51,930            893,196
   International Game Technology *                                               10,200          1,043,766
   Leapfrog Enterprises, Inc. *                                                   7,640            243,028
   Mattel, Inc.                                                                  50,000            946,000
   NIKE, Inc., Class B                                                           16,200            866,538
   Pacific Sunwear of California, Inc. *                                         13,200            317,988
   Quiksilver, Inc. *                                                             1,540             25,395
   Ryanair Holdings PLC, ADR *                                                   18,200            817,180
   Scientific Games Corp., Class A *                                             46,480            436,912
   TJX Companies, Inc.                                                           99,000          1,865,160
                                                                                               -----------
                                                                                                10,885,006
                                                                                               -----------

CONSUMER SERVICES                                         14.0%
   Administaff, Inc. *                                                           22,540            232,162
   Apollo Group, Inc., Class A *                                                112,100          6,923,296
   Career Education Corp. *                                                       6,420            439,257
   CNF, Inc.                                                                     13,780            349,736
   InterActiveCorp. *                                                           143,700          5,686,209
   Lamar Advertising Co. *                                                       33,200          1,168,972
   Omnicom Group, Inc.                                                           92,700          6,646,590
                                                                                               -----------
                                                                                                21,446,222
                                                                                               -----------

CONSUMER STAPLES                                           0.5%
   Panera Bread Co., Class A *                                                    7,750            310,000
   Smithfield Foods, Inc. *                                                      17,200            394,224
                                                                                               -----------
                                                                                                   704,224
                                                                                               -----------

ENERGY                                                     1.7%
   Chesapeake Energy Corp.                                                       45,540            459,954
   EOG Resources, Inc.                                                           22,600            945,584
   XTO Energy, Inc.                                                              62,240          1,251,646
                                                                                               -----------
                                                                                                 2,657,184
                                                                                               -----------

FINANCIALS                                                11.1%
   American International Group, Inc.                                            86,331          4,763,745
   AMERIGROUP Corp. *                                                             9,180            341,496
   Arch Capital Group, Ltd. *                                                    11,890            412,940
   Brown & Brown, Inc.                                                           13,950            453,375
   Citigroup, Inc.                                                              148,194          6,342,703
   Countrywide Credit Industries, Inc.                                           51,500          3,582,855
   Legg Mason, Inc.                                                              13,500            876,825
   Providian Financial Corp. *                                                   31,820            294,653
                                                                                               -----------
                                                                                                17,068,592
                                                                                               -----------

HEALTH CARE                                               28.1%
   Abbott Laboratories                                                           76,300          3,338,888
   Abgenix, Inc. *                                                               27,310            286,482
   AmerisourceBergen Corp.                                                       14,100            977,835
   Amsurg Corp. *                                                                10,690            326,045
   Anthem, Inc. *                                                                11,200            864,080
   AstraZeneca PLC, ADR                                                         122,500          4,994,325
   Cardinal Health, Inc.                                                         38,700          2,488,410
   Cephalon, Inc. *                                                               7,600            312,816
   CV Therapeutics, Inc. *                                                        7,490            222,153
   Digene Corp. *                                                                 8,200            223,286
   Edwards Lifesciences Corp. *                                                  10,010            321,721

                           MULTI-CAP GROWTH STOCK FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                  June 30, 2003
                                   (Unaudited)

                                                          % NET                                   VALUE
                                                         ASSETS                  SHARES         (NOTE 2)
                                                         ------                  ------         --------
HEALTH CARE (CONTINUED)
   Eli Lilly & Co.                                                               88,680        $ 6,116,260
   Guidant Corp.                                                                103,500          4,594,365
   Health Management Associates, Inc.                                            47,700            880,065
   Human Genome Sciences, Inc. *                                                 16,810            213,823
   INAMED Corp. *                                                                 8,900            477,841
   McKesson Corp.                                                                16,100            575,414
   Medicines Co. *                                                               12,440            244,944
   Millennium Pharmaceuticals, Inc. *                                            49,340            776,118
   NPS Pharmaceuticals, Inc. *                                                   12,400            301,816
   OSI Pharmaceuticals, Inc. *                                                    7,450            239,965
   Osteotech, Inc. *                                                             31,800            432,162
   Schering-Plough Corp.                                                        318,600          5,925,960
   VCA Antech, Inc. *                                                            21,570            422,125
   Waters Corp. *                                                                38,400          1,118,592
   Watson Pharmaceuticals, Inc. *                                                26,500          1,069,805
   WellPoint Health Networks, Inc. *                                             63,850          5,382,555
                                                                                               -----------
                                                                                                43,127,851
                                                                                               -----------

INDUSTRIALS                                                1.0%
   ASE Test, Ltd. *                                                              73,020            401,610
   Bunge, Ltd.                                                                   15,920            455,312
   PACCAR, Inc.                                                                   9,800            662,088
                                                                                               -----------
                                                                                                 1,519,010
                                                                                               -----------

INFORMATION TECHNOLOGY                                    27.9%
   Analog Devices, Inc. *                                                        57,500          2,002,150
   Applied Materials, Inc. *                                                    244,300          3,874,598
   Business Objects S.A., ADR *                                                   5,710            125,334
   CheckFree Corp. *                                                             20,810            579,350
   DALSA Corp. *                                                                 28,930            343,554
   Dell Computer Corp. *                                                        228,520          7,303,499
   DSP Group, Inc.                                                               14,370            309,386
   eBay, Inc. *                                                                  39,200          4,083,856
   eResearch Technology, Inc. *                                                   5,110            113,238
   First Data Corp.                                                             176,040          7,295,098
   Hyperion Solutions Corp. *                                                    14,620            493,571
   Lexar Media, Inc. *                                                           49,100            468,414
   McDATA Corp., Class A *                                                       24,100            353,547
   MEMC Electronic Materials, Inc. *                                             47,330            463,834
   Microsoft Corp.                                                              232,200          5,946,642
   Nam Tai Electronics, Inc.                                                      9,430            399,832
   Network Appliance, Inc. *                                                     43,900            711,619
   PeopleSoft, Inc. *                                                            57,300          1,007,907
   Pericom Semiconductor Corp. *                                                 26,600            247,380
   Red Hat, Inc. *                                                               85,840            649,809
   Siebel Systems, Inc. *                                                        53,100            506,574
   Symantec Corp. *                                                              18,400            807,024
   VeriSign, Inc. *                                                              91,240          1,261,849
   Western Digital Corp. *                                                       24,970            257,191
   Yahoo!, Inc. *                                                                98,800          3,236,688
                                                                                               -----------
                                                                                                42,841,944
                                                                                               -----------

TELECOMMUNICATIONS                                         3.4%
   American Tower Corp., Class A *                                              112,160            992,616
   Crown Castle International Corp. *                                            53,980            419,425
   EchoStar Communications Corp., Class A *                                      59,960          2,075,815
   Nextel Communications, Inc., Class A *                                        54,100            978,128
   Univision Communications, Inc., Class A *                                     22,100            671,840
                                                                                               -----------
                                                                                                 5,137,824
                                                                                               -----------

TRANSPORTATION                                             0.8%
   JetBlue Airways Corp. *                                                       27,655          1,169,530
                                                                                               -----------

                           MULTI-CAP GROWTH STOCK FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                  June 30, 2003
                                   (Unaudited)

                                                          % NET                                                           VALUE
                                                         ASSETS                                        SHARES           (NOTE 2)
                                                         ------                                        ------           --------
TOTAL COMMON STOCKS
(COST: $127,458,924)                                                                                                  $146,557,387
                                                                                                                      ------------

INVESTMENT COMPANIES:                                     15.4 %
   iShares Russell 2000 Growth Index Fund (ETF)                                                          10,700            505,575
   SSgA Prime Money Market Fund                                                                       6,683,496          6,683,496
   State Street Navigator Securities Lending
        Prime Portfolio (H)                                                                          16,487,575         16,487,575
                                                                                                                      ------------
                                                                                                                        23,676,646
                                                                                                                      ------------

TOTAL INVESTMENT COMPANIES
(COST: $23,681,231)                                                                                                     23,676,646
                                                                                                                      ------------

TOTAL INVESTMENTS                                        111.0 %                                                      $170,234,033
(COST: $151,140,155)
NET OTHER ASSETS AND LIABILITIES                         (11.0)%                                                       (16,924,082)
                                                         -----                                                        ------------
TOTAL NET ASSETS                                         100.0 %                                                      $153,309,951
                                                         =====                                                        ============

* Non-income producing

(H)  Represents collateral held in connection with securities lending.

ADR  American Depository Receipt

ETF  Exchange Traded Fund

PLC  Public Limited Company

See accompanying notes to financial statements.

                             GLOBAL SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                                  June 30, 2003
                                   (Unaudited)

                                                          % NET                                                            VALUE
                                                          ASSETS                                         SHARES           (NOTE 2)
                                                          ------                                         ------           --------
COMMON STOCKS:                                            92.4%

AUSTRALIA                                                  0.5%
   Australia and New Zealand Bank Group, Ltd.                                                             4,971           $ 62,116
                                                                                                                          --------
BERMUDA                                                    0.9%
   ACE, Ltd.                                                                                              3,437            117,855
                                                                                                                          --------
BRAZIL                                                     1.6%
   Companhia De Bebidas, ADR                                                                              3,983             81,054
   Embraer Aircraft Corp., ADR                                                                            6,580            125,678
                                                                                                                          --------
                                                                                                                           206,732
                                                                                                                          --------
CANADA                                                     2.5%
   Bombardier, Inc.                                                                                       9,600             32,360
   Encana Corp.                                                                                           2,460             93,809
   Husky Energy, Inc.                                                                                     9,400            121,335
   Manulife Financial Corp.                                                                               2,647             74,563
                                                                                                                          --------
                                                                                                                           322,067
                                                                                                                          --------
FINLAND                                                    0.5%
   Nokia Oyj, ADR                                                                                         3,500             57,505
                                                                                                                          --------
FRANCE                                                     7.4%
   Alcatel S.A.                                                                                           7,130             64,380
   Aventis S.A.                                                                                           1,920            105,808
   Carrefour S.A.                                                                                         1,230             60,384
   Essilor International S.A.                                                                             1,130             45,596
   France Telecom S.A.                                                                                    2,740             67,320
   JC Decaux S.A. *                                                                                       3,000             37,613
   Sanofi-Synthelabo S.A.                                                                                 4,235            248,437
   Societe BIC S.A.                                                                                       1,715             66,874
   Societe Generale                                                                                       2,820            179,053
   Total S.A., Series B                                                                                     390             59,036
                                                                                                                          --------
                                                                                                                           934,501
                                                                                                                          --------
GERMANY                                                    1.3%
   Allianz AG Holdings NPV                                                                                1,549            128,962
   MLP AG                                                                                                 2,397             35,843
                                                                                                                          --------
                                                                                                                           164,805
                                                                                                                          --------
HONG KONG                                                  2.0%
   Hong Kong and China Gas Co., Ltd.                                                                     56,200             70,988
   Hutchison Whampoa, Ltd.                                                                               10,000             60,912
   Television Broadcasts, Ltd.                                                                           33,216            118,626
                                                                                                                          --------
                                                                                                                           250,526
                                                                                                                          --------
INDIA                                                      2.8%
   Hindustan Lever, Ltd.                                                                                 30,300            116,656
   ICICI Bank, Ltd.                                                                                      11,925             86,695
   Infosys Technologies, Ltd.                                                                             1,300             91,571
   Zee Telefilms, Ltd.                                                                                   34,000             64,662
                                                                                                                          --------
                                                                                                                           359,584
                                                                                                                          --------
ISRAEL                                                     0.5%
   Teva Pharmaceutical Industries, Ltd., ADR                                                              1,200             68,316
                                                                                                                          --------
ITALY                                                      0.4%
   ENI SpA                                                                                                3,600             54,536
                                                                                                                          --------

                             GLOBAL SECURITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                  June 30, 2003
                                   (Unaudited)

                                                          % NET                                                           VALUE
                                                          ASSETS                                         SHARES          (NOTE 2)
                                                          ------                                         ------          --------
JAPAN                                                      8.9%
   7-Eleven Japan Co., Ltd.                                                                               2,000         $   49,894
   Canon, Inc.                                                                                            1,000             45,972
   Credit Saison Co., Ltd.                                                                                3,500             57,499
   Eisai Co., Ltd.                                                                                        3,000             61,825
   KDDI Corp.                                                                                                98            380,209
   Keyence Corp.                                                                                            200             36,711
   Murata Manufacturing Co., Ltd.                                                                         1,600             63,010
   Sharp Corp.                                                                                           12,000            154,286
   Shionogi & Co., Ltd.                                                                                   3,000             40,724
   Shiseido Co., Ltd.                                                                                     5,000             48,684
   Takeda Chemical Industries, Ltd.                                                                       1,600             59,138
   Trend Micro, Inc. *                                                                                    3,500             54,462
   Yahoo Japan Corp. *                                                                                        5             81,348
                                                                                                                        ----------
                                                                                                                         1,133,762
                                                                                                                        ----------
MEXICO                                                     1.9%
   Fomento Economico Mexicano, S.A. de C.V.                                                              20,100             82,712
   Grupo Modelo, S.A. de C.V.                                                                            27,100             61,724
   Grupo Televisa, S.A. de C.V., ADR *                                                                    2,873             99,118
                                                                                                                        ----------
                                                                                                                           243,554
                                                                                                                        ----------
NETHERLANDS                                                3.5%
   ABN AMRO Holding N.V.                                                                                 10,000            191,517
   Aegon N.V.                                                                                            11,400            114,344
   Qiagen N.V. *                                                                                          5,900             49,880
   Wolters Kluwer CVA                                                                                     7,382             89,157
                                                                                                                        ----------
                                                                                                                           444,898
                                                                                                                        ----------
NORWAY                                                     0.7%
   Tandberg ASA *                                                                                        16,300             84,509
                                                                                                                        ----------
SINGAPORE                                                  0.8%
   Singapore Press Holdings, Ltd.                                                                        10,155            105,544
                                                                                                                        ----------
SOUTH KOREA                                                1.7%
   Samsung Electronics Co., Ltd.                                                                            430            127,794
   SK Telecom Co., Ltd., ADR                                                                              4,500             84,870
                                                                                                                        ----------
                                                                                                                           212,664
                                                                                                                        ----------
SPAIN                                                      0.5%
   Amadeus Global Travel Distribution S.A.                                                               10,067             57,782
                                                                                                                        ----------
SWEDEN                                                     1.0%
   Telefonaktiebolaget LM Ericsson *                                                                    117,600            126,496
                                                                                                                        ----------
SWITZERLAND                                                0.9%
   Novartis AG                                                                                            2,712            107,549
                                                                                                                        ----------
UNITED KINGDOM                                            11.2%
   Amersham PLC                                                                                           5,760             43,295
   Boots Group PLC                                                                                        7,151             76,652
   BP PLC, ADR                                                                                            2,988            125,556
   Cadbury Schweppes PLC                                                                                 10,132             59,955
   Diageo PLC                                                                                             2,900             31,013
   Dixons Group PLC                                                                                      60,170            131,281
   Pearson PLC                                                                                            9,870             92,338
   Reckitt Benckiser PLC                                                                                 11,590            213,027
   Reed Elsevier PLC                                                                                     14,124            117,720
   Rentokil Initial PLC                                                                                  21,087             65,963
   Royal Bank of Scotland Group PLC                                                                       6,437            180,875

                             GLOBAL SECURITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                  June 30, 2003
                                   (Unaudited)

                                                          % NET                                                           VALUE
                                                          ASSETS                                        SHARES           (NOTE 2)
                                                          ------                                        ------           --------
UNITED KINGDOM (CONTINUED)
   Smith & Nephew PLC                                                                                     9,420         $   54,224
   Vodafone Group PLC                                                                                   117,390            229,930
                                                                                                                        ----------
                                                                                                                         1,421,829
                                                                                                                        ----------
UNITED STATES                                             40.9%
   Advanced Micro Devices, Inc. *                                                                        11,700             74,997
   Affymetrix, Inc. *                                                                                     2,800             55,188
   Amdocs, Ltd. *                                                                                         2,900             69,600
   American Express Co.                                                                                   2,970            124,176
   Amgen, Inc. *                                                                                          1,950            129,558
   Applera Corp.- Applied Biosystems Group                                                                3,500             66,605
   Bank One Corp.                                                                                         6,629            246,466
   Berkshire Hathaway, Inc., Class B *                                                                       55            133,650
   Boeing Co.                                                                                             2,000             68,640
   Broadcom Corp., Class A *                                                                              2,500             62,275
   Burlington Resources, Inc.                                                                             1,100             59,477
   Cadence Design Systems, Inc. *                                                                        27,071            326,476
   Charles Schwab Corp.                                                                                   6,400             64,576
   ChevronTexaco Corp.                                                                                    1,608            116,098
   Circuit City Stores-Circuit Group                                                                      9,000             79,200
   Citigroup, Inc.                                                                                        1,270             54,356
   Electronic Arts, Inc *                                                                                   952             70,438
   Fannie Mae                                                                                               810             54,626
   Gap, Inc.                                                                                              3,700             69,412
   Gilead Sciences, Inc. *                                                                                2,480            137,838
   Gillette Co.                                                                                           3,600            114,696
   Human Genome Sciences, Inc. *                                                                          2,100             26,712
   IDEC Pharmaceuticals Corp. *                                                                           1,200             40,800
   IMS Health, Inc.                                                                                       3,700             66,563
   International Business Machine Corp.                                                                     773             63,773
   International Flavours & Fragrances, Inc.                                                              3,682            117,566
   International Game Technology *                                                                        1,050            107,447
   JDS Uniphase Corp. *                                                                                  31,900            111,969
   Johnson & Johnson                                                                                      2,317            119,789
   Lockheed Martin Corp.                                                                                  1,600             76,112
   MBNA Corp.                                                                                             2,900             60,436
   Millennium Pharmaceuticals, Inc. *                                                                     2,000             31,460
   Mylan Laboratories, Inc.                                                                               2,000             69,540
   National Semiconductor Corp. *                                                                         7,600            149,872
   Network Appliance, Inc. *                                                                              1,800             29,178
   Northern Trust Corp.                                                                                     800             33,432
   Northrop Grumman Corp.                                                                                   900             77,661
   Novellus Systems, Inc. *                                                                               1,700             62,256
   NVIDIA Corp. *                                                                                         1,200             27,612
   Oxford Health Plans, Inc. *                                                                            1,600             67,248
   Panera Bread Co., Class A *                                                                              900             36,000
   Pfizer, Inc.                                                                                           3,660            124,989
   QUALCOMM, Inc.                                                                                         7,400            264,550
   Quest Diagnostics, Inc. *                                                                              1,900            121,220
   RadioShack Corp.                                                                                       2,300             60,513
   Raytheon Co.                                                                                           4,100            134,644
   SanDisk Corp. *                                                                                          900             36,315
   Schering-Plough Corp.                                                                                  3,000             55,800
   Scientific-Atlanta, Inc.                                                                               5,350            127,544
   Sirius Satellite Radio, Inc. *                                                                       155,766            263,245
   Starbucks Corp. *                                                                                      2,300             56,396
   Sybase, Inc. *                                                                                         3,854             53,609
   Symantec Corp. *                                                                                         400             17,544
   Synopsys, Inc. *                                                                                       2,127            131,555
   VERITAS Software Corp. *                                                                               1,100             31,537
   Wachovia Corp.                                                                                         4,219            168,591
                                                                                                                        ----------
                                                                                                                         5,201,826
                                                                                                                        ----------

                             GLOBAL SECURITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                  June 30, 2003
                                   (Unaudited)

                                                          % NET                                                          VALUE
                                                          ASSETS                                        SHARES          (NOTE 2)
                                                          ------                                        ------          --------
TOTAL COMMON STOCKS
(COST: $11,662,844)                                                                                                    $11,738,956
                                                                                                                       -----------
PREFERRED STOCKS:                                          3.2%

BRAZIL                                                     0.8%
   Tele Norte Leste Participacoes S.A.                                                                8,240,189             95,384
                                                                                                                       -----------
GERMANY                                                    2.4%
   Fresenius AG                                                                                           1,666             78,856
   Porsche AG                                                                                               536            227,501
                                                                                                                       -----------
                                                                                                                           306,357
                                                                                                                       -----------
TOTAL PREFERRED STOCKS
(COST: $444,008)                                                                                                           401,741
                                                                                                                       -----------

                                                                        COUPON         MATURITY          PAR
                                                                         RATE            DATE           AMOUNT
                                                                         ----            ----           ------
CONVERTIBLE BONDS:                                         0.2%

UNITED STATES                                              0.2%
   Nektar Therapeutics (C)                                              3.000%         06/30/10         $25,000             25,000
                                                                                                                            ------
TOTAL CONVERTIBLE BONDS
(COST: $25,000)                                                                                                             25,000
                                                                                                                            ------

                                                                                                       SHARES
                                                                                                       ------
INVESTMENT COMPANY:                                        9.6%

UNITED STATES
   State Street Navigator Securities Lending
      Prime Portfolio (H)                                                                             1,225,224          1,225,224
                                                                                                                       -----------
TOTAL INVESTMENT COMPANY
(COST: $1,225,224)                                                                                                       1,225,224
                                                                                                                       -----------
TOTAL INVESTMENTS                                        105.4%                                                        $13,390,921
(COST: $13,357,076)
NET OTHER ASSETS AND LIABILITIES                          (5.4)%                                                          (681,993)
                                                         -----                                                         -----------
TOTAL NET ASSETS                                         100.0%                                                        $12,708,928
                                                         =====                                                         ===========

* Non-income producing

(C) Restricted security sold within the terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(H)      Represents collateral held in connection with securities lending.

ADR      American Depository Receipt

PLC      Public Limited Company

See accompanying notes to financial statements.

                             GLOBAL SECURITIES FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                  June 30, 2003
                                   (Unaudited)

OTHER INFORMATION:

Industry Categories as a Percentage of Net Assets:         % of Net Assets
                                                           ---------------
   Drugs & Health Care                                          12.3%
   Telecommunications                                            8.9%
   Banks                                                         5.6%
   Financial Services                                            5.6%
   Oil & Gas                                                     5.0%
   Computer Software/Services                                    4.8%
   Electronics                                                   4.7%
   Insurance                                                     4.5%
   Net Other Assets and Liabilities                              4.2%
   Retail                                                        4.1%
   Aerospace                                                     4.1%
   Telephone                                                     3.7%
   Communication Services                                        3.7%
   Medical Products/Supplies                                     3.3%
   Cosmetics & Toiletries                                        3.0%
   Food & Beverages                                              2.5%
   Publishing                                                    2.3%
   Computers & Business Equipment                                2.0%
   Semiconductors                                                1.9%
   Finance & Banking                                             1.9%
   Automobiles                                                   1.8%
   Business Services                                             1.4%
   Media-TV/Radio/Cable                                          1.4%
   Software                                                      1.4%
   Medical Services                                              1.0%
   Chemicals                                                     0.9%
   Household Products                                            0.9%
   Entertainment                                                 0.8%
   Hotels & Restaurants                                          0.7%
   Gas & Pipeline Utilities                                      0.6%
   Manufacturing                                                 0.5%
   Transportation                                                0.5%
                                                               -----
                                                               100.0%
                                                               =====

                            INTERNATIONAL STOCK FUND
                             SCHEDULE OF INVESTMENTS
                                  June 30, 2003
                                   (Unaudited)

                                                          % NET                                                           VALUE
                                                          ASSETS                                         SHARES          (NOTE 2)
                                                          ------                                         ------          --------
COMMON STOCKS:                                            95.5%

ARGENTINA                                                  0.2%
   Tenaris S.A., ADR                                                                                      1,678        $    42,789
                                                                                                                       -----------
AUSTRALIA                                                  2.0%
   BHP, Ltd.                                                                                             65,722            381,275
   John Fairfax Holdings, Ltd.                                                                           22,500             43,510
   Macquarie Infrastructure Group                                                                        29,600             71,351
   TABCORP Holdings, Ltd.                                                                                 8,900             64,360
                                                                                                                       -----------
                                                                                                                           560,496
                                                                                                                       -----------
AUSTRIA                                                    0.2%
   Erste Bank der oesterreichischen Sparkassen AG                                                           740             65,499
                                                                                                                       -----------
BELGIUM                                                    1.0%
   Ackermans & van Haaren N.V.                                                                            2,000             37,958
   Fortis Group                                                                                          12,300            213,919
   Solvus S.A.                                                                                            3,818             30,083
   Solvus S.A. Strip VVPR                                                                                   218                  3
                                                                                                                       -----------
                                                                                                                           281,963
                                                                                                                       -----------
BRAZIL                                                     1.6%
   Banco Itau S.A., ADR                                                                                   2,191             74,275
   Brasil Telecom Participacoes S.A., ADR                                                                   800             29,960
   Brasileira Distribuicao Pao de Acucar, ADR                                                             1,820             27,919
   Companhia De Bebidas, ADR                                                                              3,020             61,457
   Companhia Vale do Rio Doce, ADR                                                                        2,250             66,735
   Copel, ADR                                                                                            12,700             38,100
   Embraer Aircraft Corp., ADR                                                                            3,400             64,940
   Souza Cruz S.A.                                                                                        7,800             64,375
                                                                                                                       -----------
                                                                                                                           427,761
                                                                                                                       -----------
CHILE                                                      0.3%
   AFP Provida, ADR                                                                                       3,950             94,918
                                                                                                                       -----------
CHINA                                                      0.7%
   Beijing Capital Land, Ltd., Class H *                                                                 21,000              3,905
   China Mobile HK, Ltd., ADR                                                                             6,200             72,974
   CNOOC, Ltd., ADR                                                                                       3,590            106,623
   Sinotrans, Ltd. *                                                                                     25,000              7,053
                                                                                                                       -----------
                                                                                                                           190,555
                                                                                                                       -----------
CROATIA                                                    0.3%
   Pliva d.d., GDR (C)                                                                                    6,000             83,048
                                                                                                                       -----------
DENMARK                                                    0.9%
   ISS A/S                                                                                                1,000             35,756
   Novo Nordisk A/S                                                                                       6,200            217,371
                                                                                                                       -----------
                                                                                                                           253,127
                                                                                                                       -----------
EGYPT                                                      0.3%
   Commercial International Bank of Egypt                                                                 5,700             34,827
   Egypt Mobile Telecom                                                                                   5,804             51,755
                                                                                                                       -----------
                                                                                                                            86,582
                                                                                                                       -----------

                            INTERNATIONAL STOCK FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                  June 30, 2003
                                   (Unaudited)

                                                          % NET                                                          VALUE
                                                          ASSETS                                        SHARES          (NOTE 2)
                                                          ------                                        ------          --------
FINLAND                                                    2.5%
   Amer Group, Ltd.                                                                                       2,800        $    85,735
   Nokia Oyj                                                                                             28,900            476,693
   Samp Leonia Insurance                                                                                  6,800             49,981
   TietoEnator Oyj                                                                                        2,500             42,157
   Vaisala Oyj                                                                                            2,100             42,513
                                                                                                                       -----------
                                                                                                                           697,079
                                                                                                                       -----------
FRANCE                                                     6.9%
   BNP Paribas                                                                                            5,180            263,655
   Carbone-Lorraine S.A.                                                                                  1,700             46,246
   Carrefour S.A.                                                                                         3,450            169,370
   Credit Agricole S.A.                                                                                   8,600            163,715
   Euronext N.V.                                                                                          2,600             64,568
   GrandVision S.A.                                                                                       2,800             57,973
   Lagardere S.C.A.                                                                                       4,870            212,025
   Neopost S.A. *                                                                                         2,100             89,374
   Schneider Electric S.A.                                                                                3,300            155,401
   Societe BIC S.A.                                                                                       2,100             81,886
   Total S.A., Series B                                                                                   3,780            572,190
   Union Financiere de France Banque S.A.                                                                 1,000             25,305
                                                                                                                       -----------
                                                                                                                         1,901,708
                                                                                                                       -----------
GERMANY                                                    1.9%
   Bayerische Motoren Werke (BMW) AG                                                                      2,700            104,040
   Deutsche Telekom AG                                                                                    5,900             90,192
   Medion AG                                                                                              1,000             43,549
   Puma AG                                                                                                  400             39,799
   Siemens AG NPV                                                                                         2,900            142,502
   Stada Arzneimittel AG                                                                                  1,100             70,096
   Techem AG *                                                                                            2,200             27,153
                                                                                                                       -----------
                                                                                                                           517,331
                                                                                                                       -----------
GREECE                                                     0.2%
   Greek Organization of Football Prognostics                                                             4,340             44,330
   Vodafone Panafon S.A.                                                                                  2,550             17,012
                                                                                                                       -----------
                                                                                                                            61,342
                                                                                                                       -----------
HONG KONG                                                  1.7%
   CLP Holdings, Ltd.                                                                                    37,500            163,020
   Esprit Asia Holdings, Ltd.                                                                            40,545             99,307
   Hong Kong and China Gas Co., Ltd.                                                                     68,000             85,892
   Tingyi Holdings Corp.                                                                                186,000             34,108
   Yue Yuen Industrial Holdings, Ltd.                                                                    27,000             69,074
                                                                                                                       -----------
                                                                                                                           451,401
                                                                                                                       -----------
HUNGARY                                                    0.5%
   EGIS Rt.                                                                                                 840             28,647
   Gedeon Richter Rt.                                                                                     1,420            100,255
                                                                                                                       -----------
                                                                                                                           128,902
                                                                                                                       -----------
INDIA                                                      1.3%
   Hindalco Industries, Ltd., GDR (C)                                                                     2,900             46,489
   Hindustan Lever, Ltd.                                                                                  9,800             37,730
   Punjab National Bank, Ltd. *                                                                           2,400              8,031
   Reliance Industries, Ltd. (C)                                                                          5,570             77,815
   Satyam Computer Services                                                                              13,800             57,269
   State Bank of India, GDR (C)                                                                           7,700            127,323
                                                                                                                       -----------
                                                                                                                           354,657
                                                                                                                       -----------

                            INTERNATIONAL STOCK FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                  June 30, 2003
                                   (Unaudited)

                                                          % NET                                                          VALUE
                                                          ASSETS                                         SHARES         (NOTE 2)
                                                          ------                                         ------         --------
INDONESIA                                                  0.8%
   HM Sampoerna Tbk PT                                                                                  188,500        $    94,821
   PT Bank Mandiri *                                                                                    194,000             15,873
   Telekomunikasi Indonesia                                                                              28,000             15,697
   Telekomunikasi Indonesia, ADR                                                                          7,000             78,400
                                                                                                                       -----------
                                                                                                                           204,791
                                                                                                                       -----------
IRELAND                                                    3.1%
   Allied Irish Banks PLC IE                                                                              9,748            146,774
   Allied Irish Banks PLC GB                                                                              3,000             44,894
   Anglo Irish Bank Corp.                                                                                 7,855             69,571
   Bank of Ireland                                                                                        3,500             42,312
   Bank of Ireland - Ord                                                                                 20,800            252,411
   CRH PLC IE                                                                                            10,968            172,208
   CRH PLC GB                                                                                             2,700             42,579
   DCC PLC                                                                                                4,800             64,598
   Uts Waterford Wedgwood                                                                                83,321             23,001
                                                                                                                       -----------
                                                                                                                           858,348
                                                                                                                       -----------
ISRAEL                                                     0.4%
   Bank Hapoalim, Ltd. *                                                                                 24,800             52,639
   Koor Industries, Ltd. *                                                                                2,371             49,281
                                                                                                                       -----------
                                                                                                                           101,920
                                                                                                                       -----------
ITALY                                                      5.0%
   Alleanza Assicurazioni SpA                                                                            17,750            169,052
   Davide Campari-Milano SpA                                                                              1,700             65,213
   ENI SpA                                                                                               20,200            306,006
   Interpump Group SpA                                                                                   15,400             62,530
   Natuzzi SpA, ADR                                                                                       3,800             30,476
   Snam Rete Gas SpA                                                                                     44,500            175,057
   Telecom Italia SpA                                                                                    60,600            549,277
                                                                                                                       -----------
                                                                                                                         1,357,611
                                                                                                                       -----------
JAPAN                                                     10.5%
   ACOM Co., Ltd.                                                                                         4,700            170,189
   Belluna Co., Ltd.                                                                                      1,200             49,059
   Canon, Inc.                                                                                            8,000            367,778
   Daito Trust Construction Co., Ltd.                                                                     2,000             42,134
   East Japan Railway Co.                                                                                    43            191,581
   Fanuc, Ltd.                                                                                            2,300            114,180
   Hisamitsu Pharmaceutical Co., Inc.                                                                     3,000             33,290
   Honda Motor Co., Ltd.                                                                                  2,000             75,925
   Kao Corp.                                                                                             13,000            242,418
   KOSE Corp.                                                                                             1,100             35,977
   Nippon Ceramic Co., Ltd.                                                                               2,000             19,156
   Nissan Motor Co., Ltd.                                                                                50,000            478,912
   Nissin Kogyo Co., Ltd.                                                                                 2,300             45,768
   NTT DoCoMo, Inc.                                                                                         170            368,779
   Sammy Corp.                                                                                            1,700             46,097
   Secom Techno Service Co., Ltd.                                                                         1,000             20,775
   Suruga Bank, Ltd.                                                                                      7,000             40,357
   Takeda Chemical Industries, Ltd.                                                                       8,800            325,260
   Tokyo Gas Co., Ltd.                                                                                   45,000            129,532
   USS Co., Ltd.                                                                                          1,150             58,337
   Yoshinoya D&C Co., Ltd.                                                                                   18             27,934
                                                                                                                       -----------
                                                                                                                         2,883,438
                                                                                                                       -----------

                            INTERNATIONAL STOCK FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                  June 30, 2003
                                   (Unaudited)

                                                          % NET                                                          VALUE
                                                          ASSETS                                         SHARES         (NOTE 2)
                                                          ------                                         ------         --------
MEXICO                                                     1.7%
   America Telecom, S.A. de C.V., Series A1 *                                                            53,600        $    50,268
   Carso Global Telecom, Series A1 *                                                                     18,900             24,020
   Cemex S.A., ADR                                                                                        1,880             41,905
   Femsa, ADR                                                                                             1,260             51,912
   Grupo Financiero Banorte, Series O                                                                    25,800             72,836
   Grupo Televisa, S.A. de C.V., ADR *                                                                    1,550             53,475
   Kimberly-Clark de Mexico, Class A                                                                     16,800             45,017
   Telefonos de Mexico, ADR                                                                               3,660            114,997
                                                                                                                       -----------
                                                                                                                           454,430
                                                                                                                       -----------
NETHERLANDS                                                7.6%
   ABN AMRO Holding N.V.                                                                                 15,200            291,105
   Boskalis Westminster N.V.                                                                              2,886             70,974
   Fugro N.V.                                                                                             2,048             84,810
   Heineken N.V.                                                                                          6,987            248,337
   Hunter Douglas N.V.                                                                                    3,241            108,098
   IHC Caland N.V.                                                                                        1,162             59,425
   Imtech N.V.                                                                                            3,100             57,516
   Koninklijke KPN *                                                                                     30,900            219,299
   Philips Electronics N.V.                                                                              11,500            219,054
   Royal Dutch Petroleum Co.                                                                             13,700            636,956
   Telegraag Holdings                                                                                     2,700             43,479
   United Services Group N.V.                                                                             2,575             30,359
                                                                                                                       -----------
                                                                                                                         2,069,412
                                                                                                                       -----------
NORWAY                                                     0.8%
   Den Norske Bank ASA                                                                                    8,200             40,468
   Ekornes ASA                                                                                            5,900             78,927
   Statoil ASA                                                                                           10,800             92,075
                                                                                                                       -----------
                                                                                                                           211,470
                                                                                                                       -----------
PERU                                                       0.2%
   Credicorp, Ltd.                                                                                        4,400             43,560
                                                                                                                       -----------
PHILIPPINES                                                0.4%
   Philippine Long Distance Telephone Co., ADR *                                                          4,200             45,234
   San Miguel Corp., Class B                                                                             43,100             50,786
                                                                                                                       -----------
                                                                                                                            96,020
                                                                                                                       -----------
RUSSIA                                                     0.5%
   Lukoil, ADR                                                                                              810             63,990
   Wimm-Bill-Dann Foods OJSC, ADR *                                                                       2,980             60,494
                                                                                                                       -----------
                                                                                                                           124,484
                                                                                                                       -----------
SINGAPORE                                                  1.3%
   Overseas Chinese Banking Corp., Ltd.                                                                  24,000            136,306
   United Overseas Bank, Ltd.                                                                            23,000            161,976
   Want Want Holdings, Ltd.                                                                              64,000             49,920
                                                                                                                       -----------
                                                                                                                           348,202
                                                                                                                       -----------
SOUTH AFRICA                                               2.4%
   ABSA Group, Ltd.                                                                                      20,150             94,599
   Impala Platinum Holdings, Ltd.                                                                           970             57,798
   Iscor, Ltd.                                                                                           42,494             90,835
   Kumba Resources, Ltd.                                                                                 24,000             96,513
   Old Mutual                                                                                            25,600             37,025
   Sanlam, Ltd.                                                                                          64,700             60,508
   Sappi, Ltd.                                                                                            4,040             48,739
   Sasol, Ltd.                                                                                            5,690             63,514
   Steinhoff International Holdings, Ltd.                                                                57,300             50,525
   Telkom South Africa, Ltd. *                                                                           11,100             57,465
                                                                                                                       -----------
                                                                                                                           657,521
                                                                                                                       -----------

                            INTERNATIONAL STOCK FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                  June 30, 2003
                                   (Unaudited)

                                                          % NET                                                          VALUE
                                                          ASSETS                                         SHARES         (NOTE 2)
                                                          ------                                         ------         --------
SOUTH KOREA                                                2.9%
   Daewoo Shipbuilding & Marine
    Engineering Co., Ltd., GDR *                                                                          1,500        $    24,900
   Hite Brewery Co., Ltd.                                                                                 1,050             56,346
   Kookmin Bank                                                                                           3,501            105,513
   KT Corp., ADR                                                                                          6,200            122,202
   LG Household & Health Care, Ltd.                                                                       1,300             33,575
   Posco, ADR                                                                                             3,300             86,427
   Samsung Electronics, Ltd., GDR (C)                                                                     1,260            187,425
   Samsung Fire & Marine Insurance                                                                        1,280             62,259
   Samsung SDI Co., Ltd.                                                                                    600             45,458
   SK Telecom Co., Ltd., ADR                                                                              3,900             73,554
                                                                                                                       -----------
                                                                                                                           797,659
                                                                                                                       -----------
SPAIN                                                      3.3%
   Abengoa, S.A.                                                                                          6,000             35,888
   Aldeasa, S.A.                                                                                          2,700             55,592
   Altadis, S.A.                                                                                         11,000            282,409
   Banco Pastor, S.A.                                                                                     2,500             67,002
   Corporacion Mapfre S.A.                                                                                6,100             65,254
   Endesa, S.A.                                                                                          19,300            323,673
   Prosegur, CIA de Seguridad S.A.                                                                        5,300             78,460
                                                                                                                       -----------
                                                                                                                           908,278
                                                                                                                       -----------
SWEDEN                                                     1.5%
   Alfa Laval                                                                                             4,000             38,273
   Elekta AB *                                                                                            7,080             87,668
   Eniro AB                                                                                               7,900             67,684
   Sandvik AB                                                                                             7,100            186,043
   Swedish Match AB                                                                                       4,300             32,538
                                                                                                                       -----------
                                                                                                                           412,206
                                                                                                                       -----------
SWITZERLAND                                                5.2%
   Cie Fin Richemont AG UTS                                                                              13,800            223,602
   Credit Suisse Group                                                                                   12,900            340,252
   Edipresse, S.A.                                                                                          150             55,490
   Gurit-Heberlein AG                                                                                        30             14,871
   Kaba Holding AG, Series B                                                                                290             41,410
   Novartis AG                                                                                            6,200            245,872
   Roche Holding AG                                                                                         900             71,060
   UBS AG                                                                                                 7,700            429,265
                                                                                                                       -----------
                                                                                                                         1,421,822
                                                                                                                       -----------
TAIWAN                                                     1.2%
   Advantech Co., Ltd.                                                                                   16,000             23,115
   Ambit Microsystems Corp.                                                                               6,000             18,549
   Chinatrust Financial Holding Co., Ltd. *                                                              53,000             42,725
   Compal Electronics, Inc., GDR                                                                          7,216             48,347
   Fubon Financial Holdings Co., Ltd.                                                                     8,000             64,028
   Fubon Group Co., Ltd.                                                                                 87,000             69,630
   United Microelectronics Corp., ADR                                                                     7,499             28,121
   United Microelectronics Corp.                                                                         67,000             43,170
                                                                                                                       -----------
                                                                                                                           337,685
                                                                                                                       -----------
THAILAND                                                   0.5%
   Delta Electronics Public Co., Ltd.                                                                    64,300             43,559
   PTT PLC                                                                                               37,500             57,048
   Thai Union Frozen Products Public Co., Ltd.                                                           69,100             42,705
                                                                                                                       -----------
                                                                                                                           143,312
                                                                                                                       -----------
TURKEY                                                     0.1%
   Turkiye Garanti Bankasi A.S., ADR (C)*                                                                18,229             24,687
                                                                                                                       -----------

                            INTERNATIONAL STOCK FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                  June 30, 2003
                                   (Unaudited)

                                                          % NET                                                          VALUE
                                                          ASSETS                                        SHARES          (NOTE 2)
                                                          ------                                        ------          --------
UNITED KINGDOM                                            23.4%
   Barclays PLC                                                                                          66,400        $   493,887
   Boots Group PLC                                                                                       36,900            395,533
   BP PLC                                                                                                55,400            384,826
   BT Group PLC                                                                                           9,470             31,893
   Bunzl PLC                                                                                              5,500             38,614
   Cadbury Schweppes PLC                                                                                 29,400            173,971
   Carpetright PLC                                                                                        6,400             64,318
   Cattles PLC                                                                                            9,700             52,028
   Collins Stewart Holdings PLC                                                                          10,468             72,671
   Davis Service Group PLC                                                                                6,700             41,972
   Diageo PLC                                                                                            34,600            370,022
   Euromoney Publications PLC                                                                             3,400             15,946
   FKI PLC                                                                                               17,175             22,640
   GlaxoSmithKline PLC                                                                                   32,200            650,922
   HSBC Holdings PLC                                                                                     61,500            727,838
   Imperial Tobacco Group PLC                                                                            19,340            346,204
   Intertek Group PLC                                                                                    10,400             74,691
   John Wood Group PLC                                                                                   23,700             70,513
   Kidde PLC                                                                                             66,700             93,711
   Kingfisher PLC                                                                                        75,900            347,824
   Luminar PLC                                                                                            7,800             58,661
   Man Group PLC                                                                                          4,576             90,462
   Northgate PLC                                                                                          8,600             74,273
   Royal Bank of Scotland Group PLC                                                                      13,900            390,580
   Securicor PLC                                                                                         26,400             32,509
   Signet Group PLC, ADR                                                                                  1,950             86,600
   Singer & Friedlander Group PLC                                                                        11,333             27,349
   Tesco PLC                                                                                             55,900            202,581
   Trinity Mirror PLC                                                                                     7,700             54,664
   Unilever PLC                                                                                          27,600            220,117
   Vodafone Group PLC                                                                                   336,800            659,686
   William Hill PLC                                                                                      10,100             47,662
                                                                                                                       -----------
                                                                                                                         6,415,168
                                                                                                                       -----------
VENEZUELA                                                  0.2%
   CANTV, ADR                                                                                             4,531             56,592
                                                                                                                       -----------
TOTAL COMMON STOCKS
(COST: $24,909,478)                                                                                                     26,127,774
                                                                                                                       -----------
PREFERRED STOCKS:                                          0.7%

BRAZIL                                                     0.5%
   Caemi Mineracao e Metalurgica S.A.                                                                   566,000             96,356
   Telemar Norte Leste S.A., Class A                                                                  1,900,000             26,179
                                                                                                                       -----------
                                                                                                                           122,535
                                                                                                                       -----------
GERMANY                                                    0.2%
   Fielmann AG                                                                                            1,700             67,658
                                                                                                                       -----------
TOTAL PREFERRED STOCKS
(COST: $168,110)                                                                                                           190,193
                                                                                                                       -----------
WARRANTS AND RIGHTS:                                       0.0%

JAPAN                                                      0.0%
   Belluna Co., Ltd., Exp. 09/29/2003*                                                                      120                  0
                                                                                                                       -----------
TOTAL WARRANTS AND RIGHTS
(COST: $114)                                                                                                                     0
                                                                                                                       -----------

                            INTERNATIONAL STOCK FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                  June 30, 2003
                                   (Unaudited)

                                                         % NET                                                           VALUE
                                                         ASSETS                                         SHARES          (NOTE 2)
                                                         ------                                         ------          --------
INVESTMENT COMPANY:                                        3.5%

UNITED STATES                                              3.5%
   SSgA Prime Money Market Fund                                                                         965,236        $   965,236
                                                                                                                       -----------
TOTAL INVESTMENT COMPANY
(COST: $965,236)                                                                                                           965,236
                                                                                                                       -----------
TOTAL INVESTMENTS                                         99.7%                                                        $27,283,203
(COST: $26,042,938)
NET OTHER ASSETS AND LIABILITIES                           0.3%                                                             88,852
                                                         -----                                                         -----------
TOTAL NET ASSETS                                         100.0%                                                        $27,372,055
                                                         =====                                                         ===========

* Non-income producing

(C) Restricted security sold within the terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

ADR      American Depository Receipt

GDR      Global Depository Receipt

PLC      Public Limited Company

See accompanying notes to financial statements.

OTHER INFORMATION:
Industry Categories as a Percentage of Net Assets:     % of Net Assets
                                                       ---------------
   Banks                                                    18.0%
   Oil & Gas                                                 9.9%
   Communication Services                                    7.8%
   Drugs & Health Care                                       7.0%
   Retail                                                    6.3%
   Telecommunications                                        6.1%
   Food & Beverages                                          5.4%
   Financial Services                                        4.0%
   Net Other Assets and Liabilities                          3.8%
   Mining                                                    3.4%
   Tobacco                                                   3.0%
   Automobiles                                               2.6%
   Electronics                                               2.0%
   Computers & Business Equipment                            1.9%
   Electric Utilities                                        1.9%
   Household Appliances & Home Furnishings                   1.9%
   Insurance                                                 1.9%
   Business Services                                         1.8%
   Manufacturing                                             1.7%
   Electrical Equipment                                      1.3%
   Household Products                                        1.1%
   Leisure Time                                              1.1%
   Industrial Machinery                                      1.0%
   Railroads & Equipment                                     1.0%
   Construction & Mining Equipment                           0.9%
   Publishing                                                0.6%
   Chemicals                                                 0.5%
   Conglomerates                                             0.5%
   Gas & Pipeline Utilities                                  0.3%
   Paper                                                     0.3%
   Aerospace                                                 0.2%
   Construction Materials                                    0.2%
   Hotels & Restaurants                                      0.2%
   Software                                                  0.2%
   Apparel & Textiles                                        0.1%
   Shipbuilding                                              0.1%
                                                           -----
                                                           100.0%
                                                           =====

                                ULTRA SERIES FUND
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  June 30, 2003
                                   (Unaudited)

                                            MONEY                            HIGH
                                           MARKET            BOND           INCOME
             ASSETS:                        FUND             FUND            FUND
                                            ----             ----            ----
Investments in securities, at value*
(see accompanying schedule)             $ 161,093,276   $ 714,303,106    $  47,203,455
Foreign currency**                                 --              --               --
Unrealized appreciation of forward
  currency contracts                               --              --            2,502
Receivables:
  Investment securities sold                       --              --           88,670
  Fund shares sold                                 --          74,225          144,974
  Dividends and interest                      372,291       6,062,038          746,957
  Foreign tax reclaims                             --              --            3,880
                                        -------------   -------------    -------------
    Total assets                          161,465,567     720,439,369       48,190,438
                                        -------------   -------------    -------------

LIABILITIES:

Payables:
  Investment securities purchased                  --      23,668,941          362,635
  Upon return of securities loaned                 --      98,628,805        6,430,854
  Fund shares redeemed                        840,169              --               --
  Accrued management fees                      59,256         272,224           24,454
  Accrued expenses and
   other payables                               3,293           7,930            1,321
                                        -------------   -------------    -------------
    Total liabilities                         902,718     122,577,900        6,819,264
                                        -------------   -------------    -------------
Net assets applicable to
  outstanding capital stock             $ 160,562,849   $ 597,861,469    $  41,371,174
                                        =============   =============    =============
Represented by:
  Capital stock and additional
   paid-in capital                      $ 160,562,849   $ 569,041,551    $  40,319,849
  Accumulated undistributed (over-
   distributed) net investment income              --      13,386,706        1,168,458
  Accumulated net realized gain
   (loss) on investments and foreign
   currency related transactions                   --      (6,076,586)      (1,436,544)
  Unrealized appreciation
   (depreciation) on investments
   (including appreciation
   (depreciation) on foreign
   currency related transactions)                  --      21,509,798        1,319,411
                                        -------------   -------------    -------------

Total net assets - representing
  net assets applicable to
  outstanding capital stock             $ 160,562,849   $ 597,861,469    $  41,371,174
                                        =============   =============    =============
Number of Class Z Shares
  issued and outstanding                  160,562,849      54,771,355        4,147,230
                                        =============   =============    =============
Net asset value per share of
  outstanding capital stock             $        1.00   $       10.92    $        9.98
                                        =============   =============    =============
*Cost of Investments                    $ 161,093,276   $ 692,793,308    $  45,886,556
                                        -------------   -------------    -------------
**Cost of Foreign Currency              $          --   $          --    $          --
                                        -------------   -------------    -------------


                                                           GROWTH AND       CAPITAL
                                          BALANCED           INCOME        APPRECIATION
             ASSETS:                        FUND           STOCK FUND       STOCK FUND
                                            ----           ----------       ----------
Investments in securities, at value*
(see accompanying schedule)             $ 663,786,512    $ 812,484,579    $ 692,796,490
Foreign currency**                                 --               --               --
 Unrealized appreciation of forward
  currency contracts                               --               --               --
Receivables:
  Investment securities sold                       --               --               --
  Fund shares sold                            888,133          978,266          359,905
  Dividends and interest                    3,214,090        1,405,540          590,502
  Foreign tax reclaims                             --               --               --
                                        -------------    -------------    -------------
    Total assets                          667,888,735      814,868,385      693,746,897
                                        -------------    -------------    -------------

LIABILITIES:

Payables:
  Investment securities purchased           4,150,444               --               --
  Upon return of securities loaned         38,738,764               --       30,120,950
  Fund shares redeemed                             --               --               --
  Accrued management fees                     360,922          404,450          439,609
  Accrued expenses and
   other payables                              13,292           23,258            9,095
                                        -------------    -------------    -------------
    Total liabilities                      43,263,422          427,708       30,569,654
                                        -------------    -------------    -------------
Net assets applicable to
  outstanding capital stock             $ 624,625,313    $ 814,440,677    $ 663,177,243
                                        =============    =============    =============
Represented by:
  Capital stock and additional
   paid-in capital                      $ 631,796,482    $ 875,770,282    $ 816,781,564
  Accumulated undistributed (over-
   distributed) net investment income       8,956,283        6,325,414        1,627,145
  Accumulated net realized gain
   (loss) on investments and foreign
   currency related transactions          (38,603,310)     (47,963,576)    (171,249,924)
  Unrealized appreciation
   (depreciation) on investments
   (including appreciation
   (depreciation) on foreign
   currency related transactions)          22,475,858      (19,691,443)      16,018,458
                                        -------------    -------------    -------------

Total net assets - representing
  net assets applicable to
  outstanding capital stock             $ 624,625,313    $ 814,440,677    $ 663,177,243
                                        =============    =============    =============
Number of Class Z Shares
  issued and outstanding                   36,789,504       33,671,097       41,713,399
                                        =============    =============    =============
Net asset value per share of
  outstanding capital stock             $       16.98    $       24.19    $       15.90
                                        =============    =============    =============
*Cost of Investments                    $ 641,310,654    $ 832,176,022    $ 676,778,032
                                        -------------    -------------    -------------
**Cost of Foreign Currency              $          --    $          --    $          --
                                        -------------    -------------    -------------

See accompanying notes to financial statements.

                                ULTRA SERIES FUND
                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
                                  June 30, 2003
                                   (Unaudited)

                                           MID-CAP          MULTI-CAP        GLOBAL        INTERNATIONAL
                                            STOCK         GROWTH STOCK     SECURITIES          STOCK
             ASSETS:                        FUND              FUND            FUND             FUND
                                            ----              ----            ----             ----
Investments in securities, at value*
(see accompanying schedule)             $ 126,649,909    $ 170,234,033    $  13,390,921    $  27,283,203
Foreign currency**                                 --               --           15,454          231,813
Receivables:
  Investment securities sold                  251,349        3,250,166          531,217           93,376
  Fund shares sold                            265,630          210,301            1,894           80,299
  Dividends and interest                       75,582           37,064           13,962           77,798
  Foreign tax reclaims                             --               28            6,118           30,402
                                        -------------    -------------    -------------    -------------
    Total assets                          127,242,470      173,731,592       13,959,566       27,796,891
                                        -------------    -------------    -------------    -------------
LIABILITIES:
Payables:
  Investment securities purchased           1,248,093        3,826,582           14,269          388,980
  Upon return of securities loaned         10,082,810       16,487,575        1,225,224               --
  Fund shares redeemed                             --               --               --               --
  Accrued management fees                      94,841          105,419            9,932           26,830
  Accrued expenses and
   other payables                               2,368            2,065            1,213            9,026
                                        -------------    -------------    -------------    -------------
    Total liabilities                      11,428,112       20,421,641        1,250,638          424,836
                                        -------------    -------------    -------------    -------------
Net assets applicable to
  outstanding capital stock             $ 115,814,358    $ 153,309,951    $  12,708,928    $  27,372,055
                                        =============    =============    =============    =============
Represented by:
  Capital stock and additional
   paid-in capital                      $ 115,355,540    $ 140,657,989    $  15,331,223    $  31,238,824
  Accumulated undistributed (over-
   distributed) net investment income         318,134          (27,779)          67,897          309,663
  Accumulated net realized gain
   (loss) on investments and foreign
   currency related transactions           (7,315,277)      (6,414,139)      (2,724,493)      (5,422,697)
  Unrealized appreciation
   (depreciation) on investments
   (including appreciation
   (depreciation) on foreign
   currency related transactions)           7,455,961       19,093,880           34,301        1,246,265
                                        -------------    -------------    -------------    -------------
Total net assets - representing
  net assets applicable to
  outstanding capital stock             $ 115,814,358    $ 153,309,951    $  12,708,928    $  27,372,055
                                        =============    =============    =============    =============
Number of Class Z Shares
  issued and outstanding                    9,263,558       28,572,078        1,648,226        3,473,427
                                        =============    =============    =============    =============
Net asset value per share of
  outstanding capital stock             $       12.50    $        5.37    $        7.71    $        7.88
                                        =============    =============    =============    =============
*Cost of Investments                    $ 119,193,948    $ 151,140,155    $  13,357,076    $  26,042,938
                                        -------------    -------------    -------------    -------------
**Cost of Foreign Currency              $          --    $          --    $      15,512    $     228,989
                                        -------------    -------------    -------------    -------------

See accompanying notes to financial statements.

                                ULTRA SERIES FUND
                            STATEMENTS OF OPERATIONS
                         Six Months Ended June 30, 2003
                                   (Unaudited)

                                         MONEY                          HIGH                          GROWTH AND        CAPITAL
                                        MARKET          BOND           INCOME          BALANCED        INCOME         APPRECIATION
                                         FUND           FUND            FUND             FUND         STOCK FUND       STOCK FUND
                                         ----           ----            ----             ----         ----------       ----------
Investment income:
  Interest income                   $   1,124,539   $  14,253,540   $   1,275,424   $   7,454,711    $     197,917    $     140,962
  Dividend income                              --           2,124          11,213       2,975,111        7,846,208        3,652,024
  Less: Foreign taxes withheld                 --              --              --         (28,921)         (55,058)              --
  Securities lending income                    --          44,212           4,013          23,147            4,732           57,309
                                    -------------   -------------   -------------   -------------    -------------    -------------
    Total income                        1,124,539      14,299,876       1,290,650      10,424,048        7,993,799        3,850,295
                                    -------------   -------------   -------------   -------------    -------------    -------------
Expenses:
  Management fees                         383,697       1,583,657         116,042       2,049,391        2,232,469        2,396,379
  Trustees' fees                              659             985             519           1,050            1,229            1,068
  Audit fees                                2,633           6,945             802           7,796           10,154            8,027
                                    -------------   -------------   -------------   -------------    -------------    -------------
    Total expenses                        386,989       1,591,587         117,363       2,058,237        2,243,852        2,405,474
                                    -------------   -------------   -------------   -------------    -------------    -------------
Net investment income                     737,550      12,708,289       1,173,287       8,365,811        5,749,947        1,444,821
                                    -------------   -------------   -------------   -------------    -------------    -------------
Realized and unrealized
  gain (loss) on investments:
  Net realized gain (loss)
   on investments (including
   net realized gain (loss) on
   foreign currency related
   transactions)                            2,819       3,581,208          79,243     (10,038,089)     (22,901,432)     (54,809,769)

  Net change in unrealized
    appreciation (depreciation)
    on:
      Investments (including
      net unrealized appreciation
      (depreciation) on foreign
      currency related transactions)           --       1,106,960       1,746,274      42,288,162       82,644,342      125,541,322
                                    -------------   -------------   -------------   -------------    -------------    -------------
Net gain (loss) on investments              2,819       4,688,168       1,825,517      32,250,073       59,742,910       70,731,553
                                    -------------   -------------   -------------   -------------    -------------    -------------
Net increase in net assets
  resulting from operations         $     740,369   $  17,396,457   $   2,998,804   $  40,615,884    $  65,492,857    $  72,176,374
                                    =============   =============   =============   =============    =============    =============

See accompanying notes to financial statements.

                                ULTRA SERIES FUND
                      STATEMENTS OF OPERATIONS (CONTINUED)
                         Six Months Ended June 30, 2003
                                   (Unaudited)

                                          MID-CAP          MULTI-CAP          GLOBAL         INTERNATIONAL
                                           STOCK         GROWTH STOCK       SECURITIES          STOCK
                                           FUND              FUND              FUND              FUND
                                       ------------      ------------      ------------      ------------
Investment income:

  Interest income                      $     24,720      $     26,026      $      2,725      $      5,671
  Dividend income                           774,453           360,844           127,470           489,719
  Less: Foreign taxes withheld                   --            (3,102)          (11,571)          (51,957)
  Securities lending income                  10,254             4,413             1,018                --
                                       ------------      ------------      ------------      ------------
    Total income                            809,427           388,181           119,642           443,433
                                       ------------      ------------      ------------      ------------
Expenses:

  Management fees                           510,248           415,371            50,934           129,650
  Trustees' fees                                594               567               257               514
  Audit fees                                  1,774             1,421               374               737
                                       ------------      ------------      ------------      ------------
    Total expenses                          512,616           417,359            51,565           130,901
                                       ------------      ------------      ------------      ------------
Net investment income (loss)                296,811           (29,178)           68,077           312,532
                                       ------------      ------------      ------------      ------------
Realized and unrealized
  gain (loss) on investments:

  Net realized loss
   on investments (including
   net realized gain (loss) on
   foreign currency related
   transactions)                         (3,103,053)          804,334          (665,548)         (616,797)

  Net change in unrealized
   appreciation (depreciation)
   on:
    Investments (including
    net unrealized appreciation
    (depreciation) on foreign
    currency related transactions)       14,020,365        15,355,031         1,861,083         2,577,177
                                       ------------      ------------      ------------      ------------
Net gain (loss) on investments           10,917,312        16,159,365         1,195,535         1,960,380
                                       ------------      ------------      ------------      ------------
Net increase in net assets
  resulting from operations            $ 11,214,123      $ 16,130,187      $  1,263,612      $  2,272,912
                                       ============      ============      ============      ============

See accompanying notes to financial statements.

                                ULTRA SERIES FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                   MONEY MARKET FUND                          BOND FUND
                                           -----------------------------------   ----------------------------------
                                           SIX MONTHS ENDED                      SIX MONTHS ENDED
                                            JUNE 30, 2003        YEAR ENDED       JUNE 30, 2003        YEAR ENDED
                                             (UNAUDITED)      DECEMBER 31, 2002    (UNAUDITED)     DECEMBER 31, 2002
                                           ----------------   -----------------  ----------------  -----------------
Operations:

  Net investment income                     $     737,550      $   2,631,838      $  12,708,289      $  23,222,392
  Net realized gain (loss) on
   investments                                      2,819             55,069          3,581,208         (1,636,641)
  Net change in unrealized appreciation
   or depreciation on investments                      --                 --          1,106,960         15,699,677
                                            -------------      -------------      -------------      -------------
   Change in net assets from
    operations                                    740,369          2,686,907         17,396,457         37,285,428
                                            -------------      -------------      -------------      -------------
Distributions to shareholders:

  From net investment income                     (740,369)        (2,686,907)                --        (22,701,171)
                                            -------------      -------------      -------------      -------------
   Change in net assets from
    distributions                                (740,369)        (2,686,907)                --        (22,701,171)
                                            -------------      -------------      -------------      -------------
Class Z Share transactions:

  Proceeds from sale of shares                 21,793,471         94,605,052         46,569,770        149,353,307
  Net asset value of shares issued in
   reinvestment of distributions                  740,369          2,686,907                 --         22,701,171
                                            -------------      -------------      -------------      -------------
                                               22,533,840         97,291,959         46,569,770        172,054,478
  Cost of shares repurchased                  (39,413,890)       (94,109,702)       (19,598,348)       (17,981,772)
                                            -------------      -------------      -------------      -------------
   Change in net assets from
    capital share transactions                (16,880,050)         3,182,257         26,971,422        154,072,706
                                            -------------      -------------      -------------      -------------
Increase (decrease) in net assets             (16,880,050)         3,182,257         44,367,879        168,656,963

Net assets:

  Beginning of year                           177,442,899        174,260,642        553,493,590        384,836,627
                                            -------------      -------------      -------------      -------------
  End of year                               $ 160,562,849      $ 177,442,899      $ 597,861,469      $ 553,493,590
                                            =============      =============      =============      =============
Undistributed net investment
  income included in net assets             $          --      $          --      $  13,386,706      $     678,417
                                            =============      =============      =============      =============

Other Information:
Class Z Capital Share transactions:

  Shares sold                                  21,793,471         94,605,052          4,339,504         14,085,269

  Shares issued in reinvestment of
   distributions                                  740,369          2,686,907                 --          2,144,882
                                            -------------      -------------      -------------      -------------
                                               22,533,840         97,291,959          4,339,504         16,230,151
  Shares redeemed                             (39,413,890)       (94,109,702)        (1,819,542)        (1,719,554)
                                            -------------      -------------      -------------      -------------
  Net increase (decrease) in shares
   outstanding                                (16,880,050)         3,182,257          2,519,962         14,510,597
                                            =============      =============      =============      =============

See accompanying notes to financial statements.

                                ULTRA SERIES FUND
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                     HIGH INCOME FUND                        BALANCED FUND
                                            -----------------------------------   -----------------------------------
                                            SIX MONTHS ENDED                      SIX MONTHS ENDED
                                             JUNE 30, 2003        YEAR ENDED       JUNE 30, 2003       YEAR ENDED
                                              (UNAUDITED)     DECEMBER 31, 2002     (UNAUDITED)     DECEMBER 31, 2002
                                            ---------------   -----------------   ----------------  -----------------
Operations:

  Net investment income                      $   1,173,287      $   1,647,932      $   8,365,811      $  19,933,377
  Net realized gain (loss) on
   investments                                      79,243           (953,218)       (10,038,089)       (28,576,652)
  Net change in unrealized appreciation
   or depreciation on investments                1,746,274             44,616         42,288,162        (70,194,861)
                                             -------------     --------------      -------------      -------------
   Change in net assets from
    operations                                   2,998,804            739,330         40,615,884        (78,838,136)
                                             -------------     --------------      -------------      -------------
Distributions to shareholders:

  From net investment income                            --         (1,675,814)                --        (19,329,944)
  From net realized gains on investments                --                 --                 --            (11,099)
                                             -------------     --------------      -------------      -------------
   Change in net assets from
    distributions                                       --         (1,675,814)                --        (19,341,043)
                                             -------------     --------------      -------------      -------------
Class Z Share transactions:

  Proceeds from sale of shares                  13,038,478          8,179,229         17,580,367         42,903,514
  Net asset value of shares issued in
   reinvestment of distributions                        --          1,675,814                 --         19,341,043
                                             -------------     --------------      -------------      -------------
                                                13,038,478          9,855,043         17,580,367         62,244,557
  Cost of shares repurchased                      (516,557)          (563,976)       (25,814,344)       (51,369,698)
                                             -------------     --------------      -------------      -------------
   Change in net assets derived from
    capital share transactions                  12,521,921          9,291,067         (8,233,977)        10,874,859
                                             -------------     --------------      -------------      -------------
Increase (decrease) in net assets               15,520,725          8,354,583         32,381,907        (87,304,320)

Net assets:

  Beginning of year                             25,850,449         17,495,866        592,243,406        679,547,726
                                             -------------     --------------      -------------      -------------
  End of year                                $  41,371,174      $  25,850,449      $ 624,625,313      $ 592,243,406
                                             =============     ==============      =============      =============
Undistributed (overdistributed)
  net investment income
  included in net assets                     $   1,168,458     ($       4,829)     $   8,956,283      $     590,472
                                             =============     ==============      =============      =============
Other Information:
Class Z Capital Share transactions:
  Shares sold                                    1,344,443            875,103          1,067,724          2,441,895
  Shares issued in reinvestment of
   distributions                                        --            185,110                 --          1,208,035
                                             -------------     --------------      -------------      -------------
                                                 1,344,443          1,060,213          1,067,724          3,649,930
  Shares redeemed                                  (55,214)           (60,897)        (1,649,885)        (3,161,654)
                                             -------------     --------------      -------------      -------------
  Net increase (decrease) in shares
   outstanding                                   1,289,229            999,316           (582,161)           488,276
                                             =============     ==============      =============      =============

See accompanying notes to financial statements.

                                ULTRA SERIES FUND
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                   GROWTH AND INCOME STOCK FUND             CAPITAL APPRECIATION STOCK FUND
                                               -------------------------------------     -------------------------------------
                                               SIX MONTHS ENDED                          SIX MONTHS ENDED
                                                JUNE 30, 2003         YEAR ENDED          JUNE 30, 2003        YEAR ENDED
                                                 (UNAUDITED)       DECEMBER 31, 2002        (UNAUDITED)      DECEMBER 31, 2002
                                               ---------------     -----------------     ----------------    -----------------
Operations:

  Net investment income                        $     5,749,947      $    12,475,536      $     1,444,821      $     1,754,404
  Net realized loss on
   investments                                     (22,901,432)         (24,906,921)         (54,809,769)        (116,275,766)

  Net change in unrealized appreciation or
   depreciation on investments                      82,644,342         (211,772,949)         125,541,322         (165,099,729)
                                               ---------------      ---------------      ---------------      ---------------
   Change in net assets from
    operations                                      65,492,857         (224,204,334)          72,176,374         (279,621,091)
                                               ---------------      ---------------      ---------------      ---------------
Distributions to shareholders:

  From net investment income                                --          (11,900,018)                  --           (1,623,267)

  From net realized gains on investments                    --                   --                   --             (220,041)
                                               ---------------      ---------------      ---------------      ---------------
   Change in net assets from
    distributions                                           --          (11,900,018)                  --           (1,843,308)
                                               ---------------      ---------------      ---------------      ---------------
Class Z Share transactions:

  Proceeds from sale of shares                      15,174,595           33,822,491           14,750,243           37,686,571

  Net asset value of shares issued in
   reinvestment of distributions                            --           11,900,018                   --            1,843,308
                                               ---------------      ---------------      ---------------      ---------------
                                                    15,174,595           45,722,509           14,750,243           39,529,879
  Cost of shares repurchased                       (31,122,265)         (76,377,521)         (16,261,534)         (36,664,481)
                                               ---------------      ---------------      ---------------      ---------------
   Change in net assets from
    capital share transactions                     (15,947,670)         (30,655,012)          (1,511,291)           2,865,398
                                               ---------------      ---------------      ---------------      ---------------
Increase (decrease) in net assets                   49,545,187         (266,759,364)          70,665,083         (278,599,001)

Net assets:

  Beginning of year                                764,895,490        1,031,654,854          592,512,160          871,111,161
                                               ---------------      ---------------      ---------------      ---------------
  End of year                                  $   814,440,677      $   764,895,490      $   663,177,243      $   592,512,160
                                               ===============      ===============      ===============      ===============
Undistributed net investment
  income included in net assets                $     6,325,414      $       575,467      $     1,627,145      $       182,324
                                               ===============      ===============      ===============      ===============
Other Information:
Class Z Capital Share transactions:

  Shares sold                                          656,138            1,292,378            1,013,428            2,177,329

  Shares issued in reinvestment of
   distributions                                            --              528,274                   --              130,901
                                               ---------------      ---------------      ---------------      ---------------
                                                       656,138            1,820,652            1,013,428            2,308,230
  Shares redeemed                                   (1,447,074)          (3,267,665)          (1,164,203)          (2,529,449)
                                               ---------------      ---------------      ---------------      ---------------
  Net decrease in shares outstanding                  (790,936)          (1,447,013)            (150,775)            (221,219)
                                               ===============      ===============      ===============      ===============

See accompanying notes to financial statements.

                                ULTRA SERIES FUND
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                    MID-CAP STOCK FUND               MULTI-CAP GROWTH STOCK FUND
                                            ------------------------------------  ------------------------------------
                                            SIX MONTHS ENDED                      SIX MONTHS ENDED
                                             JUNE 30, 2003        YEAR ENDED       JUNE 30, 2003        YEAR ENDED
                                              (UNAUDITED)      DECEMBER 31, 2002    (UNAUDITED)      DECEMBER 31, 2002
                                             -------------     -----------------   -------------     -----------------
Operations:

  Net investment income (loss)               $     296,811      $     585,282      ($     29,178)     $       7,843
  Net realized gain (loss) on
   investments                                  (3,103,053)        (4,212,682)           804,334         (1,919,167)
  Net change in unrealized appreciation
   or depreciation on investments               14,020,365        (18,616,215)        15,355,031          3,073,948
                                             -------------      -------------      -------------      -------------
   Change in net assets from
    operations                                  11,214,123        (22,243,615)        16,130,187          1,162,624
                                             -------------      -------------      -------------      -------------
Distributions to shareholders:

  From net investment income                            --           (564,436)                --             (6,004)
  From net realized gains on investments                --         (1,944,324)                --                 --
                                             -------------      -------------      -------------      -------------
   Change in net assets from
    distributions                                       --         (2,508,760)                --             (6,004)
                                             -------------      -------------      -------------      -------------
Class Z Share transactions:

  Proceeds from sale of shares                   7,993,305         28,849,103         64,519,862         65,498,685
  Net asset value of shares issued in
   reinvestment of distributions                        --          2,508,760                 --              6,004
                                             -------------      -------------      -------------      -------------
                                                 7,993,305         31,357,863         64,519,862         65,504,689
  Cost of shares repurchased                    (5,981,605)        (9,430,876)        (2,842,859)        (5,081,522)
                                             -------------      -------------      -------------      -------------
   Change in net assets from
    capital share transactions                   2,011,700         21,926,987         61,677,003         60,423,167
                                             -------------      -------------      -------------      -------------
Increase (decrease) in net assets               13,225,823         (2,825,388)        77,807,190         61,579,787

Net assets:

  Beginning of year                            102,588,535        105,413,923         75,502,761         13,922,974
                                             -------------      -------------      -------------      -------------
  End of year                                $ 115,814,358      $ 102,588,535      $ 153,309,951      $  75,502,761
                                             =============      =============      =============      =============
Undistributed (overdistributed)
  net investment income
  included in net assets                     $     318,134      $      21,323      ($     27,779)     $       1,399
                                             =============      =============      =============      =============

Other Information:
Class Z Capital Share transactions:

  Shares sold                                      682,511          2,140,938         12,984,095         14,904,099
  Shares issued in reinvestment of
   distributions                                        --            227,596                 --              1,290
                                             -------------      -------------      -------------      -------------
                                                   682,511          2,368,534         12,984,095         14,905,389
  Shares redeemed                                 (558,715)          (790,173)          (587,444)          (961,587)
                                             -------------      -------------      -------------      -------------
  Net increase in shares outstanding               123,796          1,578,361         12,396,651         13,943,802
                                             =============      =============      =============      =============

See accompanying notes to financial statements.

                                ULTRA SERIES FUND
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                 GLOBAL SECURITIES FUND                 INTERNATIONAL STOCK FUND
                                          -------------------------------------   -------------------------------------
                                          SIX MONTHS ENDED                        SIX MONTHS ENDED
                                            JUNE 30, 2003        YEAR ENDED         JUNE 30, 2003        YEAR ENDED
                                            (UNAUDITED)       DECEMBER 31, 2002      (UNAUDITED)      DECEMBER 31, 2002
                                          ----------------    -----------------   ----------------    -----------------
Operations:

  Net investment income                     $     68,077        $     60,122        $    312,532        $    228,308
  Net realized loss on
   investments                                  (665,548)         (1,216,553)           (616,797)         (2,609,084)
  Net change in unrealized appreciation
   or depreciation on investments              1,861,083          (1,555,233)          2,577,177             733,158
                                            ------------        ------------        ------------        ------------
   Change in net assets from
    operations                                 1,263,612          (2,711,664)          2,272,912          (1,647,618)
                                            ------------        ------------        ------------        ------------
Distributions to shareholders:

  From net investment income                          --             (48,155)                 --            (190,000)
                                            ------------        ------------        ------------        ------------
   Change in net assets from
    Distributions                                     --             (48,155)                 --            (190,000)
                                            ------------        ------------        ------------        ------------
Class Z Share transactions:

  Proceeds from sale of shares                 1,518,954           1,693,187           5,307,626           2,858,697
  Net asset value of shares issued in
   reinvestment of distributions                      --              48,155                  --             190,000
                                            ------------        ------------        ------------        ------------
                                               1,518,954           1,741,342           5,307,626           3,048,697
  Cost of shares repurchased                    (248,093)           (295,254)           (167,513)           (228,851)
                                            ------------        ------------        ------------        ------------
   Change in net assets derived from
    capital share transactions                 1,270,861           1,446,088           5,140,113           2,819,846
                                            ------------        ------------        ------------        ------------
Increase (decrease) in net assets              2,534,473          (1,313,731)          7,413,025             982,228
Net assets:
  Beginning of year                           10,174,455          11,488,186          19,959,030          18,976,802
                                            ------------        ------------        ------------        ------------
  End of year                               $ 12,708,928        $ 10,174,455        $ 27,372,055        $ 19,959,030
                                            ============        ============        ============        ============
Undistributed (overdistributed)
  net investment income
  included in net assets                    $     67,897        ($       180)       $    309,663        ($     2,869)
                                            ============        ============        ============        ============
Other Information:
Class Z Capital Share transactions:

  Shares sold                                    217,758             210,107             721,919             373,847
  Shares issued in reinvestment of
   distributions                                      --               6,926                  --              27,094
                                            ------------        ------------        ------------        ------------
                                                 217,758             217,033             721,919             400,941
  Shares redeemed                                (36,363)            (39,690)            (23,805)            (29,668)
                                            ------------        ------------        ------------        ------------
  Net increase in shares outstanding             181,395             177,343             698,114             371,273
                                            ============        ============        ============        ============

See accompanying notes to financial statements.

                                MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS

                                                     SIX MONTHS
                                                   ENDED 6/30/2003   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                     (UNAUDITED)     12/31/2002   12/31/2001   12/31/2000   12/31/1999   12/31/1998
                                                   ---------------   ----------   ----------   ----------   ----------   ----------
(For a share outstanding throughout the period):
NET ASSET VALUE, BEGINNING OF PERIOD                  $   1.00       $    1.00    $    1.00    $    1.00     $   1.00     $   1.00
                                                   --------------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income*                                 0.00(1)         0.01         0.04         0.06         0.05         0.05
                                                   --------------------------------------------------------------------------------
  DISTRIBUTIONS
   Distributions from Net Investment Income              (0.00)(1)       (0.01)       (0.04)       (0.06)       (0.05)       (0.05)
                                                   --------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $   1.00       $    1.00    $    1.00    $    1.00     $   1.00     $   1.00
==================================================================================================================================
TOTAL RETURN**                                            0.43%           1.50%        3.79%        5.86%        4.69%        5.00%
==================================================================================================================================
RATIO/SUPPLEMENTAL DATA
Net Assets, End of Period (000s Omitted)              $160,563       $ 177,443    $ 174,261    $  93,359     $ 82,646     $ 56,416
Ratio of Expenses to Average Net Assets                   0.45%+          0.45%        0.46%        0.46%        0.45%        0.45%
Ratio of Net Investment Income to Average
  Net Assets                                              0.86%+          1.45%        3.51%        5.88%        4.72%        4.99%
==================================================================================================================================

*   Based on average shares outstanding during the year.

** These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

(1) Amount represents less than $0.005 per share.

+   Annualized.

See accompanying notes to financial statements.

                                    BOND FUND
                              FINANCIAL HIGHLIGHTS

                                                     SIX MONTHS
                                                  ENDED 6/30/2003    YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                    (UNAUDITED)      12/31/2002   12/31/2001   12/31/2000   12/31/1999   12/31/1998
                                                  ---------------------------------------------------------------------------------
(For a share outstanding throughout the period):
NET ASSET VALUE, BEGINNING OF PERIOD                  $  10.59       $   10.20    $   10.15    $   10.05    $   10.57    $   10.54
                                                  --------------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income*                                 0.24            0.54         0.62         0.71         0.62         0.63
   Net Realized and Unrealized Gain (Loss)                0.09            0.32         0.23         0.08        (0.54)        0.02
                                                      --------       ---------    ---------    ---------    ---------    ---------
  TOTAL FROM INVESTMENT OPERATIONS                        0.33            0.86         0.85         0.79         0.08         0.65
                                                  --------------------------------------------------------------------------------
  DISTRIBUTIONS
   Distributions from Net Investment Income                 --           (0.47)       (0.59)       (0.69)       (0.60)       (0.62)
   Return of Capital                                        --              --        (0.21)          --           --           --
                                                      --------       ---------    ---------    ---------    ---------    ---------
  TOTAL DISTRIBUTIONS                                       --           (0.47)       (0.80)       (0.69)       (0.60)       (0.62)
                                                  --------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $  10.92       $   10.59    $   10.20    $   10.15    $   10.05    $   10.57
==================================================================================================================================
TOTAL RETURN**                                            3.05%           8.55%        8.32%        8.11%        0.73%        6.18%
==================================================================================================================================
RATIO/SUPPLEMENTAL DATA
Net Assets, End of Period (000s Omitted)              $597,861       $ 553,494    $ 384,837    $ 299,650    $ 250,485    $ 228,281
Ratio of Expenses to Average Net Assets                   0.55%+          0.55%        0.55%        0.55%        0.55%        0.55%
Ratio of Net Investment Income to Average
  Net Assets                                              4.41%+          5.14%        5.91%        6.98%        5.92%        5.94%
Portfolio Turnover Rate                                  32.96%          78.37%      112.40%      462.98%      713.52%      142.98%
==================================================================================================================================

* Based on average shares outstanding during year.

** These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

+  Annualized.

See accompanying notes to financial statements.

                                HIGH INCOME FUND
                              FINANCIAL HIGHLIGHTS

                                                      SIX MONTHS
                                                    ENDED 6/30/2003  YEAR ENDED      YEAR ENDED     INCEPTION (a)
                                                      (UNAUDITED)    12/31/2002      12/31/2001     TO 12/31/2000
                                                    -------------------------------------------------------------
(For a share outstanding throughout the period):
NET ASSET VALUE, BEGINNING OF PERIOD                  $     9.04     $    9.41       $     9.86      $    10.00
                                                    -----------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS
   Net Investment Income*                                   0.36          0.71             0.84            0.14
   Net Realized and Unrealized Gain (Loss)                  0.58         (0.44)           (0.51)          (0.14)
                                                      ----------     ---------       ----------      ----------
  TOTAL FROM INVESTMENT OPERATIONS                          0.94          0.27             0.33              --
                                                    -----------------------------------------------------------
  DISTRIBUTIONS
   Distributions from Net Investment Income                   --         (0.64)           (0.78)          (0.14)
                                                      ----------     ---------       ----------      ----------
  TOTAL DISTRIBUTIONS                                         --         (0.64)           (0.78)          (0.14)
                                                    -----------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $     9.98     $    9.04       $     9.41      $     9.86
===============================================================================================================
TOTAL RETURN**                                             10.29%         3.06%            3.45%          (0.03%)
===============================================================================================================
RATIO/SUPPLEMENTAL DATA
Net Assets, End of Period (000s Omitted)              $   41,371     $  25,850       $   17,496      $   10,373
Ratio of Expenses to Average Net Assets                     0.76%+        0.76%            0.77%           0.81%+
Ratio of Net Investment Income to Average
  Net Assets                                                7.58%+        7.64%            8.41%           8.48%+
Portfolio Turnover Rate                                    23.42%        38.40%           33.70%           6.78%
===============================================================================================================

(a) Commenced operations October 31, 2000.

*   Based on average shares outstanding during period.

** These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

+   Annualized.

See accompanying notes to financial statements.

                                  BALANCED FUND
                              FINANCIAL HIGHLIGHTS

                                                    SIX MONTHS
                                                  ENDED 6/30/2003  YEAR ENDED    YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
(For a share outstanding throughout the period):    (UNAUDITED)    12/31/2002    12/31/2001  12/31/2000  12/31/1999  12/31/1998
                                                    -----------    ----------    ----------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD               $      15.85    $   18.42     $   20.45   $   20.44   $   18.74   $   17.02
                                                  ----------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS

   Net Investment Income*                                  0.23         0.53          0.58        0.68        0.56        0.57

   Net Realized and Unrealized Gain (Loss)                 0.90        (2.58)        (1.23)       0.11        2.14        1.72
                                                  -------------    ---------     ---------   ---------   ---------   ---------
  TOTAL FROM INVESTMENT OPERATIONS                         1.13        (2.05)        (0.65)       0.79        2.70        2.29
                                                  ----------------------------------------------------------------------------
  DISTRIBUTIONS

   Distributions from Net Investment Income                  --        (0.52)        (0.57)      (0.67)      (0.53)      (0.57)

   Distributions from Net Realized Gains                     --        (0.00)(1)     (0.81)      (0.11)      (0.47)         --
                                                  -------------    ---------     ---------   ---------   ---------   ---------
  TOTAL DISTRIBUTIONS                                        --        (0.52)        (1.38)      (0.78)      (1.00)      (0.57)
                                                  ----------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $      16.98    $   15.85     $   18.42   $   20.45   $   20.44   $   18.74
==============================================================================================================================
TOTAL RETURN**                                             7.14%      (11.13%)       (3.07%)      3.86%      14.49%      13.40%
==============================================================================================================================
RATIO/SUPPLEMENTAL DATA

Net Assets, End of Period (000s Omitted)           $    624,625    $ 592,243     $ 679,548   $ 668,364   $ 603,136   $ 449,992

Ratio of Expenses to Average Net Assets                    0.70%+       0.70%         0.70%       0.70%       0.70%       0.70%

Ratio of Net Investment Income to Average
  Net Assets                                               2.86%+       3.12%         3.04%       3.27%       2.83%       3.20%

Portfolio Turnover Rate                                   17.15%       49.67%        51.80%     193.97%     269.00%      78.71%
==============================================================================================================================

*    Based on average shares outstanding during year.

** These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

(1)  Amount represents less than ($0.005) per share.

+    Annualized.

See accompanying notes to financial statements.

                          GROWTH AND INCOME STOCK FUND
                              FINANCIAL HIGHLIGHTS

                                                    SIX MONTHS
                                                  ENDED 6/30/2003  YEAR ENDED    YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
(For a share outstanding throughout the period):    (UNAUDITED)    12/31/2002    12/31/2001  12/31/2000  12/31/1999  12/31/1998
                                                    -----------    ----------    ----------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD              $       22.20    $   28.73    $    33.41   $    33.58  $    30.56  $   27.20
                                                  ----------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS

   Net Investment Income*                                  0.17         0.35          0.31         0.33        0.34       0.34

   Net Realized and Unrealized Gain (Loss)                 1.82        (6.53)        (3.88)       (0.05)       5.12       4.52
                                                  -------------    ---------    ----------   ----------  ----------  ---------
  TOTAL FROM INVESTMENT OPERATIONS                         1.99        (6.18)        (3.57)        0.28        5.46       4.86
                                                  ----------------------------------------------------------------------------
  DISTRIBUTIONS

   Distributions from Net Investment Income                  --        (0.35)        (0.31)       (0.33)      (0.32)     (0.34)

   Distributions from Net Realized Gains                     --           --         (0.79)       (0.12)      (2.12)     (1.16)

   Return of Capital                                         --           --         (0.01)          --          --         --
                                                  -------------    ---------    ----------   ----------  ----------  ---------
  TOTAL DISTRIBUTIONS                                        --        (0.35)        (1.11)       (0.45)      (2.44)     (1.50)
                                                  ----------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $       24.19    $   22.20    $    28.73   $    33.41  $    33.58  $   30.56
==============================================================================================================================
TOTAL RETURN**                                             8.98%      (21.55%)      (10.71%)       0.82%      17.95%     17.92%
==============================================================================================================================
RATIO/SUPPLEMENTAL DATA

Net Assets, End of Period (000s Omitted)          $     814,441    $ 764,895    $1,031,655   $1,166,634  $1,098,330  $ 833,174

Ratio of Expenses to Average Net Assets                    0.60%+       0.60%         0.60%        0.60%       0.60%      0.60%

Ratio of Net Investment Income to Average
  Net Assets                                               1.55%+       1.39%         1.05%        0.98%       0.99%      1.17%

Portfolio Turnover Rate                                    9.41%       18.21%        20.76%       21.08%      20.13%     17.69%
===============================================================================================================================

*    Based on average shares outstanding during year.

** These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

+    Annualized.

See accompanying notes to financial statements.

                         CAPITAL APPRECIATION STOCK FUND
                              FINANCIAL HIGHLIGHTS

                                                    SIX MONTHS
                                                  ENDED 6/30/2003  YEAR ENDED    YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
(For a share outstanding throughout the period):    (UNAUDITED)    12/31/2002    12/31/2001  12/31/2000  12/31/1999  12/31/1998
                                                    -----------    ----------    ----------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD               $      14.15    $   20.70     $   26.39   $   25.59   $   22.19   $   18.85
                                                  ----------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS

   Net Investment Income*                                  0.03         0.04          0.02        0.02        0.02        0.06

   Net Realized and Unrealized Gain (Loss)                 1.72        (6.54)        (2.37)       1.08        5.55        3.87
                                                  -------------    ---------     ---------   ---------   ---------   ---------
  TOTAL FROM INVESTMENT OPERATIONS                         1.75        (6.50)        (2.35)       1.10        5.57        3.93
                                                  ----------------------------------------------------------------------------
  DISTRIBUTIONS

   Distributions from Net Investment Income                  --        (0.04)        (0.02)      (0.02)      (0.02)      (0.06)

   Distributions from Net Realized Gains                     --        (0.01)        (3.32)      (0.28)      (2.15)      (0.53)
                                                  -------------    ---------     ---------   ---------   ---------   ---------
  TOTAL DISTRIBUTIONS                                        --        (0.05)        (3.34)      (0.30)      (2.17)      (0.59)
                                                  ----------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $      15.90    $   14.15     $   20.70   $   26.39   $   25.59   $   22.19
==============================================================================================================================
TOTAL RETURN**                                            12.33%      (31.41%)       (9.11%)      4.28%      25.19%      20.90%
==============================================================================================================================
RATIO/SUPPLEMENTAL DATA

Net Assets, End of Period (000s Omitted)           $    663,177    $ 592,512     $ 871,111   $ 924,899   $ 839,134   $ 630,373

Ratio of Expenses to Average Net Assets                    0.80%+       0.80%         0.80%       0.80%       0.80%       0.80%

Ratio of Net Investment Income to Average
  Net Assets                                               0.48%+       0.25%         0.10%       0.08%       0.10%       0.31%

Portfolio Turnover Rate                                   21.49%       26.92%        27.59%      26.77%      38.38%      18.67%
==============================================================================================================================

*    Based on average shares outstanding during year.

** These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

+    Annualized.

See accompanying notes to financial statements.

                               MID-CAP STOCK FUND
                              FINANCIAL HIGHLIGHTS

                                                     SIX MONTHS
                                                   ENDED 6/30/2003    YEAR ENDED    YEAR ENDED    YEAR ENDED    INCEPTION (a)
(For a share outstanding throughout the period):     (UNAUDITED)      12/31/2002    12/31/2001    12/31/2000    TO 12/31/1999
                                                    -----------       ----------    ----------    ----------    -------------
NET ASSET VALUE, BEGINNING OF PERIOD                $      11.22      $   13.94     $   13.77     $   11.15     $      10.00
                                                   --------------------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS

   Net Investment Income*                                   0.03           0.07          0.05          0.03             0.03

   Net Realized and Unrealized Gain (Loss)                  1.25          (2.51)         1.39          2.62             1.34
                                                   -------------      ---------     ---------     ---------     ------------
  TOTAL FROM INVESTMENT OPERATIONS                          1.28          (2.44)         1.44          2.65             1.37
                                                   -------------------------------------------------------------------------
  DISTRIBUTIONS

   Distributions from Net Investment Income                   --          (0.06)        (0.11)        (0.02)           (0.02)

   Distributions from Net Realized Gains                      --          (0.22)        (1.16)        (0.01)           (0.20)
                                                   -------------      ---------     ---------     ---------     ------------
  TOTAL DISTRIBUTIONS                                         --          (0.28)        (1.27)        (0.03)           (0.22)
                                                   -------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $      12.50      $   11.22     $   13.94     $   13.77     $      11.15
============================================================================================================================
TOTAL RETURN**                                             11.38%        (17.41%)       11.16%        23.85%           13.68%
============================================================================================================================
RATIO/SUPPLEMENTAL DATA

Net Assets, End of Period (000s Omitted)            $    115,814      $ 102,589     $ 105,414     $  64,737     $     26,479

Ratio of Expenses to Average Net Assets                     1.00%+         1.01%         1.01%         1.01%            1.00%+

Ratio of Net Investment Income to Average
  Net Assets                                                0.58%+         0.54%         0.40%         0.24%            0.39%+

Portfolio Turnover Rate                                    15.58%         33.03%        41.94%        51.27%           35.55%
============================================================================================================================

(a)  Commenced operations May 1, 1999.

*    Based on average shares outstanding during period.

** These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

+    Annualized.

See accompanying notes to financial statements.

                           MULTI-CAP GROWTH STOCK FUND
                              FINANCIAL HIGHLIGHTS

                                                     SIX MONTHS
                                                   ENDED 6/30/2003    YEAR ENDED    YEAR ENDED    INCEPTION (a)
(For a share outstanding throughout the period):     (UNAUDITED)      12/31/2002    12/31/2001    TO 12/31/2000
                                                     -----------      ----------    ----------    -------------
NET ASSET VALUE, BEGINNING OF PERIOD                $       4.67      $    6.24     $    9.04     $     10.00
                                                   ------------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS

   Net Investment Income (Loss)*                            0.00(1)        0.00(1)      (0.00)(1)        0.01

   Net Realized and Unrealized Gain (Loss)                  0.70          (1.57)        (2.79)          (0.96)
                                                    ------------      ---------     ---------     -----------
  TOTAL FROM INVESTMENT OPERATIONS                          0.70          (1.57)        (2.79)          (0.95)
                                                   ----------------------------------------------------------
  DISTRIBUTIONS

   Distributions from Net Investment Income                   --          (0.00)(1)     (0.00)(1)       (0.01)

   Return of Capital                                          --             --         (0.01)             --
                                                    ------------      ---------     ---------     -----------
  TOTAL DISTRIBUTIONS                                         --          (0.00)(1)     (0.01)          (0.01)
                                                   ----------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $       5.37      $    4.67     $    6.24     $      9.04
=============================================================================================================
TOTAL RETURN**                                             14.95%        (25.21%)      (30.89%)         (9.52%)
=============================================================================================================
RATIO/SUPPLEMENTAL DATA

Net Assets, End of Period (000s Omitted)            $    153,310      $  75,503     $  13,923     $     9,897

Ratio of Expenses to Average Net Assets                     0.85%+         0.86%         0.87%           0.91%+

Ratio of Net Investment Income (Loss) to
  Average Net Assets                                       (0.06%)+        0.03%        (0.07%)          0.52%+

Portfolio Turnover Rate                                    63.37%        156.51%       203.95%          46.57%
=============================================================================================================

(a)  Commenced operations October 31, 2000.

(1)  Amount represents less than $0.005 per share.

*    Based on average shares outstanding during period.

** These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

+    Annualized.

See accompanying notes to financial statements.

                             GLOBAL SECURITIES FUND
                              FINANCIAL HIGHLIGHTS

                                                     SIX MONTHS
                                                   ENDED 6/30/2003    YEAR ENDED    YEAR ENDED    INCEPTION (a)
(For a share outstanding throughout the period):     (UNAUDITED)      12/31/2002    12/31/2001    TO 12/31/2000
                                                     -----------      ----------    ----------    -------------
NET ASSET VALUE, BEGINNING OF PERIOD                $       6.94      $    8.91     $    9.96     $     10.00
                                                   ----------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS

   Net Investment Income*                                   0.04           0.04          0.04            0.03

   Net Realized and Unrealized Gain (Loss)                  0.73          (1.98)        (1.06)          (0.04)
                                                   -------------      ---------     ---------     -----------
  TOTAL FROM INVESTMENT OPERATIONS                          0.77          (1.94)        (1.02)          (0.01)
                                                   ----------------------------------------------------------
  DISTRIBUTIONS

   Distributions from Net Investment Income                   --          (0.03)        (0.03)          (0.03)

   Return of Capital                                          --             --         (0.00)(1)          --
                                                   -------------      ---------     ---------     -----------
  TOTAL DISTRIBUTIONS                                         --          (0.03)        (0.03)          (0.03)
                                                   ----------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $       7.71      $    6.94     $    8.91     $      9.96
=============================================================================================================
TOTAL RETURN**                                             11.16%        (21.77%)      (10.32%)         (0.17%)
=============================================================================================================
RATIO/SUPPLEMENTAL DATA

Net Assets, End of Period (000s Omitted)            $     12,709      $  10,174     $  11,488     $    10,116

Ratio of Expenses to Average Net Assets                     0.96%+         0.96%         0.97%           1.01%+

Ratio of Net Investment Income to Average
  Net Assets                                                1.27%+         0.55%         0.45%           1.57%+

Portfolio Turnover Rate                                    25.09%         36.85%        37.66%           3.18%
=============================================================================================================

(a)  Commenced operations October 31, 2000.

(1)  Amount represents less than ($0.005) per share.

*    Based on average shares outstanding during period.

** These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

+    Annualized.

See accompanying notes to financial statements.

                            INTERNATIONAL STOCK FUND
                              FINANCIAL HIGHLIGHTS

                                                     SIX MONTHS
                                                   ENDED 6/30/2003    YEAR ENDED    YEAR ENDED    INCEPTION (a)
(For a share outstanding throughout the period):     (UNAUDITED)      12/31/2002    12/31/2001    TO 12/31/2000
                                                     -----------      ----------    ----------    -------------
NET ASSET VALUE, BEGINNING OF PERIOD                $       7.19      $    7.89     $    9.73     $     10.00
                                                   ----------------------------------------------------------
  INCOME FROM INVESTMENT OPERATIONS

   Net Investment Income*                                   0.10           0.09          0.07            0.01

   Net Realized and Unrealized Gain (Loss)                  0.59          (0.72)        (1.86)          (0.27)
                                                   -------------      ---------     ---------     -----------
  TOTAL FROM INVESTMENT OPERATIONS                          0.69          (0.63)        (1.79)          (0.26)
                                                   ----------------------------------------------------------
  DISTRIBUTIONS

   Distributions from Net Investment Income                   --          (0.07)        (0.01)          (0.01)

   Return of Capital                                          --             --         (0.04)             --
                                                   -------------      ---------     ---------     -----------
  TOTAL DISTRIBUTIONS                                         --          (0.07)        (0.05)          (0.01)
                                                   ----------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $       7.88      $    7.19     $    7.89     $      9.73
=============================================================================================================
TOTAL RETURN**                                              9.59%         (7.98%)      (18.46%)         (2.58%)
=============================================================================================================
RATIO/SUPPLEMENTAL DATA

Net Assets, End of Period (000s Omitted)            $     27,372      $  19,959     $  18,977     $    19,828

Ratio of Expenses to Average Net Assets                     1.21%+         1.21%         1.22%           1.26%+

Ratio of Net Investment Income to Average
  Net Assets                                                2.89%+         1.15%         0.78%           0.54%+

Portfolio Turnover Rate                                    13.70%         38.28%        46.73%           3.33%
=============================================================================================================

(a)  Commenced operations October 31, 2000.

*    Based on average shares outstanding during period.

** These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted. Total returns are not annualized for periods less than one year.

+    Annualized.

See accompanying notes to financial statements.

                                ULTRA SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
                                  June 30, 2003

(1)  DESCRIPTION OF THE FUND

     The Ultra Series Fund (the "Fund"), a Massachusetts Business Trust, is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as a diversified, open-end management investment company. The Fund is a series fund with ten investment portfolios (the "funds"), each with different investment objectives and policies. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of the Trust without par value. As of the date of this report, the Trustees have authorized the issuance of two classes of shares of the funds designated as Class Z and Class C. Fund shares are sold and redeemed at a price equal to the shares' net asset value. The assets of each fund are held separate from the assets of the other funds.

     Effective May 1, 1997, the shares of each fund were divided into Class Z and Class C Shares. Class Z Shares are offered to all insurance company separate accounts issued by, and all qualified retirement plans sponsored by, CUNA Mutual Life Insurance Company or its affiliates ("CUNA Mutual Life"). Class C Shares are offered to separate accounts of insurance companies other than CUNA Mutual Life, and to qualified retirement plans of companies not affiliated with the Fund or CUNA Mutual Life. Both classes of shares are identical in all respects except that: Class C Shares may be subject to a distribution fee (note 3); each class will have exclusive voting rights with respect to matters that affect just that class; and each class will bear a different name or designation. All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding share of each class based on the daily net asset value of shares of that class. As of June 30, 2003, no Class C Shares have been issued.

(2)  SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each fund in the preparation of its financial statements:

     Portfolio Valuation

     Securities and other investments are valued as follows: (1) equity securities listed on an established exchange or over-the-counter are valued on the basis of market price, provided that a market quotation is readily available. (2) Fixed income securities and non-convertible preferred stocks are valued using readily available market quotations, if available. When exchange quotations are used, the latest quoted sale price is used. If an over-the-counter quotation is used, the last bid price will normally be used. Readily available market quotations will not be deemed available if an exchange quotation exists for a debt security, preferred stock, or security convertible into common stock, but it does not reflect the true value of the fund's holdings because sales have occurred infrequently, the market for the security is thin, or the size of the reported trade is considered not comparable to the fund's institutional size holdings. When readily available market quotations are not available, the fund will use an independent pricing service which provides valuations for normal institutional size trading units of such securities. Such a service may utilize a matrix system which takes into account appropriate factors such as institutional size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations. (3) Options, stock index futures, interest rate futures, and related options which are traded on U.S. exchanges or boards of trade are valued at the closing price as of the close of the New York Stock Exchange. (4) forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts or dealers in such currencies. The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at the noon (Eastern Standard Time) Reuters spot rate; (5) Investments in other mutual funds are valued at the net asset value per share. Exchange Traded Funds are valued at market price on the exchange which they are traded. (6) short-term instruments having maturities of 60 days or less will be valued at amortized cost. Short-term instruments having maturities of more than sixty (60) days will be valued at market values or values based on current interest rates. All other securities for which either quotations are not readily available, no other sales have occurred, or do not, in MEMBERS Capital Advisors' (the "Investment Advisor") opinion, reflect the current market value are appraised at their fair values as determined in good faith by and under the general supervision of the Board of Trustees.

     Security Transactions and Investment Income

     Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method which is the same method used for federal income tax purposes. Interest income is recorded on the accrual basis, and for fixed income securities, includes discounts and premiums. Dividend income is recorded on ex-dividend date.

                                ULTRA SERIES FUND
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
                                  June 30, 2003

     Federal Income Taxes

     It is each fund's intention to qualify as a regulated investment company for federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for federal income taxes are recorded in the accompanying financial statements.

     Expenses

     Expenses that are directly related to one fund are charged directly to that fund. Generally, other operating expenses are prorated to the funds on the basis of relative net assets.

     Repurchase Agreements

     Each fund may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The funds will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities.

     The Fund has established a procedures providing that the securities serving as collateral for each repurchase agreements must be delivered to the Fund's custodian and that the collateral must be marked to market daily to ensure that the repurchase agreements are fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a fund could experience delays in liquidating the underlying securities during the period in which the fund seeks to enforce its rights thereto, possible subnormal levels of income, declines in value of the underlying securities or lack of access to income during this period and the expense of enforcing it rights.

     Foreign Currency Transactions

     The books and records are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     (1) market value of investment securities, assets and liabilities at the current rate of exchange; and

     (2) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The High Income, Multi-Cap Growth Stock, Global Securities and International Stock Funds report certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

     The funds do not isolate the portion of gains and losses on investments in equity securities that are due to changes in the foreign exchange rates from that which are due to changes in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

     Forward Foreign Currency Exchange Contracts

     The High Income, Mid-Cap Stock, Multi-Cap Growth Stock, Global Securities and International Stock Funds may each purchase or sell forward foreign currency exchange contracts for defensive or hedging purposes when the fund's Investment Advisor anticipates that the foreign currency will appreciate or depreciate in value. When entering into forward currency exchange contracts, the funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily, and the funds' net assets, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, are included in the Statements of Assets and Liabilities. The funds realize a gain or a loss at the time the forward currency exchange contracts are closed out or are offset by a matching contract. Realized and unrealized gains and losses are included in the Statements of Operations. At the six months ended June 30, 2003, only the High Income Fund had open forward currency exchange contracts, which are presented in the funds' Schedule of Investments.

     If a fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the fund will be required to place cash or liquid high grade debt securities in a segregated account with the fund's custodian in an amount equal to the value of the fund's total assets committed to the consummation of the forward contract. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the fund's commitment with respect to the contract.

                                ULTRA SERIES FUND
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
                                  June 30, 2003

     Forward contracts are subject to the risk that the counterparty to such contract will default on its obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearinghouse, a default on the contract would deprive a fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the fund to cover its purchase or sale commitments, if any, at the current market price. A fund will not enter into such transactions unless the credit quality of the unsecured senior debt or the claims-paying ability of the counter party is considered to be investment grade by the fund's Investment Advisor.

     Futures Contracts

     The funds (other than Money Market) may purchase and sell futures contracts and purchase and write options on futures contracts. The funds will engage in futures contracts or related options transactions only for bona fide hedging purposes. Upon entering into a futures contract, the fund is required to pledge to the broker an amount of cash, U.S. Government securities or other assets, equal to a certain percentage of the contract (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the fund each day, depending on the daily fluctuations in the fair value of the underlying security. When a fund enters into a futures contract, the fund segregates in cash or liquid securities, of any type or maturity, equal in value to the fund's commitment. The fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

     Delayed Delivery Securities

     Each fund may purchase securities on a when-issued or delayed delivery basis. "When-issued" refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement, and often more than a month or more after the purchase. When a fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the fund segregates in cash or liquid securities, of any type or maturity, equal in value to the fund's commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. For the six months ended June 30, 2003, only the Bond Fund entered into such transactions, the market values of which are identified in the fund's Schedule of Investments.

(3)  TRANSACTIONS WITH AFFILIATES

     Fees and Expenses

     The Fund has entered into an investment advisory agreement with MEMBERS Capital Advisors, Inc. (the "Investment Adviser"), an affiliated company. The fees under the agreement, paid monthly, are calculated as a percentage of the average daily net assets for each fund at the following annual rates:

Money Market                                    0.45%
Bond                                            0.55%
High Income                                     0.75%
Balanced                                        0.70%
Growth and Income Stock                         0.60%
Capital Appreciation Stock                      0.80%
Mid-Cap Stock                                   1.00%
Multi-Cap Growth Stock                          0.85%
Global Securities                               0.95%
International Stock                             1.20%

     Under this unified fee structure, the Investment Advisor is responsible for providing or obtaining services and paying certain expenses including custodian fees, transfer agent fees, pricing costs, and accounting and legal fees as indicated in the investment advisory agreement.

     The Investment Advisor has entered into Subadvisor Agreements for the management of the investments in the High Income Fund, Mid-Cap Stock Fund, Multi-Cap Growth Stock Fund, Global Securities Fund and International Stock Fund. The Investment Advisor is solely responsible for the payment of all fees to the Subadvisor. The Subadvisor for the High Income Fund is Massachusetts Financial Services. The Subadvisor for a portion of the Mid-Cap Stock Fund and the entire Multi-Cap Growth Fund is Wellington Management Company, LLP. The Subadvisor for the Global Securities Fund is Oppenheimer Funds, Inc. The Subadvisor for the International Stock Fund is Lazard Asset Management.

                                ULTRA SERIES FUND
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
                                  June 30, 2003

     In addition to the unified investment advisory fee and Subadvisor Agreements, each fund also pays certain expenses including trustees' fees, brokerage commissions, interest expense, audit fees, and other extraordinary expenses.

     Certain officers and trustees of the Fund are also officers of CUNA Mutual Life Insurance Company or MEMBERS Capital Advisors, Inc. During the six months ended June 30, 2003, the Fund made no direct payments to its officers and paid trustees' fees of approximately $7,442 to its unaffiliated trustees.

     Distribution Plan

     All shares are distributed through CUNA Brokerage Services, Inc. ("CBSI"), an affiliated company, or other registered broker-dealers authorized by CBSI. Class C Shares may also be subject to an asset-based distribution fee pursuant to Rule 12b-1 under the 1940 Act, equal to not more than 0.25%, on an annual basis, of the average value of the daily net assets of each series of the Fund attributable to Class C Shares on an annual basis.

     During the reporting period, the funds had investment portfolio transactions executed through CBSI. For the six months ended June 30, 2003, the Growth and Income Stock Fund paid brokerage commissions to CBSI of $579.

(4)  DIVIDENDS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS OF CAPITAL GAINS

     With respect to the Money Market Fund, dividends from net investment income and net realized gains are declared and reinvested daily in additional full and fractional shares of the Money Market Fund. The Bond Fund, High Income Fund, Balanced Fund, Growth and Income Stock Fund, Capital Appreciation Stock Fund, Mid-Cap Stock Fund, Multi-Cap Growth Stock Fund, Global Securities Fund and the International Stock Funds declare and reinvest dividends from net investment income quarterly in additional full and fractional shares of the respective funds. Distributions from net realized gains from investment transactions, if any, are distributed and reinvested at least annually.

     Income and capital gain distributions, if any, are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Taxable distributions from income and realized capital gains in the funds differ from book amounts earned during the period due to differences in the timing of capital recognition, and due to the reclassification of certain gains or losses from capital to income.

(5)  PURCHASE AND SALES OF INVESTMENT SECURITIES

     The cost of securities purchased and the proceeds from securities sold (including maturities, excluding short-term) for each fund during the period ended June 30, 2003, were as follows:

                                    U.S. GOVERNMENT SECURITIES             OTHER INVESTMENT SECURITIES
                                    ---------------------------            ---------------------------
                                   PURCHASES            SALES               PURCHASES         SALES
                                   ---------            -----               ---------         -----
Bond                               $ 195,083,350   $ 136,925,260          $ 47,318,334    $ 50,213,211
High Income                                   --              --            18,447,611       6,767,984
Balanced                              34,340,527      27,666,184            62,576,884      71,194,995
Growth and Income Stock                       --              --            67,827,908     107,142,544
Capital Appreciation Stock                    --              --           124,514,918     133,110,151
Mid-Cap Stock                                 --              --            15,531,087      17,259,470
Multi-Cap Growth Stock                        --              --           117,490,079      59,379,637
Global Securities                             --              --             3,945,171       2,570,742
International Stock                           --              --             8,269,530       2,851,296

     At June 30, 2003, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a book basis for each fund were as follows:

                                 APPRECIATION      DEPRECIATION          NET
                                 ------------      ------------      ------------
Bond                           $    27,346,667     $   5,836,869     $ 21,509,798
High Income                          2,089,768           772,869        1,316,899
Balanced                            64,008,087        41,532,229       22,475,858
Growth and Income Stock             82,640,510       102,331,953      (19,691,443)
Capital Appreciation Stock          85,476,232        69,457,774       16,018,458
Mid-Cap Stock                       16,816,785         9,360,824        7,455,961
Multi-Cap Growth Stock              19,953,292           859,414       19,093,878
Global Securities                    1,143,615         1,109,770           33,845
International Stock                  2,924,661         1,684,396        1,240,265

                                ULTRA SERIES FUND
              NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
                                  June 30, 2003

(6)  FOREIGN SECURITIES

     Each fund may invest in foreign securities, although only the High Income Fund, Mid-Cap Stock Fund, Multi-Cap Growth Stock Fund, Global Securities Fund and International Stock Fund anticipate having significant investments in such securities. The Global Securities Fund, International Stock Fund, High Income Fund, Mid-Cap Stock Fund and Multi-Cap Growth Stock Fund may invest 100%, 100%, 25%, 25% and 25%, respectively, of their assets in foreign securities. No fund will concentrate its investments in a particular foreign country.

     Foreign securities means securities that are: (1) issued by companies organized outside the U.S. or whose principal operations are outside the U.S. ("foreign issuers"), (2) issued by foreign governments or their agencies or instrumentalities (also "foreign issuers") (3) principally traded outside the U.S., or (4) quoted or denominated in a foreign currency ("non-dollar" securities). Foreign securities include ADRs, EDRs, GDRs and foreign money market securities.

     Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes on economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign companies and foreign securities markets are less liquid and, at times, more volatile than securities of comparable U.S. companies and U.S. securities markets.

(7)  SECURITIES LENDING

     The funds, excluding the Money Market Fund, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the funds may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are collateralized at all times by cash or other liquid assets at least equal to the value of the securities, which is determined on a daily basis. At June 30, 2003, cash collateral received for funds engaged in securities lending was invested in the State Street Navigator Securities Lending Prime Portfolio, additionally non-cash collateral was also received. The value of all collateral is included within the Schedule of Investments with an offsetting liability on the Statements of Assets and Liabilities.

     Amounts earned as interest on investments of cash collateral, net of rebates and fees, are included in the Statements of Operations. The value of securities on loan at June 30, 2003 is as follows:

                            VALUE OF SECURITIES ON LOAN
                            ---------------------------
Bond                                 $96,480,339
High Income                            6,299,376
Balanced                              37,734,839
Growth and Income Stock                       --
Capital Appreciation Stock            29,316,816
Mid-Cap Stock                          9,811,399
Multi-Cap Growth Stock                16,061,887
Global Securities                      1,187,213
International Stock                           --

     The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral.

                                ULTRA SERIES FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                  June 30, 2003

(8)  TAX INFORMATION

     For federal income taxes purposes, the funds listed below have capital loss carryovers as of December 31, 2002, which are available to offset future capital gains, if any:

                                 CARRYOVER                 CARRYOVER                 CARRYOVER                 CARRYOVER
                              EXPIRING IN 2007          EXPIRING IN 2008          EXPIRING IN 2009          EXPIRING IN 2010
                              ----------------          ----------------          ----------------          ----------------
Bond                            $   235,991               $   7,577,224             $          --             $   1,857,702
High Income                              --                          --                   454,251                   867,239
Balanced                                 --                          --                        --                28,564,211
Growth and Income Stock                  --                          --                        --                24,906,870
Capital Appreciation Stock               --                          --                        --               116,275,725
Mid-Cap Stock                            --                          --                        --                 4,207,227
Multi-Cap Growth Stock                   --                          --                 4,229,031                 2,592,752
Global Securities                        --                          --                   816,242                   968,145
International Stock                      --                          --                 1,565,839                 2,896,117

     After October 31, 2002, the following funds had capital and currency losses in the following amounts:

                                POST OCTOBER               POST OCTOBER
                               CAPITAL LOSSES             CURRENCY LOSSES
                               --------------             ---------------
High Income                     $   107,332                $     3,863
Multi-Cap Growth Stock               12,301                         --
Global Securities                   201,102                     22,114
International Stock                 332,548                      2,317

     For income tax purposes, these amounts are deferred and deemed to have occurred in the next fiscal year.

(9)  FINANCIAL INSTRUMENTS

     Investing in certain financial instruments, including forward foreign currency contracts and futures contracts, involves risk other than that reflected in the Statements of Assets and Liabilities. Risk associated with these instruments include potential for an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts and changes in the value of foreign currency relative to the U.S. dollar. The High Income fund, Multi-Cap Growth Stock Fund, International Stock Fund, and the Global Securities Fund enter into these contracts primarily to protect these Funds from adverse currency movements.

(10) CONCENTRATION OF RISK

     The High Income Fund invests in securities offering high current income which generally will be in the lower rating categories of recognized ratings agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its assets in high yield securities.

(11) CAPITAL SHARES AND AFFILIATED OWNERSHIP

     All capital shares outstanding at June 30, 2003 are owned by separate investment accounts of CUNA Mutual Life and CUNA Mutual Group related companies. The market value of investments in the Funds by affiliates was as follows:

                                         CUNA MUTUAL                 CUNA MUTUAL                       CUMIS
      FUND                          LIFE INSURANCE COMPANY        INSURANCE SOCIETY            INSURANCE SOCIETY, INC.
      ----                          ----------------------        -----------------            -----------------------
High Income Fund                          $5,877,785                  $         --                    $ 5,877,785
International Stock Fund                   2,313,019                            --                     13,712,949
Global Securities Fund                     3,888,268                     3,895,244                          6,976

                                ULTRA SERIES FUND
                              TRUSTEES AND OFFICERS
                                  June 30, 2003

                                                                                               NUMBER OF
                                                                                               PORTFOLIOS   OTHER
                             POSITION(S)                                                       OVERSEEN    OUTSIDE
       NAME, ADDRESS AND      HELD WITH    LENGTH OF      PRINCIPAL OCCUPATION DURING           IN FUND    DIRECTOR-
         YEAR OF BIRTH        THE FUND     SERVICE(1)          PAST FIVE YEARS                  COMPLEX    SHIPS(5)
-------------------------------------------------------------------------------------------------------------------
Michael S. Daubs(2)(3)       Trustee and  1997 -      CUNA Mutual Insurance Society                19         --
5910 Mineral Point Road      Chairman     Present     Chief Officer - Investments,
Madison, WI 53705                                     1990 - Present

Year of Birth: 1943          President    1984 -      MEMBERS Capital Advisors, Inc.
                                          Present     President,
                                                      1982 - Present

                                                      CUNA Mutual Life Insurance Company
                                                      Chief Officer - Investments,
                                                      1973 - Present
-------------------------------------------------------------------------------------------------------------------
Lawrence R. Halverson(2)(4)  Trustee      1997 -      MEMBERS Capital Advisors, Inc.               19         --
5910 Mineral Point Road                   Present     Senior Vice President - Equities
Madison, WI 53705                                     1996 - Present
Year of Birth: 1945          Vice         1988 -
                             President    Present     CUNA Brokerage Services, Inc.
                                                      President,
                                                      1996 - 1998
-------------------------------------------------------------------------------------------------------------------
Mary E. Hoffmann(2)          Treasurer    1999 -      MEMBERS Capital Advisors, Inc.               19         --
5910 Mineral Point Road                   Present     Assistant Vice President - Product
Madison, WI 53705                                     Operations and Finance,
Year of Birth: 1970                                   2001 - Present
                                                      Product Operations and Finance Manager,
                                                      1998 - 2001

                                                      CUNA Mutual Insurance Society
                                                      Investment Accounting Supervisor,
                                                      1996 - 1998
-------------------------------------------------------------------------------------------------------------------
Holly S. Baggot(2)           Secretary    2003 -      MEMBERS Capital Advisors, Inc.               19         --
5910 Mineral Point Road      and          Present     Senior Manager - Product and Fund
Madison, WI 53705            Assistant                Operations, 2001 - Present
Year of Birth: 1960          Treasurer
                                                      Operations and Administration Manager,
                                                      1998-2001
-------------------------------------------------------------------------------------------------------------------
Dan Owens(2)                 Assistant    2001 -      MEMBERS Capital Advisors, Inc.               19         --
5910 Mineral Point Road      Treasurer    Present     Senior Manager - Portfolio Operations,
Madison, WI 53705                                     2001 - Present
Year of Birth: 1966                                   Investment Operations Manager,
                                                      1999 - 2001

                                                      AmerUS Capital Management
                                                      Manager, Investment Accounting -
                                                      Reporting, 1998 - 1999

                                                      AmerUs Life Holdings, Inc.
                                                      Senior Investment Accountant,
                                                      1994 - 1998

                                ULTRA SERIES FUND
                        TRUSTEES AND OFFICERS (CONTINUED)
                                  June 30, 2003

                                                                                                 NUMBER OF
                                                                                                PORTFOLIOS     OTHER
                           POSITION(S)                                                           OVERSEEN     OUTSIDE
       NAME, ADDRESS AND    HELD WITH   LENGTH OF     PRINCIPAL OCCUPATION DURING                IN FUND      DIRECTOR-
         YEAR OF BIRTH      THE FUND    SERVICE(1)        PAST FIVE YEARS                        COMPLEX      SHIPS(5)
-----------------------------------------------------------------------------------------------------------------------
Gwendolyn M. Boeke           Trustee     1988 -     Wartburg Theological Seminary                   19            --
2000 Heritage Way                        Present    Development Association,
Waverly, IA 50677                                   (Dubuque, Iowa)
Year of Birth: 1934                                 Development Associate,
                                                    1997 - Present

                                                    Evangelical Lutheran Church in America
                                                    Foundation (Chicago, Illinois)
                                                    Regional Director, 1990 - Present

                                                    Wartburg College
                                                    (Dubuque, Iowa)
                                                    Director, 1986 - 2001
-----------------------------------------------------------------------------------------------------------------------
Alfred L. Disrud             Trustee     1987 -     Planned Giving Services                         19            --
2000 Heritage Way                        Present    (Waverly, Iowa)
Waverly, IA 50677                                   Owner, 1986 - Present
Year of Birth: 1921
-----------------------------------------------------------------------------------------------------------------------
Thomas C. Watt               Trustee     1986 -     Vision Development Services, Inc.               19         Wells
2000 Heritage Way                        Present    Consultant,                                                Fargo
Waverly, IA 50677                                   1997 - Present                                             Bank,
Year of Birth: 1936                                                                                            Community
                                                    MidAmerica Energy Company                                  Director,
                                                    (Waterloo, Iowa)                                           1985 -
                                                    Manager, Business Initiatives,                             Present
                                                    1987 - 1999
-----------------------------------------------------------------------------------------------------------------------

(1) The board of trustees and officers of the Fund do not currently have term limitations.

(2)  "Interested person" as defined in the 1940 Act.

(3) Mr. Daubs is considered an "interested" trustee because of the position he holds with the investment advisor of the trust.

(4) Mr. Halverson is considered an "interested" trustee because of the position he holds with the investment advisor of the trust.

(5)  Include only directorships with companies that:

     (a) have a class of securities registered with the SEC under the Securities Exchange Act, section 12; or

     (b) are subject to the requirements of section 15(d) of the Securities Exchange Act; or

     (c) are registered as an investment adviser.

ITEM 2. CODE OF ETHICS.

(a)      Not required in this semi-annual report filed on Form N-CSR.

(c)      Not applicable.

(d)      Not applicable.

(e)      Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in this semi-annual report filed on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in this semi-annual report filed on Form N-CSR.

ITEMS 5 - 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

         (a) Each of the Trust's President and Treasurer has concluded, upon conducting an evaluation of the Trust's disclosure controls and procedures ("DCPs"), as such term is defined in Rule 30a-2(c) under the Act, which such evaluation was made as of a date (the "Evaluation Date") within 90 days of the filing of this Report on Form N-CSR, that the Trust's DCPs are sufficiently effective as of the Evaluation

                  Date so as to ensure that material information relating to the Trust is made known to us by others within the Trust, particularly during the period in which this report on Form N-CSR was prepared.

         (b) There have been no significant changes in the Trust's internal controls or in other factors that could significantly affect those controls subsequent to the Evaluation Date. In addition, there have been no corrective actions undertaken with respect to the Trust with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

         (a) Not applicable.

         (b) Certifications of the President and Treasurer of the registrant.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ULTRA SERIES FUNDS

BY: /s/ Michael S. Daubs
    --------------------
        Michael S. Daubs
        President

DATE: 8/19/03

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY:  /s/ Michael S. Daubs
     --------------------
         Michael S. Daubs
         President, Ultra Series Funds

DATE: 8/19/03

BY: /s/ Mary E. Hoffmann
    --------------------
        Mary E. Hoffmann
        Treasurer, Ultra Series Funds

DATE: 8/19/03

                                  EXHIBIT INDEX

Exhibit 10(b)(i) - Certification of Michael S. Daubs, President, Ultra Series Funds

Exhibit 10(b)(ii) - Certification of Mary E. Hoffmann, Treasurer, Ultra Series Funds